                                      As Filed with the Securities and Exchange
                                           Commission on February 28, 2002

                                                      Registration No. 811-5473

                                                  SECURITIES AND EXCHANGE COMMISSION
                                                        WASHINGTON, D.C. 20549
                                                               FORM N-2

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
  ACT OF 1940                                                                                                   /X/

         Amendment No. 17                                                                                       /X/

                                        OPPENHEIMER MULTI-SECTOR INCOME TRUST

                                 (Exact Name of Registrant as Specified in Charter)

                                                 498 Seventh Avenue
                                             New York, New York 10018

                                      (Address of Principal Executive Offices)

                                                    212-323-0250
-
                                           (Registrant's Telephone Number)

                                                ROBERT G. ZACK, ESQ.
                                               OppenheimerFunds, Inc.
                                                 498 Seventh Avenue
                                              New York, New York 10018

                                       (Name and Address of Agent for Service)

                                                      FORM N-2

                                        OPPENHEIMER MULTI-SECTOR INCOME TRUST

                                                Cross Reference Sheet

Part A of
Form N-2
Item No. Prospectus Heading

1      *
2      *
3      *
4      *
5      *
6      *
7      *
8      General Description of the Registrant
9      Management
10     Capital Stock, Long-Term Debt, and Other Securities
11     *
12     *
13     See Item 15 of the Statement of Additional Information

Part B of
Form N-2
Item No. Heading In Statement of Additional Information

14     Cover Page
15     Table of Contents
16     *
17     See Item 8 of the Prospectus
18     Management
19     Control Persons and Principal Holders of Securities
20     See Item 9 of the Prospectus
21     Brokerage Allocation and Other Practices
22     See Item 10 of the Prospectus
23     Financial Statements

* Not applicable or negative answer.

                                                                  40
                                        OPPENHEIMER MULTI-SECTOR INCOME TRUST

                                                       PART A

                                        INFORMATION REQUIRED IN A PROSPECTUS

Item 1.  Outside Front Cover.

                 Inapplicable.

Item 2.  Inside Front and Outside Back Cover Page.

                 Inapplicable.

Item 3.  Fee Table and Synopsis

                 Inapplicable.

Item 4.  Financial Highlights.

                 Inapplicable.

Item 5.  Plan of Distribution.

                 Inapplicable.

Item 6.  Selling Shareholders.

                 Inapplicable.

Item 7.  Use of Proceeds.

                 Inapplicable.

Item 8.  General Description of the Registrant.

         1.  Oppenheimer Multi-Sector Income Trust (the "Fund" or "Registrant") is a closed-end diversified management investment company organized as a Massachusetts business trust on February 22, 1988.

         2, 3, and 4.  The Fund's primary investment objective is high current income consistent with preservation of capital.  Its secondary objective is capital appreciation.  In seeking those objectives, under normal market conditions, the Fund will allocate its assets among seven sectors of the fixed-income securities market to take advantage of opportunities anticipated by OppenheimerFunds,
Inc., the Fund's investment advisor (the "Advisor"), which arise in particular sectors in various economic environments.  The
Advisor's opinion as to such opportunities will be based on various factors which may affect the levels of income which can be obtained from the different sectors, such as (i) the effect of interest rate changes, on a relative and absolute basis, on yields of securities in the particular sectors, (ii) the effect of changes in tax laws and other legislation affecting securities in the various sectors, (iii) changes in the relative values of foreign currencies, and (iv) perceived strengths of the abilities of issuers in the various sectors to repay their obligations.

         The sectors in which the Fund invests are not divided by industry but instead differ by type of security and issuer and includes U.S. Government, Corporate, International, Asset-Backed (including Mortgage-Backed), Municipal, Convertible and Money Market
sectors.  The Advisor believes that investing the Fund's assets in a portfolio comprised of three or more sectors, as opposed to limiting investments to only one such sector, will enhance the Fund's ability to achieve high current income consistent with preservation of capital or seek capital appreciation.  The range of yields of the securities in each sector will differ from securities in the others both on an absolute and a relative basis.  It is not the intention of the Fund to always allocate its assets to the sector with the highest range of yields as this may not be consistent with preservation of capital.  The Advisor will, however, monitor changes in relative yields of securities in the various sectors to help formulate its decisions on which sectors present attractive investment opportunities at a particular time.

         Historically, the markets for the sectors identified below have tended to behave somewhat independently and have at times moved in opposite directions.  For example, U.S. government securities (defined below) have generally been affected negatively by concerns about inflation that might result from increased economic activity.  Corporate debt securities and convertible securities, on the other hand, have generally benefited from increased economic activity due to the resulting improvement in the credit quality of corporate issuers which, in turn, has tended to cause a rise in the prices of common stock underlying convertible securities.  The converse has generally been true during periods of economic decline.  Similarly, U.S. government securities can be negatively affected by a decline in the value of the dollar against foreign currencies, while the non-dollar denominated securities of foreign issuers held by U.S. investors have generally benefited from such decline.  Investments in short-term money market securities tend to decline less in value than long-term debt securities in periods of rising interest rates but do not rise as much in periods of declining rates.  At times the difference between yields on municipal securities and taxable securities does not fully reflect the tax advantage of municipal securities.  At such times investments in municipal securities tend to fare better in value than taxable investments because the yield differential generally can be expected to increase again to reflect the tax advantage.

         The Advisor believes that when financial markets exhibit this lack of correlation, an active allocation of investments among these seven sectors can permit greater preservation of capital over the long term than would be obtained by investing permanently in any one sector.  To the extent that active allocation of investments among market sectors by the Advisor is successful in preserving or increasing capital, the Fund's capacity to meet its primary objective of high current income should be enhanced over the longer term.  The Advisor also will utilize certain other investment techniques, including options and futures, intended to enhance income and reduce market risk.

         The Fund can invest in securities in the Corporate, International, Asset-Backed and Convertible Sectors which are in the lowest rating category of each of Standard & Poor's Rating Service ("Standard & Poor's") or Moody's Investors Service, Inc.
("Moody's"), or Fitch, Inc. ("Fitch") or another nationally recognized rating organization, or which are unrated.  The description and characteristics of the lowest rating category are discussed in the description of the Corporate Sector.  In all other sectors, the Fund will not invest in securities rated lower than those considered investment grade, i.e. "Baa" by Moody's or "BBB" by Standard
& Poor's, or Fitch.  See "Investment Sectors in Which the Fund Invests" and Appendix A (Securities Ratings) to the Statement of
Additional Information.  Unrated securities will be of comparable quality to those that are rated, in the opinion of the Advisor.
The seven sectors of the fixed-income securities market in which the Fund can invest are:

-        The U.S. Government Sector, consisting of debt obligations of the U.S. government and its agencies and instrumentalities
         ("U.S. government securities");

-        The Corporate Sector, consisting of non-convertible debt obligations or preferred stock of U.S. corporate issuers and participation interests in senior, fully-secured loans made primarily to U.S. companies;

-        The International Sector, consisting of debt obligations (which may be denominated in foreign currencies) of foreign governments and their agencies and instrumentalities, certain supranational entities and foreign and U.S. companies;

-        The Asset-Backed Sector, consisting of undivided fractional interests in pools of consumer loans and participation interests in pools of residential mortgage loans;

-        The Municipal Sector, consisting of debt obligations of states, territories or possessions of the United States and the
         District of Columbia or their political subdivisions, agencies, instrumentalities or authorities;

-        The Convertible Sector, consisting of debt obligations and preferred stock of U.S. corporations which are convertible into common stock; and

-        The Money Market Sector, consisting of U.S. dollar-denominated debt obligations having a maturity of 397 days or less and issued by the U.S. government or its agencies, certain domestic banks or corporations; or certain foreign governments, agencies or banks; and repurchase agreements.

         Current income, preservation of capital and, secondarily, possible capital appreciation will be considerations in the allocation of assets among the seven investment sectors described above. The Advisor anticipates that at all times Fund assets will be spread among three or more sectors.  Securities in the first six sectors above have maturities in excess of 397 days.  All securities denominated in foreign currencies will be considered as part of the International Sector, regardless of maturity.  The
Fund can also invest in options and futures related to securities in each of the sectors.

INVESTMENT SECTORS IN WHICH THE FUND INVESTS

         The Fund's assets allocated to each of the sectors will be managed in accordance with the investment policies described above.  The Fund's portfolio might not always include all of the different types of investments described below.  The allocation among the different types of investments the Fund is permitted to invest in will vary over time based on the Advisor's evaluation of economic and market conditions.

The U.S. Government Sector

         Assets in this sector will be invested in U.S. government securities, which are obligations issued by or guaranteed by the
United States government or its agencies or instrumentalities.  Certain of these obligations, including U.S. Treasury notes and bonds, and Federal Housing Administration debentures, are supported by the full faith and credit of the United States.  Certain other
U.S. government securities, issued or guaranteed by federal agencies or government-sponsored enterprises, are not supported by the full faith and credit of the United States.  These latter securities include obligations supported by the right of the issuer to borrow from the U.S. Treasury, such as obligations of Federal Home Loan Banks, and obligations supported by the credit of the instrumentality, such as Federal National Mortgage Association bonds.  The Advisor will adjust the average maturity of the investments held in this sector from time to time, depending on its assessment of relative yields of securities of different maturities and its expectations of future changes in interest rates.  U.S. government securities are considered among the most creditworthy of fixed-income investments.  Because of this, the yields available from U.S. government securities are generally lower than the yields available from corporate debt securities.  Nevertheless, the values of U.S. government securities (like those of fixed-income securities generally) will change as interest rates fluctuate.

         Zero Coupon Treasury Securities.  The Fund can invest in "zero coupon" Treasury securities which are (a) U.S. Treasury notes and bonds which have been stripped of their unmatured interest coupons and receipts or (b) certificates representing interests in such stripped debt obligations and coupons.  A zero coupon security pays no interest to its holder during its life.  Accordingly, such securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities which make current distribution of interest.  Current federal tax law requires that a holder of a zero coupon security accrue a portion of the discount at which the security was purchased as income each year even though the holder receives no interest payment in cash on the security during the year.  The Fund will not invest more than 10% of its total assets at the time of purchase in zero coupon Treasury securities.

The Corporate Sector

         Assets allocated to this sector will be invested in secured or unsecured non-convertible preferred stock and corporate debt obligations, such as bonds, debentures and notes.  The Fund can also acquire participation interests, as described below.

         Ratings.  Certain corporate fixed-income securities in which the Fund can invest may be unrated or in the lower rating categories of recognized rating agencies, i.e., ratings below "Baa" by Moody's or below "BBB" by Standard & Poor's.  Lower-rated securities, commonly called junk bonds, will involve greater volatility of price and risk of principal and income (including the possibility of default or bankruptcy of the issuer of such securities) than securities in the higher rating categories.  The Fund's investments in lower-rated securities can not exceed 75% of the Fund's total assets, with no more than 50% of the Fund's total assets in lower-rated foreign securities (see "The International Sector," below).

         The Fund's ability to increase its investments in high-yield securities will enable it to seek higher investment return.
However, high-yield securities, whether rated or unrated, could be subject to greater market fluctuations and risks of loss of income and principal and could have less liquidity than lower yielding, higher-rated fixed-income securities.  Principal risks of high-yield securities include (i) limited liquidity and secondary market support, (ii) substantial market price volatility resulting from changes in prevailing interest rates, (iii) subordination of the holder's claims to the prior claims of banks and other senior lenders in bankruptcy proceedings, (iv) the operation of mandatory sinking fund or call/redemption provisions during periods of declining interest rates, whereby the holder might receive redemption proceeds at times when only lower-yielding portfolio securities are available for investment, (v) the possibility that earnings of the issuer can be insufficient to meet its debt service, and (vi)
the issuer's low creditworthiness and potential for insolvency during periods of rising interest rates and economic downturn.

The International Sector

         The assets allocated to this sector will be invested in debt obligations (which may either be denominated in U.S. dollars or in non-U.S. currencies), issued or guaranteed by foreign corporations, certain supranational entities (described below), and foreign governments or their agencies or instrumentalities, and in debt obligations issued by U.S. corporations denominated in non-U.S.
currencies.  All such securities are referred to as "foreign securities."  The Fund's investments in foreign lower-rated securities can not exceed 50% of the Fund's total assets.  The Fund can invest in any country where the Advisor believes there is a potential to achieve the Fund's investment objectives.  The Fund may not invest more than 15% of its total assets in foreign securities of any one country.
         The percentage of the Fund's assets that will be allocated to this sector will vary on the relative yields of foreign and
U.S. securities, the economies of foreign countries, the condition of such countries' financial markets, the interest rate climate of such countries and the relationship of such countries' currencies to the U.S. dollar.  These factors are judged on the basis of fundamental economic criteria (e.g., relative inflation levels and trends, growth rate forecasts, balance of payments status, and economic policies) as well as technical and political data.  The Fund's portfolio of foreign securities can include those of a number of foreign countries or, depending upon market conditions, those of a single country.

         The obligations of foreign governmental entities, including supranational entities, have various kinds of government support, and may or may not be supported by the full faith and credit of a foreign government.  Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies.  Examples include the International Bank for Reconstruction and
Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the Inter-American Development
Bank.  The governmental members, or "stockholders," usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings.
Each supranational entity's lending activities are limited to a percentage of its total capital (including "callable capital"
contributed by members at the entity's call), reserves and net income.  There can be no assurance that foreign governments will be willing or able to honor their commitments.

         Investing in foreign securities involves considerations and possible risks not typically associated with investing in securities in the U.S.  The values of foreign securities investments will be affected by changes in currency rates or exchange control regulations or currency blockage, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the U.S. or abroad) or changed circumstances in dealings between nations.  Costs will be incurred in connection with conversions between various currencies.  Foreign brokerage commissions are generally higher than commissions in the U.S. and foreign securities markets can be less liquid, more volatile and less subject to governmental supervision than in the U.S.  Investments in foreign countries could be affected by other factors not generally thought to be present in the
U.S., including expropriation or nationalization, confiscatory taxation, lack of uniform accounting and auditing standards, and potential difficulties in enforcing contractual obligations, and could be subject to extended settlement periods.  There could be less information publicly available about foreign issuers than about U.S. issuers.

         Because the Fund can purchase securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of the Fund's assets and the Fund's income available for distribution.  Because a portion of the Fund's investment income can be received or realized in foreign currencies, the Fund will be required to compute and distribute its income in U.S. dollars, and absorb the cost of currency fluctuations.  The Fund can engage in foreign currency exchange transactions for hedging purposes to protect against changes in future exchange rates.

         The values of foreign investments and the investment income derived from them can also be affected unfavorably by changes in currency exchange control regulations.  Although the Fund will invest only in securities denominated in foreign currencies that at the time of investment do not have government-imposed restrictions on conversion into U.S. dollars, there can be no assurance against subsequent imposition of currency controls.  In addition, the values of foreign fixed-income investments will fluctuate in response to changes in U.S. and foreign interest rates.

         Special Risks of Emerging Market Countries.  Investments in emerging market countries can involve further risks in addition to those identified above for investments in foreign securities.  Securities issued by emerging market countries and by companies located in those countries can be subject to extended settlement periods, whereby the Fund might not receive principal and/or income on a timely basis and its net asset value could be affected.  There can be a lack of liquidity for emerging market securities;
interest rates and foreign currency exchange rates could be more volatile; sovereign limitations on foreign investments may be more likely to be imposed; there can be significant balance of payment deficits; and their economies and markets can respond in a more volatile manner to economic changes than those of developed countries.

The Asset-Backed Sector

         Asset-Backed Securities.  The Fund can invest in securities that represent undivided fractional interests in pools of consumer loans, similar in structure to the mortgage-backed securities in which the Fund can invest described below.  Payments of principal and interest are passed through to holders of asset-backed securities and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or having a priority to certain of the borrower's other obligations.  The degree of credit enhancement varies and generally applies, until exhausted, to only a fraction of the asset-backed security's par value.  If the credit enhancement of any asset-backed security held by the Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Fund can then experience losses or delays in receiving payment and a decrease in the value of the asset-backed security.

         The value of asset-backed securities is affected by changes in the market's perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement, and is also affected if any credit enhancement is exhausted.  The risks of investing in asset-backed securities are ultimately dependent upon payment of the underlying consumer loans by the individuals, and the Fund would generally have no recourse to the entity that originated the loans in the event of default by a borrower.  The underlying loans are subject to prepayments that shorten the weighted average life of asset-backed securities and can lower their return in the same manner as described below for prepayments of a pool of mortgage loans underlying mortgage-backed securities.

         Private and U.S. Government Issued Mortgage-Backed Securities and CMOs.   The Fund can invest in securities that represent
participation interests in pools of residential mortgage loans, including collateralized mortgage obligations (CMOs).  Some CMOs can be issued or guaranteed by agencies or instrumentalities of the U.S. government (for example, Ginnie Maes, Freddie Macs and Fannie
Maes).  Other CMOs are issued by private issuers, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers.  CMOs issued by such private issuers are not issued or guaranteed by the U.S. government or its agencies and are, therefore, also subject to credit risks.  Credit risk relates to the ability of the issuer or a debt security to make interest or principal payments on the security as they become due.  Securities issued or guaranteed by the U.S. government are subject to little, if any, credit risk because they are backed by the "full faith and credit of the U.S.
government," which in general terms means that the U.S. Treasury stands behind the obligation to pay interest and principal.

         The Fund's investments can include securities which represent participation interests in pools of residential mortgage loans which may be issued or guaranteed by private issuers or by agencies or instrumentalities of the U.S. government.  Such securities differ from conventional debt securities which provide for periodic payment of interest in fixed or determinable amounts (usually semi-annually) with principal payments at maturity or specified call dates.  Mortgage-backed securities provide monthly payments which are, in effect, a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans.

         The yield on mortgage-backed securities is based on the average expected life of the underlying pool of mortgage loans, which is computed on the basis of the maturities of the underlying instruments.  The actual life of any particular pool will be shortened by unscheduled or early payments of principal and interest.  The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to predict accurately the average life of a particular pool.  The yield on such pools is usually computed by using the historical record of prepayments for that pool, or in the case of newly-issued mortgages, the prepayment history of similar pools.  The actual prepayment experience of a pool of mortgage loans can cause the yield realized by the Fund to differ from the yield calculated on the basis of the expected average life of the pool.

         The price and yields to maturity of CMOs are, in part, determined by assumptions about cash-flows from the rate of payments of underlying mortgages.  However, changes in prevailing interest rates can cause the rate of prepayments of underlying mortgages to change.  In general, prepayments on fixed rate mortgage loans increase during periods of falling interest rates and decrease during periods of rising interest rates.  Faster than expected prepayments of underlying mortgages will reduce the market value and yield to maturity of issued CMOs.  If prepayments of mortgages underlying a short-term or intermediate-term CMO occur more slowly than anticipated because of rising interest rates, the CMO effectively can become a longer-term security.  The prices of long-term debt securities generally fluctuate more widely than those of shorter-term securities in response to changes in interest rates which, in turn, can result in greater fluctuations in the Fund's share prices.

         Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments will most likely decline.  When prevailing interest rates rise, the value of a pass-through security can decrease as do other debt securities, but, when prevailing interest rates decline, the value of pass-through securities is not likely to rise on a comparable basis with other debt securities because of the pre-payment feature of pass-through securities.  The Fund's reinvestment of scheduled principal payments and unscheduled prepayments it receives can occur at higher or lower rates than the original investment, thus affecting the yield of the Fund.  Monthly interest payments received by the Fund have a compounding effect which can increase the yield to shareholders more than debt obligations that pay interest semi-annually.

         Because of those factors, mortgage-backed securities can be less effective than Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates.  Accelerated prepayments adversely affect yields for pass-through securities purchased at a premium (i.e., a price in excess of principal amount) and can involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid.  The opposite is true for pass-through securities purchased at a discount.  The Fund can purchase mortgage-backed securities at a premium or at a discount.

         Some mortgage-backed securities issued or guaranteed by U.S. government agencies or instrumentalities are backed by the full faith and credit of the U.S. Treasury (e.g., direct pass-through certificates of the Government National Mortgage Association); some are supported by the right of the issuer to borrow from the U.S. government (e.g., obligations of Federal Home Loan Banks); and some are backed by only the credit of the issuer itself (e.g., obligations of the Federal National Mortgage Association).  Such guarantees do not extend to the value or yield of the mortgage-backed securities themselves or to the value of the Fund's shares.

         Interest Rate Risks.  Although U.S. government securities involve little credit risk, their market values will fluctuate until they mature, depending on prevailing interest rates.  When prevailing interest rates go up, the market value of already issued debt securities tends to go down.  When interest rates go down, the market value of already issued debt securities tends to go up.
The magnitude of those fluctuations generally will be greater when the average maturity of the Fund's portfolio securities is longer.  Certain of the Fund's investments, such as I/Os, P/Os and mortgage-backed securities such as CMOs, can be very sensitive to interest rate changes and their values can be quite volatile.

         The Fund can invest in "stripped" mortgage-backed securities or CMOs.  Stripped mortgage-backed securities usually have two classes.  The classes receive different proportions of the interest and principal distributions on the pool of mortgage assets that act as collateral for the security.  In certain cases, one class will receive all of the interest payments (and is known as an
"I/O"), while the other class will receive all of the principal value on maturity (and is known as a "P/O").

         The yield to maturity on the class that receives only interest is extremely sensitive to the rate of payment of the principal on the underlying mortgages.  Principal prepayments increase that sensitivity.  Stripped securities that pay "interest only" are therefore subject to greater price volatility when interest rates change, and they have the additional risk that if the underlying mortgages are prepaid, the Fund will lose the anticipated cash flow from the interest on the prepaid mortgages.  That risk is increased when general interest rates fall, and in times of rapidly falling interest rates, the Fund might receive back less than its investment.

         The value of "principal only" securities generally increases as interest rates decline and prepayment rates rise.  The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity.

         Stripped securities are generally purchased and sold by institutional investors through investment banking firms.  At present, established trading markets have not yet developed for these securities.  Therefore, some stripped securities could be deemed "illiquid."  If the Fund holds illiquid stripped securities, the amount it can hold will be subject to the Fund's investment limitations set forth under "Direct Placements and Other Illiquid Securities."

         The Fund can also enter into "forward roll" transactions with banks or other buyers that provide for future delivery of the mortgage-backed securities in which the Fund can invest.  The Fund would be required to deposit liquid assets of any type, including equity and debt securities of any grade to its custodian bank in an amount equal to its purchase payment obligation under the roll.

         GNMA Certificates.  Certificates of the Government National Mortgage Association ("GNMA Certificates") are mortgage-backed securities which evidence an undivided interest in a pool or pools of mortgages.  The GNMA Certificates that the Fund can purchase are of the "modified pass-through" type, which entitle the holder to receive timely payment of all interest and principal payments due on the mortgage pool, net of fees paid to the "issuer" and GNMA, regardless of whether the mortgagor actually makes the payment.

         The National Housing Act authorizes GNMA to guarantee the timely payment of principal and interest on securities backed by a pool of mortgages insured by the Federal Housing Administration ("FHA") or guaranteed by the Veterans Administration ("VA").  The
GNMA guarantee is backed by the full faith and credit of the U.S. government.  GNMA is also empowered to borrow without limitation from the U.S. Treasury if necessary to make any payments required under its guarantee.

         The average life of a GNMA Certificate is likely to be substantially shorter than the original maturity of the mortgages underlying the securities.  Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal investment long before the maturity of the mortgages in the pool.  Foreclosures impose no risk to principal investment because of the GNMA guarantee, except to the extent that the Fund has purchased the certificates at a premium in the secondary market.

         FHLMC Securities.  The Federal Home Loan Mortgage Corporation ("FHLMC") was created to promote development of a nationwide secondary market for conventional residential mortgages.  FHLMC issues two types of mortgage pass-through securities ("FHLMC
Certificates"): mortgage participation certificates ("PCS") and guaranteed mortgage certificates ("GMCs").  PCS resemble GNMA
Certificates in that each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool.  FHLMC guarantees timely monthly payment of interest on PCS and the ultimate payment of principal.

         GMCs also represent a pro rata interest in a pool of mortgages.  However, these instruments pay interest semi-annually and return principal once a year in guaranteed minimum payments.  The expected average life of these securities is approximately 10 years.  The FHLMC guarantee is not backed by the full faith and credit of the United States.

         FNMA Securities.  The Federal National Mortgage Association ("FNMA") was established to create a secondary market in mortgages insured by the FHA.  FNMA issues guaranteed mortgage pass-through certificates ("FNMA Certificates").  FNMA Certificates resemble GNMA Certificates in that each FNMA Certificate represents a pro rata share of all interest and principal payments made and owed on the underlying pool.  FNMA guarantees timely payment of interest and principal on FNMA Certificates.  The FNMA guarantee is not backed by the full faith and credit of the United States.

The Municipal Sector

         The assets of this sector will be invested in obligations issued by or on behalf of states, territories or possessions of the United States and the District of Columbia or their political subdivisions, agencies, instrumentalities or authorities (municipal bonds).  At the time of purchase, all securities in this sector will be rated within the four highest grades assigned by Moody's,
Standard & Poor's, Fitch ("Baa" or better by Moody's or "BBB" or better by Standard & Poor's), or another nationally recognized rating organization, or unrated securities which are of comparable quality in the opinion of the Advisor.  Any income earned on municipal bonds which the Fund distributes to shareholders would be treated as taxable income to such shareholders.

         The Fund does not expect to invest in municipal bonds for tax-exempt income to distribute to shareholders, but to take advantage of yield differentials with other debt securities, which can be reflected in bond prices, and thus reflect potential for capital appreciation.  Because municipal bonds are generally exempt from federal taxation they normally yield much less than taxable fixed-income securities.  At times, however, the yield differential narrows from its normal range.  This can occur, for example, when the demand for U.S. government securities substantially increases in times of economic stress or when investors seeking safety are willing to pay more for such securities thereby reducing the yield.  It also can occur when investors perceive a threat to the continuation of the tax-exempt status of municipal bonds through possible Congressional or State action.  When this happens, investors are not willing to pay as much for municipal bonds, thereby reducing prices and increasing their yield compared to taxable obligations.  If such situations occur, investments in the Municipal Sector can be more attractive than other sectors even though such investments continue to offer lower yields than taxable securities because if the yield differential returns to normal ranges, the value of municipal bonds relative to taxable fixed-income securities will have increased, i.e. depreciated less or appreciated more.  Such an investment would help the Fund achieve its objective of capital preservation or capital appreciation.  It would also help achieve its objective of high income because the Fund's net asset value per share would be higher than it otherwise would have been, thereby permitting it to earn additional income on those assets.

         Municipal bonds include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, highways, bridges, schools, hospitals, housing, mass transportation, streets, and water and sewer works.  Other public purposes for which municipal bonds can be issued include the refunding of outstanding obligations, obtaining funds for general operating expenses and obtaining funds to lend to other public institutions and facilities.

         The two principal classifications of municipal bonds are (1) "general obligation" and (2) "revenue" (or "special tax")
bonds.  General obligation bonds are secured by the issuer's pledge of its full faith, credit and unlimited taxing power for the payment of principal and interest.  Revenue or special tax bonds are payable only from the revenues derived from a particular facility or class of facilities or project or, in a few cases, from the proceeds of a special excise or other tax but are not supported by the issuer's power to levy general taxes.  There are variations in the security of municipal bonds, both within a particular classification and between classifications, depending on numerous factors.  The yields of municipal bonds depend on, among other things, general money market conditions, general conditions of the Municipal Bond market, size of a particular offering, the maturity of the obligation and rating of the issue, and are generally lower than those of taxable investments.

The Convertible Sector

         Assets allocated to this sector will be invested in securities (bonds, debentures, corporate notes, preferred stocks and units with warrants attached) which are convertible into common stock.  Common stock received upon conversion can be retained in the
Fund's portfolio to permit orderly disposition or to establish a holding period to avoid possible adverse federal income tax consequences to the Fund or shareholders.

         Convertible securities can provide a potential for current income through interest and dividend payments and at the same time provide an opportunity for capital appreciation by virtue of their convertibility into common stock.  The rating requirements to which the Fund is subject when investing in corporate fixed-income securities and foreign securities (see above) also apply  to the
Fund's investments in domestic and foreign convertible securities, respectively.

         Convertible securities rank senior to common stock in a corporation's capital structure and, therefore, can entail less risk than the corporation's common stock.  The value of a convertible security is a function of its "investment value" (its value without considering its conversion privilege) and its "conversion value" (the security's worth if it were to be exchanged pursuant to its conversion privilege for the underlying security at the market value of the underlying security).

         To the extent that a convertible security's investment value is greater than its conversion value, its price will be primarily a reflection of such investment value and its price will be likely to increase when interest rates fall and decrease when interest rates rise as with other fixed-income securities (the credit standing of the issuer and other factors may also have an effect on the convertible security's value).  If the conversion value exceeds the investment value, the price of the convertible security will rise above its investment value and, in addition, will sell at some premium over its conversion value, which represents the price investors are willing to pay for the privilege of purchasing a fixed-income security with a possibility of capital appreciation due to the conversion privilege.  At such times the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.  Convertible securities can be purchased by the Fund at varying price levels above their investment values and/or their conversion values in keeping with the Fund's objectives.

The Money Market Sector

         Assets in this sector will be invested in the following U.S. dollar-denominated debt obligations maturing in 397 days or less:

         (1)     U.S. government securities: Obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities.

         (2)     Bank Obligations: Certificates of deposit, bankers' acceptances, loan participation agreements, time deposits, and letters of credit if they are payable in the United States or London, England, and are issued or guaranteed by a domestic or foreign bank having total assets in excess of $1 billion.

         (3)     Commercial Paper: Obligations rated "A-1," "A-2" or "A-3" by Standard & Poor's or Prime-1, Prime-2 or Prime-3 by
                 Moody's or if not rated, issued by a corporation having an existing debt security rated "A" or better by Standard &
                 Poor's or "A" or better by Moody's.

(4)      Corporate Obligations: Corporate debt obligations (including master demand notes but not including commercial paper) if they are issued by domestic corporations and are rated "A" or better by Standard & Poor's or "A" or better by Moody's or unrated securities which are of comparable quality in the opinion of the Advisor.

         (5)     Other Obligations: Obligations of the type listed in (1) through (4) above, but not satisfying the standards set forth therein, if they are (a) subject to repurchase agreements or (b) guaranteed as to principal and interest by a domestic or foreign bank having total assets in excess of $1 billion, by a corporation whose commercial paper can be purchased by the Fund, or by a foreign government having an existing debt security rated "AA" or "Aa" or better.

         (6)     Board-Approved Instruments: Other short-term investments of a type which the Board determines presents minimal credit risks and which are of "high quality" as determined by any major rating service or, in the case of an instrument that is not rated, of comparable quality as determined by the Board.

         Bank time deposits can be non-negotiable until expiration and can impose penalties for early withdrawal.  Master demand notes are corporate obligations which permit the investment of fluctuating amounts by the Fund at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the borrower.  They permit daily changes in the amounts borrowed.  The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower can prepay up to the full amount of the note without penalty.  These notes may or may not be backed by bank letters of credit.  Because these notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that they will be traded, and there is no secondary market for them, although they are redeemable (and thus immediately repayable by the borrower) at principal amount, plus accrued interest, at any time.

         The Fund has no limitation on the type of issuer from whom these notes will be purchased; however, in connection with such purchase and on an ongoing basis, subject to policies established by the Board of Trustees, the Advisor will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously.  Investments in bank time deposits and master demand notes are subject to the investment limitation on securities that are not readily marketable set forth under "Special Investment Techniques
-- Direct Placements and Other Illiquid Securities."

         Because the Fund can invest in U.S. dollar-denominated securities of foreign banks and foreign branches of U.S. banks, the
Fund can be subject to additional investment risks which can include future political and economic developments of the country in which the bank is located, possible imposition of withholding taxes on interest income payable on the securities, possible seizure or nationalization of foreign deposits, the possible establishment of exchange control regulations or the adoption of other governmental restrictions that might affect the payment of principal and interest on such securities.  Additionally, not all of the U.S. federal and state banking laws and regulations applicable to domestic banks relating to maintenance of reserves, loan limits and promotion of financial soundness apply to foreign branches of domestic banks, and none of them apply to foreign banks.

SPECIAL INVESTMENT TECHNIQUES

         In conjunction with the investments in the seven sectors described above, the Fund can use the following special investment techniques, however, the Fund's portfolio might not always include all of the different types of investment described below.

Direct Placements and Other Illiquid Securities

         The Fund can invest up to 20% of its assets in securities purchased in direct placements which are subject to statutory or contractual restrictions and delays on resale (restricted securities). This policy does not limit the acquisition of restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 that are determined to be liquid by the Board of Trustees or the Advisor under Board-approved guidelines.  Such guidelines take into account trading activity for such securities and the availability of reliable pricing information, among other factors.  If there is a lack of trading interest in particular Rule
144A securities, the Fund's holdings of those securities can be illiquid. Restricted securities may generally be resold only in privately-negotiated transactions with a limited number of purchasers or in a public offering registered under the Securities Act of
1933 and are, therefore, unlike securities which are traded in the open market and can be expected to be sold immediately if the market demand is adequate.  If restricted securities are substantially comparable to registered securities of the same issuer which are readily marketable, the Fund can not purchase them unless they are offered at a discount from the market price of the registered securities.  Generally, no restricted securities will be purchased unless the issuer has agreed to register the securities at its expense within a specific time period.  Adverse conditions in the public securities market at certain times can preclude a public offering of an issuer's unregistered securities.  There can be undesirable delays in selling restricted securities at prices representing fair value.

         The Fund can invest up to an additional 10% of its assets in securities which, although not restricted, are not readily marketable.  Such securities can include bank time deposits, master demand notes described in the Money Market Sector and certain puts and calls which are traded in the over-the-counter markets.  The Advisor monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity. Illiquid securities include repurchase agreements maturing in more than seven days, or certain participation interests other than those with puts exercisable within seven days.

Repurchase Agreements

         Any of the securities permissible for purchase for one of its sectors can be acquired by the Fund subject to repurchase agreements with commercial banks with total assets in excess of $1 billion or securities dealers with a net worth in excess of $50 million.  In a repurchase transaction, at the time the Fund acquires a security, it simultaneously resells it to the vendor and must deliver that security to the vendor on a specific future date.  The repurchase price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect.  The majority of these transactions run from day to day, and delivery pursuant to the resale typically will occur within one to five days of the purchase.  The Fund will not enter into a repurchase transaction of more than seven days.  Repurchase agreements are considered
"loans" under the Investment Company Act of 1940 (the "1940 Act"), collateralized by the underlying security.  The Fund's repurchase agreements will require that at all times while the repurchase agreement is in effect, the collateral's value must equal or exceed the repurchase price to collateralize the loan fully.  The Advisor will monitor the collateral daily and, in the event its value declines below the repurchase price, will immediately demand additional collateral be deposited.  If such demand is not met within one day, the existing collateral will be sold.  Additionally, the Advisor will consider the creditworthiness of the vendor.  If the vendor fails to pay the agreed-upon resale price on the delivery date, the Fund's risks in such event can include any decline in value of the collateral to an amount which is less than 100% of the repurchase price, any costs of disposing of such collateral, and loss from any delay in foreclosing on the collateral.  There is no limit on the amount of the Fund's assets that can be subject to repurchase agreements.

When-Issued and Delayed-Delivery Transactions

         The Fund can purchase asset-backed securities, municipal bonds and other debt securities on a "when-issued" basis, and can purchase or sell such securities on a "delayed-delivery" basis. "When-issued" or "delayed-delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery.  Although the Fund will enter into such transactions for the purpose of acquiring securities for its portfolio for delivery pursuant to option contracts it has entered into; the Fund can dispose of a commitment prior to settlement.  The Fund does not intend to make such purchases for speculative purposes.  When such transactions are negotiated, the price (which is generally expressed in yield terms) is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date.  During the period between commitment by the Fund and settlement, no payment is made for the securities purchased, and no interest accrues to the Fund from the transaction until the Fund receives the security at settlement of the trade.  Such securities are subject to market fluctuations; the value at delivery can be less than the purchase price.  The Fund will identify to its custodian, liquid assets on its records as segregated of any type, including equity and debt securities of any grade at least equal to the value of purchase commitments until payment is made.  Such securities can bear interest at a lower rate than longer term securities.  The commitment to purchase a security for which payment will be made on a future date can be deemed a separate security and involve a risk of loss if the value of the security declines prior to the settlement date, which risk is in addition to the risk of decline of the Fund's other assets.

Hedging

         The Fund can purchase futures contracts; forward contracts; call and put options on securities, futures, indices and foreign currencies; and enter into interest rate swap agreements.  These are referred to as "Hedging Instruments." The Fund is not obligated to use hedging instruments even though it is permitted to use them in the Advisor's discretion, as described below.

         Hedging Instruments can be used to attempt to protect against possible declines in the market value of the Fund's portfolio from downward trends in securities markets, to protect the Fund's unrealized gains in the value of its securities which have appreciated, to facilitate selling securities for investment reasons, to establish a position in the securities markets as a temporary substitute for purchasing particular securities, or to reduce the risk of adverse currency fluctuations.

         The Fund's strategy of hedging with futures and options on futures will be incidental to the Fund's activities in the underlying cash market.  Covered calls and puts can also be written on securities to attempt to increase the Fund's income. The Fund will not use futures and options on futures for speculation.  The hedging instruments the Fund can use are described below.  As of the date of this Registration Statement, the Fund does not intend to enter into futures, forward contracts and options on futures if after any such purchase, the sum of margin deposits on futures and premiums paid on futures options would exceed 5% of the value of the Fund's total assets.

         |_|  Futures.  The Fund can buy and sell futures contracts that relate to (1) stock indices (referred to as stock index futures), other securities indices (together with stock index futures, referred to as financial futures), (3) interest rates
(referred to as interest rate futures), (4) foreign currencies (referred to as forward contracts), or (5) commodities (referred to as commodity futures.) An interest rate future obligates the seller to deliver and the purchaser to take a specific type of debt security at a specific future date for a fixed price.  That obligation can be satisfied by actual delivery of the debt security or by entering into an offsetting contract.  A bond index assigns relative values to the bonds included in that index and is used as a basis for trading long-term bond index futures contracts.  Bond index futures reflect the price movements of bonds included in the index.  They differ from interest rate futures in that settlement is made in cash rather than by delivery; or settlement can be made by entering into an offsetting contract.

         |_|  Put and Call Options. The Fund can buy and sell exchange-traded and over-the-counter put and call options, including index options, securities options, currency options, commodities options, and options on the other types of futures described in
"futures," above.  A call or put can be purchased only if, after the purchase, the value of all call and put options held by the Fund will not exceed 5% of the Fund's total assets.

         If the Fund sells (that is, writes) a call option, it must be "covered."  That means the Fund must own the security subject to the call while the call is outstanding, or, for other types of written calls, the Fund must segregate liquid assets to enable it to satisfy its obligations if the call is exercised.  Up to 25% of the Fund's total assets can be subject to calls.

         The Fund can buy puts whether or not it holds the underlying investment in the portfolio. If the Fund writes a put, the put must be covered by segregated liquid assets.  The Fund will not write puts if more than 50% of the Fund's net assets would have to be segregated to cover put options.

         |_|  Foreign Currency Options.  The Fund can purchase and write puts and calls on foreign currencies that are traded on a securities or commodities exchange or quoted by major recognized dealers in such options, for the purpose of protecting against declines in the dollar value of foreign securities and against increases in the dollar cost of foreign securities to be acquired.  If a rise is anticipated in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of such securities can be partially offset by purchasing calls or writing puts on that foreign currency.  If a decline in the dollar value of a foreign currency is anticipated, the decline in value of portfolio securities denominated in that currency can be partially offset by writing calls or purchasing puts on that foreign currency.  However, in the event of currency rate fluctuations adverse to the Fund's position, it would either lose the premium it paid and incur transaction costs, or purchase or sell the foreign currency at a disadvantageous price.

         |_|  Forward Contracts.  The Fund can enter into foreign currency exchange contracts ("forward contracts"), which obligate the seller to deliver and the purchaser to take a specific foreign currency at a specific future date for a fixed price.  The Fund can enter into a Forward Contract in order to "lock in" the U.S. dollar price of a security denominated in a foreign currency, or to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency.
There is a risk that use of forward contracts can reduce the gain that would otherwise result from a change in the relationship between the U.S. dollar and a foreign currency.  Forward contracts include standardized foreign currency futures contracts which are traded on exchanges and are subject to procedures and regulations applicable to other futures.  The Fund can also enter into a
Forward Contract to sell a foreign currency denominated in a currency other than that in which the underlying security is denominated.  This is done in the expectation that there is a greater correlation between the foreign currency of the Forward
Contract and the foreign currency of the underlying investment than between the U.S. dollar and the currency of the underlying investment.  This technique is referred to as "cross hedging."  The success of cross hedging is dependent on many factors, including the ability of the Advisor to correctly identify and monitor the correlation between foreign currencies and the U.S. dollar.  To the extent that the correlation is not identical, the Fund can experience losses or gains on both the underlying security and the cross currency hedge.

         The Fund will not speculate in foreign currency exchange contracts.  There is no limitation as to the percentage of the
Fund's assets that can be committed to foreign currency exchange contracts.  The Fund does not enter into such forward contracts or maintain a net exposure in such contracts to the extent that the Fund would be obligated to deliver an amount of foreign currency in excess of the value of the Fund's assets denominated in that currency or enter into a cross hedge unless it is denominated in a currency or currencies that the Advisor believes will have price movements that tend to correlate closely with the currency in which the investment being hedged is denominated.

         There are certain risks in writing calls.  If a call written by the Fund is exercised, the Fund foregoes any profit from any increase in the market price above the call price of the underlying investment on which the call was written.  In addition, the Fund could experience capital losses that might cause previously distributed short-term capital gains to be re-characterized as non-taxable return of capital to shareholders.  In writing puts, there is the risk that the Fund could be required to buy the underlying security at a disadvantageous price.  The principal risks relating to the use of futures are: (a) possible imperfect correlation between the prices of the futures and the market value of the securities in the Fund's portfolio; (b) possible lack of a liquid secondary market for closing out a futures position; (c) the need for additional skills and techniques beyond those required for normal portfolio management; and (d) losses on futures resulting from interest rate movements not anticipated by the Advisor.

         ?  Interest Rate Swaps and Total Return Swaps.  In an interest rate swap, the Fund and another party exchange their right to receive or their obligation to pay interest on a security. For example, they might swap the right to receive fixed rate payments for floating rate payments. The Fund enters into swaps only on securities it owns.  The Fund can not enter into swaps with respect to more than 25% of its total assets.  Also, the Fund will identify on its books liquid assets of any type, including equity and debt securities of any grade, to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed.

         In addition, the Fund may invest in total return swaps with appropriate counterparties.  In a total return swap, one party pays a rate of interest in exchange for the total rate of return on another investment.  For example, if the Fund wished to invest in a particular security, it could instead enter into a total return swap and receive the total return of that security, less the
"funding cost," which would be a floating interest rate payment to the counterparty.

         Under a swap agreement, the Fund typically will pay a fee determined by multiplying the face value of the swap agreement by an agreed-upon interest rate.  If the underlying asset value declines over the term of the swap, the Fund would be required to pay the dollar value of that decline to the counterparty in addition to its fee payments.

         Swap agreements entail both interest rate risk and credit risk.  There is a risk that, based on movements of interest rates in the future, the payments made by the Fund under a swap agreement will be greater than the payments it receives.  Credit risk arises from the possibility that the counterparty will default.  If the counterparty defaults, the Fund's loss will consist of the net amount of contractual interest payments that the Fund has not yet received.  The Manager will monitor the creditworthiness of counterparties to the Fund's interest rate swap transactions on an ongoing basis.

         |_| Derivative Investments. The Fund can invest in a number of different kinds of "derivative investments."  In general, a
"derivative investment" is a specially designed investment whose performance is linked to the performance of another investment or security, such as an option, future, index, currency or commodity.  The Fund can not purchase or sell physical commodities or commodity contracts; however this does not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.  In the broadest sense, derivative investments include exchange-traded options and futures contracts.  The risks of investing in derivative investments include not only the ability of the company issuing the instrument to pay the amount due on the maturity of the instrument, but also the risk that the underlying investment or security might not perform the way the Advisor expected it to perform.  The performance of derivative investments can also be influenced by interest rate changes in the U.S. and abroad.  All of this can mean that the Fund will realize less principal and/or income than expected.  Certain derivative investments held by the Fund can trade in the over-the-counter market and can be illiquid.  Derivative investments used by the Fund are used in some cases for hedging purposes and in other cases for "non-hedging"
investment purposes to seek income or total return.  In the broadest sense, exchange-traded options and futures contracts (discussed in "Hedging," above) can be considered "derivative investments."

         The Fund can invest in different types of derivatives, generally known as "Structured Investments."  "Index-linked" or
"commodity -linked" notes are debt securities of companies that call for interest payments and/or payment on the maturity of the note in different terms than the typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum on the maturity of the note.  Principal and/or interest payments on an index-linked note depend on the performance of one or more market indices, such as the S&P 500 Index or a weighted index of commodity futures, such as crude oil, gasoline and natural gas.  Further examples of derivative investments the Fund can invest in include "debt exchangeable for common stock" of an issuer or "equity-linked debt securities" of an issuer. At maturity, the principal amount of the security is exchanged for common stock of the issuer or is payable in an amount based on the issuer's common stock price at the time of maturity.  In either case there is a risk that the amount payable at maturity will be less than the principal amount of the debt.

         The Fund can also invest in currency-indexed securities.  Typically these are short-term or intermediate-term debt securities having a value at maturity, and/or interest rates determined by reference to one or more specified foreign currencies.
Certain currency-indexed securities purchased by the Fund can have a payout factor tied to a multiple of the movement of the U.S.
dollar (or the foreign currency in which the security is denominated) against the movement in the U.S. dollar, the foreign currency, another currency, or an index.  Such securities can be subject to increased principal risk and increased volatility than comparable securities without a payout factor in excess of one, but the Advisor believes the increased yield justifies the increased risk.

         |_|  Participation Interests.  The Fund can acquire interests in loans that are made to U.S. companies, foreign companies and foreign governments (the "borrower").  They can be interests in, or assignments of, the loan and are acquired from banks or brokers that have made the loan or have become members of the lending syndicate.  The Fund will not invest, at the time of investment, more than 5% of its net assets in participation interests of the same borrower.  The Advisor has set certain creditworthiness standards for borrowers, and monitors their creditworthiness.  The value of loan participation interests depends primarily upon the creditworthiness of the borrower, and its ability to pay interest and principal.  Borrowers can have difficulty making payments.  If a borrower fails to make scheduled interest or principal payments, the Fund could experience a decline in the net asset value of its shares.  Some borrowers can have senior securities rated as low as "C" by Moody's or "D" by Standard & Poor's, but can be deemed acceptable credit risks.  Participation interests are subject to the Fund's limitations on investments in illiquid securities.

Loans of Portfolio Securities

         To attempt to increase its income, the Fund can lend its portfolio securities if, after any loan, the value of the securities loaned does not exceed 25% of the total value of its assets.  Under applicable regulatory requirements (which are subject to change), the loan collateral must, on each business day, be at least equal to the value of the loaned securities and must consist of cash, bank letters of credit or U.S. government securities.  To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter.  Such terms and the issuing bank must be satisfactory to the Fund.  The Fund receives an amount equal to the dividends or interest on loaned securities and also receives one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, or (c) interest on short-term debt securities purchased with such loan collateral; either type of interest may be shared with the borrower.  The Fund can also pay reasonable finder's, custodian and administrative fees.

         The terms of the Fund's loans must meet certain tests under the Internal Revenue Code of 1986, as amended (the "Internal
Revenue Code" or the "Code"), and permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any important matter.  The Fund will make such loans only to banks and securities dealers with whom it can enter into repurchase transactions.  If the borrower fails to return this loaned security the Fund's risks include: (1) any costs in disposing of the collateral; (2) loss from a decline in value of the collateral to an amount less than 100% of the securities loaned; (3) being unable to exercise its voting or consent rights with respect to the security; and (4) any loss arising from the Fund being unable to timely settle a sale of such securities.

Borrowing

         From time to time, the Fund can increase its ownership of securities by borrowing up to 10% of the value of its net assets from banks and investing the borrowed funds (on which the Fund will pay interest).  After any such borrowing, the Fund's total assets, less its liabilities other than borrowings, must remain equal to at least 300% of all borrowings, as set forth in the
Investment Company Act.  Interest on borrowed money is an expense the Fund would not otherwise incur, so that it can have substantially reduced net investment income during periods of substantial borrowings.  The Fund's ability to borrow money from banks subject to the 300% asset coverage requirement is a fundamental policy.

         The Fund can also borrow to finance repurchases and/or tenders of its shares and can also borrow for temporary purposes in an amount not exceeding 5% of the value of the Fund's total assets.  Any investment gains made with the proceeds obtained from borrowings in excess of interest paid on the borrowings will cause the net income per share or the net asset value per share of the
Fund's shares to be greater than would otherwise be the case.  On the other hand, if the investment performance of the securities purchased fails to cover their cost (including any interest paid on the money borrowed) to the Fund, then the net income per share or net asset value per share of the Fund's shares will be less than would otherwise have been the case.  This speculative factor is known as "leverage."

         Although such borrowings would therefore involve additional risk to the Fund, the Fund will only borrow if such additional risk of loss of principal is considered by the Advisor to be appropriate in relation to the Fund's primary investment objective of high current income consistent with preservation of capital.  The Advisor will make this determination by examining both the market for securities in which the Fund invests and interest rates in general to ascertain that the climate is sufficiently stable to warrant borrowing.

Portfolio Turnover

         Because the Fund will actively use trading to benefit from short-term yield disparities among different issues of fixed-income securities or otherwise to achieve its investment objective and policies, the Fund can be subject to a greater degree of portfolio turnover than might be expected from investment companies which invest substantially all of their assets on a long-term basis.  The Fund cannot accurately predict its portfolio turnover rate, but it is anticipated that its annual turnover rate generally will not exceed 400% (excluding turnover of securities having a maturity of one year or less).

         The Advisor will monitor the Fund's tax status under the Internal Revenue Code during periods in which the Fund's annual turnover rate exceeds 100%.  Higher portfolio turnover results in increased Fund expenses, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and on the reinvestment in other securities.  To the extent that increased portfolio turnover results in sales of securities held less than three months, the Fund's ability to qualify as a
"regulated investment company" under the Internal Revenue Code can be affected.

Defensive Strategies

         There can be times when, in the Advisor's judgment, conditions in the securities markets would make pursuing the Fund's primary investment strategy inconsistent with the best interests of its shareholders.  At such times, the Fund may employ alternative strategies primarily seeking to reduce fluctuations in the value of the Fund's assets.  In implementing these defensive strategies, the Fund can invest all or any portion of its assets in nonconvertible high-grade debt securities, or U.S. government and agency obligations.  The Fund can also hold a portion of its assets in cash or cash equivalents.  It is impossible to predict when, or for how long, alternative strategies will be utilized.

Effects of Interest Rate Changes

         During periods of falling interest rates, the values of outstanding long term fixed-income securities generally rise.
Conversely, during periods of rising interest rates, the values of such securities generally decline.  The magnitude of these fluctuations will generally be greater for securities with longer maturities.  If the Advisor's expectation of changes in interest rates or its evaluation of the normal yield relationships in the fixed-income markets proves to be incorrect, the Fund's income, net asset value and potential capital gain can be decreased or its potential capital loss can be increased.

         Although changes in the value of the Fund's portfolio securities subsequent to their acquisition are reflected in the net asset value of the Fund's shares, such changes will not affect the income received by the Fund from such securities.  The dividends paid by the Fund will increase or decrease in relation to the income received by the Fund from its investments, which will in any case be reduced by the Fund's expenses before being distributed to the Fund's shareholders.

INVESTMENT RESTRICTIONS

         The Fund has adopted the following investment restrictions, which together with its investment objectives, are fundamental policies changeable only with the approval of the holders of a "majority" of the Fund's outstanding voting securities, defined in the
1940 Act as the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Fund, or (b) 67% or more of the shares present or represented by proxy at a meeting if more than 50% of the Fund's outstanding shares are represented at the meeting in person or by proxy.  Unless it is specifically stated that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment, and the Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.  Under these restrictions, the Fund will not do any of the following:

o        As to 75% of its total assets, the Fund will not invest in securities of any one issuer (other than the United States government, its agencies or instrumentalities) if after any such investment either (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would then own more than 10% of the voting securities of that issuer;

o        The Fund will not concentrate investments to the extent of 25% or more of its total assets in securities of issuers in the same industry; provided that this limitation shall not apply with respect to investments in U.S. government securities;

o        The Fund will not make loans except through (a) the purchase of debt securities in accordance with its investment objectives and policies; (b) the lending of portfolio securities as described above; or (c) the acquisition of securities subject to repurchase agreements;

o        The Fund will not borrow money, except in conformity with the restrictions stated above under "Borrowing";

o        The Fund will not pledge, hypothecate, mortgage or otherwise encumber its assets, except to secure permitted borrowings or for the escrow arrangements contemplated in connection with the use of Hedging Instruments;

o        The Fund will not participate on a joint or joint and several basis in any securities trading account;

o        The Fund will not invest in companies for the purpose of exercising control or management thereof;

o        The Fund will not make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or by virtue of ownership of other securities has the right, without payment of any further consideration, to obtain an equal amount of the securities sold short ("short sales against the box").  Because changes in federal income tax laws would not enable the Fund to defer realization of gain or loss for federal income tax purposes, short sales against the box therefore would not be used by the Fund;

o        The Fund will not invest in (a) real estate, except that it can purchase and sell securities of companies which deal in real estate or interests therein; (b) commodities or commodity contracts (except that the Fund can purchase and sell hedging instruments whether or not they are considered to be a commodity or commodity contract); or (c) interests in oil, gas or other mineral exploration or development programs;

o        The Fund will not act as an underwriter of securities, except insofar as the Fund might be deemed to be an underwriter for purposes of the Securities Act of 1933 in the resale of any securities held for its own portfolio;

o        The Fund will not purchase securities on margin, except that the Fund can make margin deposits in connection with any of the
          Hedging Instruments it can use; or

o        The Fund will not issue "senior securities," but this does not prohibit certain investment activities for which assets of the Fund are designated as segregated, or margin, collateral, or escrow arrangements are established, to cover the related obligations.  Examples of those activities include borrowing money, reverse repurchase agreements, delayed-delivery agreements and when-issued arrangements for portfolio securities transactions and contracts to buy or sell derivatives, hedging instruments or options or futures.

5.       The shares of beneficial interest of the Fund, $.01 par value per share (the "shares"), are listed and traded on The New
              York Stock Exchange (the "NYSE").  The following table sets forth for the shares for the periods indicated: (a) the per share high sales price on the NYSE, the net asset value per share as of the last day of the week immediately preceding such day and the premium or discount (expressed as a percentage of net asset value) represented by the difference between such high sales price and the corresponding net asset value and (b) the per share low sales price on the NYSE, the net asset value per share as of the last day of the week immediately preceding such day and the premium or discount
              (expressed as a percentage of net asset value) represented by the difference between such low sales price and the corresponding net asset value.

                     Market Price High;(1)  Market Price Low;(1)
                     NAV and Premium/                                    NAV and Premium/
Ended                Discount That Day(2)                                Discount That Day(2)
--------             ----------------------------                        ----------------------------

1/31/99              Market: $9.56                                       Market: $8.50
                     NAV: $9.87                                          NAV: $9.94
                     Premium//Discount: -3.14%                           Premium//Discount: -14.49%

4/30/99              Market: $8.94                                       Market: $8.50
                     NAV: $9.79                                          NAV: $10.00
                     Premium//Discount: -8.71%                           Premium//Discount: -17.65%

7/31/99              Market: $8.88                                       Market: $8.50
                     NAV: $10.07                                         NAV: $9.67
                     Premium//Discount: -11.87%                          Premium//Discount: -12.10%

10/31/99             Market: $8.75                                       Market: $7.87
                     NAV: $9.54                                          NAV: $9.41
                     Premium//Discount: -8.28%                           Premium//Discount: -16.37%

1/31/00              Market: $8.25                                       Market: $7.31
                     NAV: $9.55                                          NAV: $9.52
                     Premium//Discount: -13.61%                          Premium//Discount:  -23.21%

4/30/00              Market: $7.75                                       Market: $7.31
                     NAV: $9.38                                          NAV: $9.48
                     Premium//Discount: -17.38%                          Premium//Discount: -22.89%

7/31/00              Market: $8.31                                       Market: $7.38
                     NAV: $9.22                                          NAV: $9.00
                     Premium//Discount: -9.87%                           Premium//Discount: -18.00%

10/31/00             Market: $8.44                                       Market: $7.25
                     NAV: $9.20                                          NAV: $8.90
                     Premium//Discount: -8.26%                           Premium//Discount: -18.54%

1/31/01              Market: $8.74                                       Market: $7.60
                     NAV: $9.06                                          NAV: $8.61
                     Premium//Discount: -3.53%                           Premium//Discount: -11.73%

4/30/01              Market: $8.63                                       Market: $8.63
                     NAV: $8.59                                          NAV: $8.59
                     Premium//Discount: 0.45%                            Premium//Discount: 0.45%

7/31/01              Market: $8.93                                       Market: $8.90
                     NAV: $8.42                                          NAV: $8.42
                     Premium//Discount: 6.00%                            Premium//Discount: 5.64%

10/31/01             Market: $8.08                                       Market: $8.01
                     NAV: $8.37                                          NAV: $8.37
                     Premium//Discount: -3.41%                           Premium//Discount: -4.25%

1/31/02              Market: $8.91                                       Market: $8.88
                     NAV: $8.42                                          NAV: $8.42
                     Premium//Discount: 5.79%                            Premium//Discount: 5.43%

---------------
1.  As reported by the NYSE.
2.  The Fund's computation of net asset value (NAV) is as of the close of trading on the last day of the week immediately preceding the day for which the high and low market price is reported and the premium or discount (expressed as a percentage of net asset value) is calculated based on the difference between the high or low market price and the corresponding net asset value for that day, divided by the net asset value.

         The Board of Trustees of the Fund has determined that it could be in the interests of Fund shareholders for the Fund to take action to attempt to reduce or eliminate a market value discount from net asset value.  To that end, the Fund could, from time to time, either repurchase shares in the open market or, subject to conditions imposed from time to time by the Board, make a tender offer for a portion of the Fund's shares at their net asset value per share.  Subject to the Fund's fundamental policy with respect to borrowings, the Fund could incur debt to finance repurchases and/or tenders.  Interest on any such borrowings will reduce the
Fund's net income.  In addition, the acquisition of shares by the Fund will decrease the total assets of the Fund and therefore will have the effect of increasing the Fund's expense ratio.  If the Fund must liquidate portfolio securities to purchase shares tendered, the Fund could be required to sell portfolio securities for other than investment purposes and could realize gains and losses.  Gains realized on securities held for less than three months could affect the Fund's ability to retain its status as a regulated investment company under the Internal Revenue Code.

         In addition to open-market share purchases and tender offers, the Board could also seek shareholder approval to convert the
Fund to an open-end investment company if the Fund's shares trade at a substantial discount.  If the Fund's shares have traded on the
NYSE at an average discount from net asset value of more than 10%, determined on the basis of the discount as of the end of the last trading day in each week during the period of 12 calendar weeks ending October 31 in such year, the Trustees will consider recommending to shareholders a proposal to convert the Fund to an open-end company.  If during a year in which the Fund's shares trade at the average discount stated, and for the period described, in the preceding sentence the Fund also receives written requests from the holders of 10% or more of the Fund's outstanding shares that a proposal to convert to an open end company be submitted to the Fund's shareholders, within six months the Trustees will submit a proposal to the Fund's shareholders, to the extent consistent with the 1940 Act, to amend the Fund's Declaration of Trust to convert the Fund from a closed-end to an open-end investment company.
If the Fund converted to an open-end investment company, it would be able continuously to issue and offer its shares for sale, and each share of the Fund could be tendered to the Fund for redemption at the option of the shareholder, at a redemption price equal to the current net asset value per share.  To meet such redemption request, the Fund could be required to liquidate portfolio securities.  Its shares would no longer be listed on the NYSE.  The Fund cannot predict whether any repurchase of shares made while the Fund is a closed-end investment company would decrease the discount from net asset value at which the shares trade.  To the extent that any such repurchase decreased the discount from net asset value to an amount below 10% during the measurement period described above, the Fund would not be required to submit to shareholders a proposal to convert the Fund to an open-end investment company.

Item 9.  Management

                  1(a).  The Fund is governed by a Board of Trustees, which is responsible under Massachusetts law for protecting the interests of shareholders.  The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Advisor.  The Fund is required to hold annual shareholder meetings for the election of trustees and the ratification of its independent auditors.  The Fund can also hold shareholder meetings from time to time for other important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the
Fund's Declaration of Trust.

                  1(b).  The Advisor, a Colorado corporation with its principal offices at 498 Seventh Ave., New York, New York 10018, acts as investment advisor for the Fund under an investment advisory agreement (the "Advisory Agreement") under which it provides ongoing investment advice and conducts the investment operations of the Fund, including purchases and sales of its portfolio securities, under the general supervision and control of the Trustees of the Fund.  The Advisor also acts as accounting agent for the
Fund.

         The Advisor has operated as an investment advisor since January 1960. The Advisor and its subsidiaries and affiliates managed more than $120 billion in assets as of December 31, 2001, including other Oppenheimer funds with more than 6.3 million shareholder accounts.  The Advisor is located at 488 Seventh Avenue, New York, New York 10018.

                  The Advisor provides office space and investment advisory services for the Fund and pays all compensation of those
Trustees and officers of the Fund who are affiliated persons of the Advisor.  Under the Advisory Agreement, the Fund pays the Advisor an advisory fee computed and paid weekly at an annual rate of 0.65 of 1% of the net assets of the Fund at the end of that week.  The
Fund also pays the Advisor an annual fee of $24,000 plus out-of-pocket costs and expenses reasonably incurred, for performing limited accounting services for the Fund.  During the fiscal years ended October 31, 1999, 2000, and 2001 the Fund paid management fees to the Advisor of $1,857,232, $1,761,032 and $1,634,705, respectively.  The Fund incurred approximately $43,144 in expenses for the fiscal year ended October 31, 2001 for services provided by Shareholder Financial Services, Inc., a subsidiary of the Advisor that acts as transfer agent, shareholder servicing agent and dividend paying agent for the Fund.

         Under the Advisory Agreement, the Fund pays certain of its other costs not paid by the Advisor, including:
(a)      brokerage and commission expenses,
(b)      federal, state, local and foreign taxes, including issue and transfer taxes, incurred by or levied on the Fund,
(c)      interest charges on borrowings,
(d)      the organizational and offering expenses of the Fund, whether or not advanced by the Advisor,
(e)      fees and expenses of registering the shares of the Fund under the appropriate federal securities laws and of qualifying shares of the Fund under applicable state securities laws,
(f)      fees and expenses of listing and maintaining the listings of the Fund's shares on any national securities exchange,
(g)      expenses of printing and distributing reports to shareholders,
(h)      costs of shareholder meetings and proxy solicitation,
(i)      charges and expenses of the Fund's custodian bank and Registrar, Transfer and Dividend Disbursing Agent,
(j)      compensation of the Fund's Trustees who are not interested persons of the Advisor,
(k)      legal and auditing expenses,
(l)      the cost of certificates representing the Fund's shares,
(m)      costs of stationery and supplies, and
(n)      insurance premiums.

         The Advisor has advanced certain of the Fund's organizational and offering expenses, which were repaid by the Fund.  There is no expense limitation provision.

         Each year, the Board of Trustees, including a majority of the Independent Trustees, is required to approve the renewal of the investment advisory agreement.  The Investment Company Act requires that the Board request and evaluate and the Manager provide such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.  The board employs an independent consultant to prepare a report that provides such information as the Board requests for this purpose. The Board reviews the foregoing information in arriving at its decision to renew the investment advisory agreement.  Among other factors, the Board considered:
o        The nature, cost, and quality of the services provided to the Fund and its shareholders;
o        The profitability of the Fund to the Manager;
o        The investment performance of the Fund;
o        Economies of scale that may be available to the Fund from the Manager;
o        Fees paid by other mutual funds for similar services;
o        The value and quality of any other benefits or services received by the Fund from its relationship with the Manager, and
o        The direct and indirect benefits the Manager received from its relationship with the Fund.  These included services provided by the General Distributor and the Transfer Agent, and brokerage and soft dollar arrangements permissible under Section
         28(e) of the Securities Exchange Act.

         The Board generally considers that the Manager must be able to pay and retain high quality personnel at competitive rates to provide services to the Fund.  The Board also generally considers that maintaining the financial viability of the Manager is important so that the Manager will be able to continue to provide quality services to the Fund and its shareholders in adverse times.  The Board also considers the investment performance of other mutual funds advised by the Manager. The Board is aware that there are alternatives to the use of the Manager. General Counsel to the Fund assists the Board in its deliberations.  General
Counsel is independent within the meaning and intent of the SEC Rules regarding the independence of counsel.  In arriving at a decision, the Board does not single out any one factor or group of factors as being more important than other factors, but considers all factors together.  The Board judges the terms and conditions of the Agreement, including the investment advisory fee, in light of all of the surrounding circumstances.

                  1(c).  The Portfolio managers of the Fund are Arthur Steinmetz and Caleb Wong.  Mr. Steinmetz is a Vice President of
the Fund and a Senior Vice President of the Advisor and Mr. Wong is a Vice President of both the Fund and the Advisor.  Messrs.
Steinmetz and Wong have been the persons principally responsible for the day-to-day management of the Trust's portfolio since
February 1, 1999.  Prior to February 1999, Mr. Steinmetz served as a portfolio manager and officer of other Oppenheimer funds.  Mr.
Wong worked on fixed-income quantitative research and risk management for the Advisor since July 1996, prior to which we was enrolled in the Ph.D. program for Economics as the University of Chicago. Other members of the Advisor's fixed-income portfolio department, particularly portfolio analysts, traders and other portfolio managers provide the Fund's portfolio managers with support in managing the Fund's portfolio.

                  1(d). Inapplicable.

                  1(e).   The Bank of New York, 48 Wall Street, New York, New York, acts as the custodian bank for the Fund's assets held in the United States.  The Advisor and its affiliates have banking relationships with the custodian bank.  The Advisor has represented to the Fund that its banking relationships with the custodian bank have been and will continue to be unrelated to and unaffected by the relationship between the Fund and the custodian bank.  It will be the practice of the Fund to deal with the custodian bank in a manner uninfluenced by any banking relationship the custodian bank may have with the Advisor and its affiliates.
Rules adopted under the 1940 Act permit the Fund to maintain its securities and cash in the custody of certain eligible banks and securities depositories.  Pursuant to those Rules, the Fund's portfolio of securities and cash, when invested in foreign securities, will be held in foreign banks and securities depositories approved by the Trustees of the Fund in accordance with the rules of the
Securities and Exchange Commission.

         Shareholder Financial Services, Inc. ("SFSI"), a subsidiary of the Advisor, acts as primary transfer agent, shareholder servicing agent and dividend paying agent for the Fund.  SFSI is paid an agreed upon fee for each account plus out-of-pocket costs and expenses.  United Missouri Trust Company of New York acts as co-transfer agent and co-registrar with SFSI to provide such services as SFSI may request.

         1(f).   See 1(b) above.

         1(g).   Inapplicable.

         2.      Inapplicable.

         3.      None as of February 25, 2002.

Item 10.  Capital Stock, Long-Term Debt, and Other Securities.

         1.  The Fund is authorized to issue an unlimited number of shares of beneficial interest, $.01 par value.  The Fund's shares have no preemptive, conversion, exchange or redemption rights.  Each share has equal voting, dividend, distribution and liquidation rights.  All shares outstanding are, and, when issued, those offered hereby will be, fully paid and nonassessable.  Shareholders are entitled to one vote per share.  All voting rights for the election of Trustees are noncumulative, which means that the holders of more than 50% of the shares can elect 100% of the Trustees then nominated for election if they choose to do so and, in such event, the holders of the remaining shares will not be able to elect any Trustees.  Under the rules of the NYSE applicable to listed companies, the Fund is required to hold an annual meeting of shareholders in each year.

         Under Massachusetts law, under certain circumstances shareholders could be held personally liable for the obligations of the
Fund.  However, the Declaration of Trust disclaims shareholder liability for actions or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund.  The Declaration of Trust provides for indemnification by the Fund for all losses and expenses of any shareholder held personally liable for obligations of the Fund.  Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations.  The likelihood of such circumstances is remote.

         Pursuant to the Trust's Dividend Reinvestment and Cash Purchase Plan (the "Plan"), all dividends and capital gains distributions ("Distributions") declared by the Trust will be automatically reinvested in additional full and fractional shares of the Trust ("shares") unless (i) a shareholder elects to receive cash or (ii) shares are held in nominee name, in which event the nominee should be consulted as to participation in the Plan.  Shareholders that participate in the Plan ("Participants") may, at their option, make additional cash investments in shares, semi-annually in amounts of at least $100, through payment to Shareholder
Financial Services, Inc., the agent for the Plan (the "Agent"), and a service fee of $0.75.

         Depending upon the circumstances hereinafter described, Plan shares will be acquired by the Agent for the Participant's account through receipt of newly issued shares or the purchase of outstanding shares on the open market.  If the market price of shares on the relevant date (normally the payment date) equals or exceeds their net asset value, the Agent will ask the Trust for payment of the Distribution in additional shares at the greater of the Trust's net asset value determined as of the date of purchase or 95% of the then-current market price.  If the market price is lower than net asset value, the Distribution will be paid in cash, which the Agent will use to buy shares on The New York Stock Exchange (the "NYSE"), or otherwise on the open market to the extent available.  If the market price exceeds the net asset value before the Agent has completed its purchases, the average purchase price per share paid by the Agent may exceed the net asset value, resulting in fewer shares being acquired than if the Distribution had been paid in shares issued by the Trust.

         Participants may elect to withdraw from the Plan at any time and thereby receive cash in lieu of shares by sending appropriate written instructions to the Agent.  Elections received by the Agent will be effective only if received more than ten days prior to the record date for any Distribution; otherwise, such termination will be effective shortly after the investment of such
Distribution with respect to any subsequent Distribution.  Upon withdrawal from or termination of the Plan, all shares acquired under the Plan will remain in the Participant's account unless otherwise requested.  For full shares, the Participant may either: (1)
receive without charge a share certificate for such shares; or (2) request the Agent (after receipt by the Agent of signature guaranteed instructions by all registered owners) to sell the shares acquired under the Plan and remit the proceeds less any brokerage commissions and a $2.50 service fee.  Fractional shares may either remain in the Participant's account or be reduced to cash by the Agent at the current market price with the proceeds remitted to the Participant.  Shareholders who have previously withdrawn from the Plan may rejoin at any time by sending written instructions signed by all registered owners to the Agent.

         There is no direct charge for participation in the Plan; all fees of the Agent are paid by the Trust.  There are no brokerage charges for shares issued directly by the Trust.  However, each Participant will pay a pro rata share of brokerage commissions incurred with respect to open market purchases of shares to be issued under the Plan.  Participants will receive tax information annually for their personal records and to assist in federal income tax return preparation.  The automatic reinvestment of Distributions does not relieve Participants of any income tax that may be payable on Distributions.

         The Plan may be terminated or amended at any time upon 30 days' prior written notice to Participants which, with respect to a Plan termination, must precede the record date of any Distribution by the Trust.  Additional information concerning the Plan may be obtained by shareholders holding shares registered directly in their names by writing the Agent, Shareholder Financial Services,
Inc., P.O. Box 173673, Denver, CO, 80217-3673 or by calling 1.800.647.7374.  Shareholders holding shares in nominee name should contact their brokerage firm or other nominee for more information.

         The Fund presently has provisions in its Declaration of Trust and By-Laws (together, the "Charter Documents") which could have the effect of limiting (i) the ability of other entities or persons to acquire control of the Fund, (ii) the Fund's freedom to engage in certain transactions or (iii) the ability of the Fund's Trustees or shareholders to amend the Charter Documents or effect changes in the Fund's management.  Those provisions of the Charter Documents may be regarded as "anti-takeover" provisions.
Specifically, under the Fund's Declaration of Trust, the affirmative vote of the holders of not less than two thirds (66-2/3%) of the
Fund's shares outstanding and entitled to vote is required to authorize the consolidation of the Fund with another entity, a merger of the Fund with or into another entity (except for certain mergers in which the Fund is the successor), a sale or transfer of all or substantially all of the Fund's assets, the dissolution of the Fund, the conversion of the Fund to an open-end company, and any amendment of the Fund's Declaration of Trust that would affect any of the other provisions requiring a two-thirds vote.  However, a
"majority" shareholder vote, as defined in the Charter Documents, shall be sufficient to approve any of the foregoing transactions that have been recommended by two-thirds of the Trustees.  Notwithstanding the foregoing, if a corporation, person or entity is directly, or indirectly through its affiliates, the beneficial owner of more than 5% of the outstanding shares of the Fund, the affirmative vote of 80% (which is higher than that required under the 1940 Act) of the outstanding shares of the Fund is required generally to authorize any of the following transactions or to amend the provisions of the Declaration of Trust relating to transactions involving: (i) a merger or consolidation of the Fund with or into any such corporation or entity, (ii) the issuance of any securities of the Fund to any such corporation, person or entity for cash; (iii) the sale, lease or exchange of all or any substantial part of the assets of the Fund to any such corporation, entity or person (except assets having an aggregate market value of less than $1,000,000); or (iv) the sale, lease or exchange to the Fund, in exchange for securities of the Fund, of any assets of any such corporation, entity or person (except assets having an aggregate fair market value of less than $1,000,000).  If two-thirds of the Board of Trustees has approved a memorandum of understanding with such beneficial owner, however, a majority shareholder vote will be sufficient to approve the foregoing transactions.  Reference is made to the Charter Documents of the Fund, on file with the
Securities and Exchange Commission, for the full text of these provisions.

         2.  Inapplicable.

         3.  Inapplicable.

         4.  The Fund qualified for treatment as, and elected to be, a regulated investment company ("RIC") under Subchapter M of the
Internal Revenue Code for its taxable year ended October 31, 2001, and intends to continue to qualify as a RIC for each subsequent taxable year.  However, the Fund reserves the right not to qualify under Subchapter M as a RIC in any year or years.

         For each taxable year that the Fund qualifies for treatment as a RIC, the Fund (but not its shareholders) will not be required to pay federal income tax.  Shareholders will normally have to pay federal income taxes, and any state income taxes, on the dividends and distributions they receive from the Fund.  Such dividends and distributions derived from net investment income or short-term capital gains are taxable to the shareholder as ordinary dividend income regardless of whether the shareholder receives such distributions in additional shares or in cash.  Since the Fund's income is expected to be derived primarily from interest rather than dividends, only a small portion, if any, of such dividends and distributions is expected to be eligible for the federal dividends-received deduction available to corporations.  The Fund does not anticipate that any portion of its dividends or distributions will qualify for pass-through treatment as "exempt-interest dividends" since less than 50% of its assets is permitted to be invested in municipal obligations.

         Long-term or short-term capital gains may be generated by the sale of portfolio securities and by transactions in options and futures contracts.  Distributions of long-term capital gains, if any, are taxable to shareholders as long-term capital gains regardless of how long a shareholder has held the Fund's shares and regardless of whether the distribution is received in additional shares or in cash.  For federal income tax purposes, if a capital gain distribution is received with respect to shares held for six months or less, any loss on a subsequent sale or exchange of such shares will be treated as long-term capital loss to the extent of such long-term capital gain distribution.  Capital gains distributions are not eligible for the dividends-received deduction.

         Any dividend or capital gains distribution received by a shareholder from an investment company will have the effect of reducing the net asset value of the shareholder's stock in that company by the exact amount of the dividend or capital gains distribution.  Furthermore, capital gains distributions and dividends are subject to federal income taxes.  If prior distributions made by the Fund must be re-characterized as a non-taxable return of capital at the end of the fiscal year as a result of the effect of the Fund's investment policies, they will be identified as such in notices sent to shareholders.

         The tax treatment of listed put and call options written or purchased by the Fund on debt securities and of future contracts
entered into by the Fund will be governed by Section 1256 of the Internal Revenue Code.   Absent a tax election to the contrary, each
such position held by the Fund will be marked-to-market (i.e., treated as if it were closed out) on the last business day of each taxable year of the Fund, and all gain or loss associated with transactions in such positions will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss.  Positions of the Fund which consist of at least one debt security and at least one option or futures contract which substantially diminishes the Fund's risk of loss with respect of such debt security could be treated as "mixed straddles" which are subject to the straddle rules of Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of debt securities and conversion of short-term capital losses into long-term capital losses.  Certain tax elections exist for mixed straddles which reduce or eliminate the operation of the straddle rules.  The Fund will monitor its transactions in options and futures contracts and may make certain tax elections in order to mitigate the effect of these rules and prevent disqualification of the Fund as a regulated investment company under Subchapter M of the Code.  Such tax election may result in an increase in distribution of ordinary income (relative to long-term capital gains) to shareholders.

         The Internal Revenue Code requires that a holder (such as the Fund) of a zero coupon security accrue a portion of the discount at which the security was purchased as income each year even though the Fund receives no interest payment in cash on the security during the year.  As an investment company, the Fund must pay out substantially all of its net investment income each year.
Accordingly, the Fund may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Fund actually received.  Such distributions will be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary.  If a distribution of cash necessitates the liquidation of portfolio securities, the Advisor will select which securities to sell.  The Fund may realize a gain or loss from such sales.  In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

         It is the Fund's present policy, which may be changed by the Board of Trustees, to pay monthly dividends to shareholders from net investment income of the Fund.  The Fund intends to distribute all of its net investment income on an annual basis.  The
Fund will distribute all of its net realized long-term and short-term capital gains, if any, at least once per year.  The Fund may, but is not required to, make such distributions on a more frequent basis to the extent permitted by applicable law and regulations.

         Under the Internal Revenue Code, by December 31 each year, the Fund must distribute a specified minimum percentage
(currently 98%) of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of that year, or else the Fund must pay an excise tax on amounts not distributed.  While it is presently anticipated that the Fund will meet those requirements, the Fund's Board and the
Advisor might determine in a particular year it would be in the best interests of the Fund not to make such distributions at the mandated level and to pay the excise tax which would reduce the amount available for distributions to shareholders.  If the Fund pays a dividend in January which was declared in the previous December to shareholders of record on a date in December, then such dividend or distribution will be treated for tax purposes as being paid in December and will be taxable to shareholders as if received in
December.

         Under the Fund's Dividend Reinvestment Plan (the "Plan"), all of the Fund's dividends and distributions to shareholders will be reinvested in full and fractional shares.  With respect to distributions made in shares issued by the Fund pursuant to the Plan, the amount of the distribution for tax purposes is the fair market value of the shares issued on the reinvestment date.  In the case of shares purchased on the open market, a participating shareholder's tax basis in each share is its cost.  In the case of shares issued by the Fund, the shareholder's tax basis in each share received is its fair market value on the reinvestment date.

         Distributions of investment company taxable income to shareholders who are nonresident alien individuals or foreign corporations will generally be subject to a 30% United States withholding tax under provisions of the Internal Revenue Code applicable to foreign individuals and entities, unless a reduced rate of withholding or a withholding exemption is provided under an applicable treaty.

                  Under Section 988 of the Code, foreign currency gain or loss with respect to foreign currency-denominated debt instruments and other foreign currency-denominated positions held or entered into by the Fund will be ordinary income or loss.  In addition, foreign currency gain or loss realized with respect to certain foreign currency "hedging" transactions will be treated as ordinary income or loss.

5.  The following information is provided as of February 25, 2002:

(1)                                  (2)                      (3)                           (4)
                                                                                            Amount
                                                              Amount Held                   Outstanding
                                                              by Registrant                 Exclusive of
                                     Amount                   or for its                    Amount Shown
Title of Class                       Authorized               Account                       Under (3)
--------------                       ----------               -------------                 ------------
Shares of                            Unlimited                None                          29,202,560
Beneficial
Interest, $.01
par value

Item 11.  Defaults and Arrears on Senior Securities.

         Inapplicable.

Item 12.  Legal Proceedings.

         Inapplicable.

Item 13.  Table of Contents of the Statement of Additional Information.

         Reference is made to Item 15 of the Statement of Additional Information.

Oppenheimer Multi-Sector Income Trust

6803 S. Tucson Way, Englewood, Colorado 80112
1.800.647.7374

Statement of Additional Information dated February 28, 2002

         This Statement of Additional Information is not a Prospectus.  This document contains additional information about the Fund and supplements information in the Prospectus dated February 28, 2002.  It should be read together with the Prospectus, and the
Registration Statement on Form N-2, of which the Prospectus and this Statement of Additional Information are a part, can be inspected and copied at public reference facilities maintained by the Securities and Exchange Commission (the "SEC") in Washington, D.C. and
certain of its regional offices, and copies of such materials can be obtained at prescribed rates from the Public Reference Branch,
Office of Consumer Affairs and Information Services, SEC, Washington, D.C., 20549.

TABLE OF CONTENTS

                                                                                                          Page

Investment Objectives and Policies........................................................................*
Management................................................................................................
Control Persons and Principal Holders of Securities.......................................................
Investment Advisory and Other Services....................................................................
Brokerage Allocation and Other Practices..................................................................
Tax Status ...............................................................................................
Financial Statements......................................................................................

-----------------
*See Prospectus

                                                       PART B

                            INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Item 14.  Cover Page.

                  Reference is made to the preceding page.

Item 15.  Table of Contents.

                  Reference is made to the preceding  page and to Items 16 through 23 of the Statement of  Additional  Information  set forth below.

Item 16.  General Information and History.

                  Inapplicable.

Item 17.  Investment Objectives and Policies.

                  Reference is made to Item 8 of the Prospectus.

Item 18.   Management.

1. and 2. The Fund's Trustees and officers and their positions held with the Fund and length of service in such position(s) and their principal occupations and business affiliations during the past five years are listed below.  Each of the Trustees except Mr. Murphy is an independent trustee, as defined in the Investment Company Act.  Mr. Murphy is an "interested trustee," because he is affiliated with the Manager by virtue of his positions as an officer and director of the Manager, and as a shareholder of its parent company.
Mr. Murphy was elected as a Trustee of the Fund with the understanding that in the event his affiliation with the Manager is terminated, he will resign as a trustee of the Fund and the other Board I Funds for which he is a trustee or director. All information is as of December 31, 2001.  All of the Trustees are Trustees or Directors of the following Oppenheimer funds1 (referred to as "Board I Funds"):

Oppenheimer California Municipal Fund                     Oppenheimer International Growth Fund
Oppenheimer Capital Appreciation Fund                     Oppenheimer International Small Company Fund
Oppenheimer Capital Preservation Fund                     Oppenheimer Money Market Fund, Inc.
Oppenheimer Concentrated Growth Fund                      Oppenheimer Multiple Strategies Fund
Oppenheimer Developing Markets Fund                       Oppenheimer Multi-Sector Income Trust
Oppenheimer Discovery Fund                                Oppenheimer Multi-State Municipal Trust
Oppenheimer Emerging Growth Fund                          Oppenheimer Municipal Bond Fund
Oppenheimer Emerging Technologies Fund                    Oppenheimer New York Municipal Fund
Oppenheimer Enterprise Fund                               Oppenheimer Series Fund, Inc.
Oppenheimer Europe Fund                                   Oppenheimer Special Value Fund
Oppenheimer Global Fund                                   Oppenheimer Trinity Core Fund
Oppenheimer Global Growth & Income Fund                   Oppenheimer Trinity Large Cap Growth Fund
Oppenheimer Gold & Special Minerals Fund                  Oppenheimer Trinity Value Fund
Oppenheimer Growth Fund                                   Oppenheimer U.S. Government Trust

         In  addition  to being a trustee  or  director  of the Board I Funds,  Mr.  Galli is also a  director  or  trustee of 10 other portfolios in the OppenheimerFunds complex.

                  Messrs. Spiro, Murphy, Bishop, Farrar, Molleur, Steinmetz, Wong, Wixted and Zack, and Mses. Feld and Ives
respectively hold the same offices with the other Board I Funds as with the Fund.  As of February 25, 2002, the Trustees and officers of the Fund as a group owned of record or beneficially less than 1% of each class of shares of the Fund.  The foregoing statement does not reflect ownership of shares of the Fund held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under the plan by the officers of the Fund listed above. In addition, each Independent Trustee, and his or her family members, do not own securities of either the Manager or Distributor of the Board I funds or any person directly or indirectly controlling, controlled by or under common control with the Manager or Distributor. Mr. Reynolds has reported that he has a controlling interest in The Directorship Search Group, Inc., a director recruiting firm that provided consulting services to
Massachusetts Mutual Life Insurance Company (which controls the Manager and the Distributor) aggregating $100,000 for the calendar year ended December 31, 2001, an amount representing less than 5% of the firm's annual revenues.  The Independent Trustees have unanimously (except for Mr. Reynolds' abstention) determined that the consulting arrangements between The Directorship Group, Inc.
and Massachusetts Mutual Life Insurance Company were not material business or professional relationships that would compromise Mr.
Reynolds' status as an Independent Trustee.

Independent Trustees

-------------------------- ------------------------------------------------------ ----------------- ------------------
                                                                                                    Aggregate Dollar
Name, Address,2 Age,                                                                                 Range of Shares
Position(s) Held with      Principal Occupation(s) During Past 5 Years / Other    Dollar Range of    Owned in any of
Fund and Length of Time    Trusteeships Held by Trustee / Number of Portfolios    Shares Owned in      the Board I
Served3                    in Fund Complex Overseen by Trustee                        the Fund            Funds
-------------------------- ------------------------------------------------------ ----------------- ------------------
-------------------------- ------------------------------------------------------ ----------------- ------------------
Leon Levy, Chairman of     General Partner of Odyssey Partners, L.P.                     $0                $0
the Board of Trustees      (investment partnership) (since 1982) and Chairman
Trustee since 1988         of the Board of Avatar Holdings, Inc. (real estate
Age: 76                    development) (since 1981). Director/trustee of 31
                           investment companies in the OppenheimerFunds
                           complex. Director/trustee of 31 investment companies
                           in the OppenheimerFunds complex.
-------------------------- ------------------------------------------------------ ----------------- ------------------
-------------------------- ------------------------------------------------------ ----------------- ------------------
Robert G. Galli,           A Trustee or Director of other Oppenheimer funds.
Trustee since 1993         Formerly Vice Chairman of the Manager (October 1995
Age: 68                    - December 1997). Director/trustee of 41 investment           $0         Over $100,0004
                           companies in the OppenheimerFunds complex.
-------------------------- ------------------------------------------------------ ----------------- ------------------
-------------------------- ------------------------------------------------------ ----------------- ------------------

Phillip A. Griffiths,      The Director of the Institute for Advanced Study,
Trustee since 1999         Princeton, N.J. (since 1991), director of GSI
Age: 63                    Lumonics (since 2001) and a member of the National
                           Academy of Sciences (since 1979); formerly (in
                           descending chronological order) a director of
                           Bankers Trust Corporation, Provost and Professor of           $0             $50,001 -
                           Mathematics at Duke University, a director of                                $100,000
                           Research Triangle Institute, Raleigh, N.C., and a
                           Professor of Mathematics at Harvard University.
                           Director/trustee of 30 investment companies in the
                           OppenheimerFunds complex.

-------------------------- ------------------------------------------------------ ----------------- ------------------
-------------------------- ------------------------------------------------------ ----------------- ------------------

Benjamin Lipstein,         Professor Emeritus of Marketing, Stern Graduate
Trustee since 1988         School of Business Administration, New York
Age: 78                    University. Director/trustee of 31 investment             $0-$10,000       Over $100,000
                           companies in the OppenheimerFunds complex.

-------------------------- ------------------------------------------------------ ----------------- ------------------
-------------------------- ------------------------------------------------------ ----------------- ------------------
Elizabeth B. Moynihan,     Author and architectural historian; a trustee of the
Trustee since 1992         Freer Gallery of Art  and Arthur M. Sockler Gallery
Age: 72                    (Smithsonian Institute), Trustees Council of the
                           National Building Museum; a member of the Trustees            $0             $50,001 -
                           Council, Preservation League of New York State.                              $100,000
                           Director/trustee of 31 investment companies in the
                           OppenheimerFunds complex.
-------------------------- ------------------------------------------------------ ----------------- ------------------
-------------------------- ------------------------------------------------------ ----------------- ------------------
Kenneth A. Randall,        A director of Dominion Resources, Inc. (electric
Trustee since 1988         utility holding company) and Prime Retail, Inc.
Age: 74                    (real estate investment trust); formerly a director
                           of Dominion Energy, Inc. (electric power and oil &
                           gas producer), President and Chief Executive Officer
                           of The Conference Board, Inc. (international
                           economic and business research) and a director of             $0           Over $100,000
                           Lumbermens Mutual Casualty Company, American
                           Motorists Insurance Company and American
                           Manufacturers Mutual Insurance Company.
                           Director/trustee of 31 investment companies in the
                           OppenheimerFunds complex.
-------------------------- ------------------------------------------------------ ----------------- ------------------
-------------------------- ------------------------------------------------------ ----------------- ------------------
Edward V. Regan,           President, Baruch College, CUNY; a director of
Trustee since 1993         RBAsset (real estate manager); a director of
Age: 71                    OffitBank; formerly Trustee, Financial Accounting
                           Foundation (FASB and GASB); Senior Fellow of Jerome
                           Levy Economics Institute, Bard College; Chairman of                          $50,001 -
                           Municipal Assistance Corporation for the City of New          $0             $100,000
                           York; New York State Comptroller and Trustee of New
                           York State and Local Retirement Fund.
                           Director/trustee of 31 investment companies in the
                           OppenheimerFunds complex.
-------------------------- ------------------------------------------------------ ----------------- ------------------
-------------------------- ------------------------------------------------------ ----------------- ------------------

Russell S. Reynolds, Jr.,  Chairman of The Directorship Search Group, Inc.
Trustee since 1989         (corporate governance consulting and executive
Age: 70                    recruiting) (since 1993); a life trustee of
                           International House (non-profit educational
                           organization), and a trustee of the Greenwich                 $0         $10,001 - $50,000
                           Historical Society (since 1996).  Director/trustee
                           of 31 investment companies in the OppenheimerFunds
                           complex.

-------------------------- ------------------------------------------------------ ----------------- ------------------
-------------------------- ------------------------------------------------------ ----------------- ------------------
Donald W. Spiro, Vice      Chairman Emeritus of the Manager (since 1991).
Chairman of the Board of   Formerly he held the following positions: Chairman
Trustees,                  (November 1987 - January 1991) and a director
Trustee since 1985         (January 1969 - August 1999) of the Manager;
Age: 76                    President and Director of OppenheimerFunds                    $0           Over $100,000
                           Distributor, Inc., a subsidiary of the Manager and
                           the Fund's Distributor (July 1978 - January 1992).
                           Director/trustee of 31 investment companies in the
                           OppenheimerFunds complex.
-------------------------- ------------------------------------------------------ ----------------- ------------------
-------------------------- ------------------------------------------------------ ----------------- ------------------

Clayton K. Yeutter,        Of Counsel, Hogan & Hartson (a law firm) (since
Trustee since 1991         1993). Other directorships: Caterpillar, Inc. (since
Age: 71                    1993) and Weyerhaeuser Co. (since 1999).                      $0           Over $100,000
                           Director/trustee of 31 investment companies in the
                           OppenheimerFunds complex.

-------------------------- ------------------------------------------------------ ----------------- ------------------
Interested Trustee and Officer

-------------------------- ------------------------------------------------------ ----------------- ------------------
Name, Address,5 Age,       Principal Occupation(s) During Past 5 Years / Other    Dollar Range of   Aggregate Dollar
                                                                                                     Range of Shares
Position(s) Held with                                                                                Owned in any of
Fund and Length of Time    Trusteeships Held by Trustee / Number of Portfolios    Shares Owned in    the Oppenheimer
Served6                    in Fund Complex Overseen by Trustee                        the Fund      Funds7
-------------------------- ------------------------------------------------------ ----------------- ------------------
-------------------------- ------------------------------------------------------ ----------------- ------------------
John V. Murphy,            Chairman, Chief Executive Officer and director                $0             $50,001 -
President and Trustee      (since June 30, 2001) and President (since September
Trustee since October      2000) of the Manager; President and a trustee of
2001                       other Oppenheimer funds; President and a director
Age: 52                    (since July 2001) of Oppenheimer Acquisition Corp.,
                           the Manager's parent holding company, and of
                           Oppenheimer Partnership Holdings, Inc. (since July
                           2001), a holding company subsidiary of the Manager;
                           Chairman and a director (since July 2001) of
                           Shareholder Services, Inc. and of Shareholder
                           Financial Services, Inc., transfer agent
                           subsidiaries of the Manager; President (since
                           November 1, 2001) and a director (since July 2001)
                           of Oppenheimer Real Asset Management, Inc., an
                           investment advisor subsidiary of the Manager;
                           President and a director (since July 2001) of
                           OppenheimerFunds Legacy Program, a charitable trust
                           program established by the Manager; a director
                           (since November 2001) of Trinity Investment
                           Management Corp. and Tremont Advisers, Inc.,
                           investment advisory affiliates of the Manager, and
                           of OAM Institutional, Inc. (since November 2001), an
                           investment advisory subsidiary of the Manager, and
                           of HarbourView Asset Management Corporation and OFI
                           Private Investments, Inc. (since July 2001),
                           investment advisor subsidiaries of the Manager;
                           formerly President and trustee (from November 1999                           $100,000
                           to November 2001) of MML Series Investment Fund and
                           MassMutual Institutional Funds, open-end investment
                           companies; Chief Operating Officer (from September
                           2000 to July 2001) of the Manager; Executive Vice
                           President of Massachusetts Mutual Life Insurance
                           Company (from February 1997 to August 2000); a
                           director (from 1999 to 2000) of C.M. Life Insurance
                           Company; President, Chief Executive Officer and a
                           director (from 1999 to 2000) of MML Bay State Life
                           Insurance Company; Executive Vice President,
                           director and Chief Operating Officer (from 1995 to
                           1997) of David L. Babson & Company, Inc., an
                           investment advisor; Senior Vice President and
                           director (from 1995 to 1997) of Potomac Babson Inc.,
                           an investment advisor subsidiary of David L. Babson
                           & Company, Inc.; Senior Vice President (from 1995 to
                           1997) and director (from 1995 to 1999) of DBL
                           Acquisition Corporation, a holding company for
                           investment advisers; a director (from 1989 to 1998)
                           of Emerald Isle Bancorp and Hibernia Savings Bank,
                           wholly-owned subsidiary of Emerald Isle Bancorp; and
                           Chief Operating Officer (from 1993 to 1996) of
                           Concert Capital Management, Inc., an investment
                           advisor. Director/trustee of 62 investment companies
                           in the OppenheimerFunds complex.
-------------------------- ------------------------------------------------------ ----------------- ------------------

Officers of the Fund

------------------------------------------------ -------------------------------------------------------------
Name, Address,8 Age, Position(s) Held with       Principal Occupation(s) During Past 5
Fund and Length of Time Served9
------------------------------------------------ -------------------------------------------------------------
------------------------------------------------ -------------------------------------------------------------
Arthur  P.   Steinmetz,   Vice   President  and  Senior Vice President of the Manager (since March 1993) and
Portfolio Manager since 1999                     of HarbourView Asset Management Corporation (since March
Age: 43                                          2000); an officer and portfolio manager of other
                                                 Oppenheimer funds.
------------------------------------------------ -------------------------------------------------------------
------------------------------------------------ -------------------------------------------------------------
Caleb  Wong,   Vice   President  and  Portfolio  Vice President (since June 1999) of the Advisor; worked in
Manager since 1999                               fixed-income quantitative research and risk management for
Age: 36                                          the Advisor (since July 1996); formerly Assistant Vice
                                                 President of the Advisor (January 1997 - June 1999); before joining the Advisor in July 1996 he was enrolled in the
                                                 Ph.D. program for Economics at the University of Chicago.
------------------------------------------------ -------------------------------------------------------------
------------------------------------------------ -------------------------------------------------------------
Brian W. Wixted, Treasurer, Principal            Senior Vice President and Treasurer (since March 1999) of
Financial and Accounting Officer since April     the Manager; Treasurer (since March 1999) of HarbourView
1999                                             Asset Management Corporation, Shareholder Services, Inc.,
Age: 42                                          Oppenheimer Real Asset Management Corporation, Shareholder
                                                 Financial Services, Inc. and Oppenheimer Partnership
                                                 Holdings, Inc., of OFI Private Investments, Inc. (since
                                                 March 2000) and of OppenheimerFunds International Ltd. and
                                                 Oppenheimer Millennium Funds plc (since May 2000);
                                                 Treasurer and Chief Financial Officer (since May 2000) of
                                                 Oppenheimer Trust Company; Assistant Treasurer (since March
                                                 1999) of Oppenheimer Acquisition Corp.; an officer of other
                                                 Oppenheimer funds; formerly Principal and Chief Operating
                                                 Officer, Bankers Trust Company - Mutual Fund Services
                                                 Division (March 1995 - March 1999); Vice President and
                                                 Chief Financial Officer of CS First Boston Investment
                                                 Management Corp. (September 1991 - March 1995).
------------------------------------------------ -------------------------------------------------------------
------------------------------------------------ -------------------------------------------------------------
Robert J. Bishop, Assistant Treasurer            Vice President of the Manager/Mutual Fund Accounting (since
since May 1996                                   May 1996); an officer of other
Age: 42                                          Oppenheimer funds; formerly an Assistant Vice President of the Manager/Mutual Fund Accounting (April 1994 - May 1996)
                                                 and a Fund Controller of the Manager.
------------------------------------------------ -------------------------------------------------------------
------------------------------------------------ -------------------------------------------------------------
Scott T. Farrar, Assistant Treasurer             Vice President of the Manager/Mutual Fund Accounting (since
since May 1996                                   May 1996); Assistant Treasurer of Oppenheimer Millennium
Age: 36                                          Funds plc (since October 1997); an officer of other
                                                 Oppenheimer Funds; formerly an Assistant Vice President of the Manager/Mutual Fund Accounting (April 1994 - May 1996),
                                                 and a Fund Controller of the Manager.
------------------------------------------------ -------------------------------------------------------------
------------------------------------------------ -------------------------------------------------------------
Robert G. Zack, Secretary                        Senior Vice President (since May 1985) and General Counsel
since October 2001                               (since February 2002) of the Manager; Assistant Secretary
Age: 53                                          of Shareholder Services, Inc. (since May 1985), Shareholder
                                                 Financial Services, Inc. (since November 1989);
                                                 OppenheimerFunds International Ltd. and Oppenheimer
                                                 Millennium Funds plc (since October 1997); an officer of
                                                 other Oppenheimer funds; formerly, Acting General Counsel
                                                 (November 2001 -February 2002) and Assistant General
                                                 Counsel (          -October 2001) of the Manager.
------------------------------------------------ -------------------------------------------------------------
------------------------------------------------ -------------------------------------------------------------
Denis R. Molleur, Assistant Secretary            Vice President and Senior Counsel of the Manager (since
since November 2001                              July 1999); an officer of other Oppenheimer funds; formerly
Age: 44                                          a Vice President and Associate Counsel of the Manager
                                                 (September 1995 - July 1999).
------------------------------------------------ -------------------------------------------------------------
------------------------------------------------ -------------------------------------------------------------
Katherine P. Feld, Assistant Secretary           Vice President and Senior Counsel of the Manager (since
since November 2001                              July 1999); an officer of other Oppenheimer funds; formerly
Age: 43                                          a Vice President and Associate Counsel of the Manager (June
                                                 1990 - July 1999).
------------------------------------------------ -------------------------------------------------------------
------------------------------------------------ -------------------------------------------------------------
Kathleen T. Ives, Assistant Secretary            Vice President and Assistant Counsel of the Manager (since
since November 2001                              June 1998); an officer of other Oppenheimer funds; formerly
Age: 36                                          an Assistant Vice President and Assistant Counsel of the
                                                 Manager (August 1997 - June 1998); and Assistant Counsel of
                                                 the Manager (August 1994-August 1997).
------------------------------------------------ -------------------------------------------------------------

         The Board of Trustees does not have an executive or investment committee. The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.

         The Board of Trustees has an Audit Committee, a Study Committee and a Proxy Committee.  The members of the Audit Committee are Kenneth Randall (Chairman), Benjamin Lipstein and Edward Regan.  The Audit Committee held four meetings during the Fund's fiscal year ended October 31, 2001. The Audit Committee provides the Board with recommendations regarding the selection of the Fund's independent auditor. The Audit Committee also reviews the scope and results of audits and the audit fees charged, reviews reports from the Fund's independent auditor concerning the Fund's internal accounting procedures, and controls and reviews reports of the
Manager's internal auditor, among other duties as set forth in the Committee's charter.

         The members of the Study Committee are Benjamin Lipstein (Chairman), Robert Galli and Elizabeth Moynihan.  The Study
Committee held seven meetings during the Fund's fiscal year ended October 31, 2001. The Study Committee evaluates and reports to the
Board on the Fund's contractual arrangements, including the Investment Advisory and Distribution Agreements, transfer and shareholder service agreements and custodian agreements as well as the policies and procedures adopted by the Fund to comply with the Investment
Company Act of 1940 and other applicable law, among other duties as set forth in the Committee's charter.

         The members of the Proxy Committee are Edward Regan  (Chairman),  Russell  Reynolds and Clayton  Yeutter.  The Proxy Committee
held one meeting  during the fiscal year ended  October 31,  2001.  The Proxy  Committee  provides the Board with  recommendations  for proxy voting and monitors proxy voting by the Fund.

3.  Inapplicable.

4.   The officers of the Fund and one Trustee of the Fund (Mr. Murphy) who are affiliated with the Advisor receive no salary or fee from the Fund.  The remaining Trustees of the Fund received the compensation shown below.  The compensation from the Fund was paid during its fiscal year ended October 31, 2001.  The compensation from all of the Board I Funds (including the Fund) was received as a director, trustee or member of a committee of the boards of those funds during the calendar year 2001.

Trustee's Name                            Aggregate Compensation                Retirement                     Total
                                                                                  Benefits              Compensation
                                                                           Accrued as Part                  from all
                                                                                   Of Fund                   Board I
And Other Positions                                   from Fund1                  Expenses         Funds (33 Funds)2

Leon Levy
Chairman                                                  $1,699                      None                  $173,700

Robert G. Galli
Study Committee Member                                    $1,034                      None                 $202,8863

Phillip A. Griffiths                                        $537                      None                  $54,8894

Benjamin Lipstein
Study Committee Chairman,
Audit Committee Member                                    $1,469                      None                  $150,152

Elizabeth B. Moynihan
Study Committee Member                                    $1,034                      None                  $105,760

Kenneth A. Randall
Audit Committee Chairman                                    $949                      None                   $97,012

Edward V. Regan
Proxy Committee Chairman,
Audit Committee Member                                      $939                      None                   $95,960

Russell S. Reynolds, Jr.
Proxy Committee
Member                                                      $702                      None                   $71,792
Donald W. Spiro                                             $627                      None                   $64,080

Clayton K. Yeutter
Proxy Committee
Member                                                      $702                      None                  $71,7925

1.   Aggregate  compensation includes fees, deferred  compensation,  if any, and retirement plan benefits accrued for a Trustee for the fiscal year ended October 31, 2001. No retirement  benefit expenses were accrued by the Fund for the fiscal year ended October 31,
     2001.
2.       For the 2001 calendar year.
3.       Total  compensation  for the 2001  calendar  year  includes  compensation  received for serving as a Trustee or Director of 10 additional Oppenheimer funds.
4.       Includes $537 deferred under Deferred Compensation Plan described below.
5.       Includes $176 deferred under Deferred Compensation Plan described below.

         The Fund has adopted a retirement plan that provides for payment to a retired Trustee of up to 80% of the average compensation paid during that Trustee's five years of service in which the highest compensation was received. A Trustee must serve in that capacity for any of the Board I Funds for at least 15 years to be eligible for the maximum payment. Because each Trustee's retirement benefits will depend on the amount of the Trustee's future compensation and length of service, the amount of those benefits cannot be determined at this time, nor can the Fund estimate the number of years of credited service that will be used to determine those benefits.

Deferred Compensation Plan for Trustees.  The Board of Trustees has adopted a Deferred Compensation Plan for disinterested trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Fund.  Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee.  The amount paid to the Trustee under the plan will be determined based upon the performance of the selected funds.  Deferral of Trustees' fees under the plan will not materially affect the Fund's assets, liabilities or net income per share.  The plan will not obligate the Fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee.  Pursuant to an Order issued by the Securities and Exchange Commission, the Fund may
invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the Trustee's deferred fee account.

Item 19.  Control Persons and Principal Holders of Securities.

         1.       Inapplicable.

         2.As of February 25, 2002, the only persons who owned of record or was known by the Fund to own beneficially 5% or more of the outstanding shares of the Fund were Donaldson Lufkin and Jenrette Securities Corp., One Pershing Plaza, Jersey City, New Jersey
07303, which owned 1,533,797 shares (5.25% of the then outstanding shares); AG Edwards & Sons, Inc., One North Jefferson Avenue, St.
Louis, Missouri 63101 which owned 2,053,608 shares (7.03% of the then outstanding shares); UBS Paine Webber, 1000 Harbor Boulevard,
6th Floor, Weehawken, New Jersey 07087, which owned 3,318,600 shares (11.37% of the then outstanding shares); Salomon Smith Barney,
Inc., 333 W. 34th Street New York, New York 10001, which owned 1,811,623 shares (6.21% of the then outstanding shares); First
Clearing Corp., 10700 Wheat First Drive, Glen Allen, VA  23606, which owned 1,975,907 shares (6.77% of the then outstanding shares);
Merrill Lynch, Pierce Fenner & Smith Safekeeping, 4 Corporate Place, Piscataway, NJ, , which owned 5,152,123 shares (17.65% of the then outstanding shares); and Prudential Securities, Inc., One York Plaza, 8th Floor, New York, New York 10004, which owned 1,758,872 shares (6.02% of the then outstanding shares).

         3.       As of February 25, 2002, the trustees and officers of the Fund as a group owned less than 1% of the outstanding shares.

Item 20.  Investment Advisory and Other Services.

         Reference is made to Item 9 of the Prospectus.

Item 21.  Brokerage Allocation and Other Practices.

         1 and 2.  During the fiscal years ended October 31, 1999, 2000 and 2001, the Fund paid approximately $99,598, $163,358 and
$622,063 respectively, in brokerage commissions.  The Fund will not effect portfolio transactions through any broker (i) which is an affiliated person of the Fund, (ii) which is an affiliated person of such affiliated person or (iii) an affiliated person of which is an affiliated person of the Fund or its Advisor.  There is no principal underwriter of shares of the Fund. As most purchases of portfolio securities made by the Fund are principal transactions at net prices, the Fund incurs little or no brokerage costs.  The
Fund deals directly with the selling or purchasing principal or market maker without incurring charges for the services of a broker on its behalf unless it is determined that a better price or execution may be obtained by using the services of a broker. Purchases of portfolio securities from underwriters include a commission or concession paid by the issuer to the underwriter, and purchases from dealers include a spread between the bid and asked price.  Transactions in foreign securities markets generally involve the payment of fixed brokerage commissions, which are usually higher than those in the United States.  The Fund seeks to obtain prompt execution of orders at the most favorable net price.

         3.       The advisory agreement between the Fund and the Advisor (the "Advisory Agreement") contains provisions relating to the selection of brokers, dealers and futures commission merchants (collectively referred to as "brokers") for the Fund's portfolio transactions.  The Advisor is authorized by the Advisory Agreement to employ brokers as may, in its best judgment based on all relevant factors, implement the policy of the Fund to obtain, at reasonable expense, the "best execution" (prompt and reliable execution at the most favorable price obtainable) of such transactions.  The Advisor need not seek competitive bidding but is expected to minimize the commissions paid to the extent consistent with the interests and policies of the Fund.  The Fund will not effect portfolio transactions through affiliates of the Advisor.

         Certain other investment companies advised by the Advisor and its affiliates have investment objectives and policies similar to those of the Fund.  If possible, concurrent orders to purchase or sell the same security by more than one of the accounts managed by the Advisor or its affiliates are combined.  The transactions effected pursuant to such combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.  If transactions on behalf of more than one fund during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price or quantity.  When the Fund engages in an option transaction, ordinarily the same broker will be used for the purchase or sale of the option and any transactions in the security to which the option relates.

         Under the Advisory Agreement, if brokers are used for portfolio transactions, the Advisor may select brokers for their execution and/or research services, on which no dollar value can be placed.  Information received by the Advisor for those other accounts may or may not be useful to the Fund.  The commissions paid to such dealers may be higher than another qualified dealer would have charged if a good faith determination is made by the Advisor that the commission is reasonable in relation to the services provided.  Subject to applicable regulations, sales of shares of the Fund and/or investment companies advised by the Advisor or its affiliates may also be considered as a factor in directing transactions to brokers, but only in conformity with the price, execution and other considerations and practices discussed above.

         Such research, which may be provided by a broker through a third party, includes information on particular companies and industries as well as market, economic or institutional activity areas.  It serves to broaden the scope and supplement the research activities of the Advisor, to make available additional views for consideration and comparisons, and to enable the Advisor to obtain market information for the valuation of securities held in the Fund's portfolio or being considered for purchase.

         4.       During the fiscal years ended October 31, 1999, no money was paid to brokers as commissions in return for research services.  During the fiscal year ended October 31, 2000, $302 was paid to brokers as commissions in return for research services.
During the fiscal year ended October 31, 2001, $7,709 was paid to brokers as commissions in return for research services.

         5.       Inapplicable.

Item 22.  Tax Status.

         Reference is made to Item 10 of the Prospectus.

Item 23.  Financial Statements at fiscal year-end October 31, 2001.

Independent Auditors' Report

Oppenheimer Multi-Sector Income Trust

The Board of Trustees and Shareholders of Oppenheimer Multi-Sector Income
Trust:

We have audited the accompanying statement of assets and liabilities of
Oppenheimer Multi-Sector Income Trust, including the statement of investments, as of October 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial high-
lights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the finan-
cial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2001, by correspondence with the custo-
dian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evalu-
ating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above pre-
sent fairly, in all material respects, the financial position of Oppenheimer
Multi-Sector Income Trust as of October 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Denver, Colorado
November 21, 2001

Statement of Investments October 31, 2001

Oppenheimer Multi-Sector Income Trust

                                                         Principal  Market Value
                                                           Amount    See Note 1
                                                         ---------- ------------

U.S. Government Sector--2.2%
U.S. Government Obligations--2.2%
U.S. Treasury Bonds:
 6.375%, 8/15/27(/1/)(/2/).............................. $2,000,000  $2,368,594
 STRIPS, 5.99%, 11/15/18(/1/)(/3/)......................  1,100,000     448,917
U.S. Treasury Nts.:
 5.25%, 5/15/04(/1/)....................................    700,000     743,094
 6.50%, 2/15/10.........................................  1,540,000   1,787,724
                                                                     ----------
                                                                      5,348,329
                                                                     ----------

                                           Date   Strike  Contracts
                                          ------- ------  ---------

Options Purchased--0.0%
U.S. Treasury Nts., 5%, 8/15/11
 Call(/4/)............................... 11/7/01 103.21%   2,300       62,891
                                                                    ----------
Total U.S. Government Sector (Cost
 $4,847,288).............................                            5,411,220
                                                                    ----------

                                                              Shares
                                                              ------

Convertible Sector--1.9%
Preferred Stocks--1.4%
Crown American Realty Trust, 11% Cum., Series A, Non-Vtg....  4,000     200,000
Dobson Communications Corp.:
 12.25% Sr. Exchangeable, Non-Vtg.(/5/).....................    985     977,612
 13% Sr. Exchangeable, Non-Vtg.(/5/)........................    413     405,772
e.spire Communications, Inc., 12.75% Jr. Redeemable, Non-
 Vtg.(/4/)(/5/).............................................    249          25
Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable,
 Series B, Non-Vtg.(/4/)(/6/)...............................  4,000      57,000
Global Crossing Holdings Ltd., 10.50% Sr. Exchangeable, Non-
 Vtg.(/4/)(/5/).............................................  4,000      13,000
Intermedia Communications, Inc., 13.50% Exchangeable, Series
 B(/5/).....................................................    600     634,500
Nebco Evans Holdings, Inc., 11.25% Sr. Redeemable
 Exchangeable, Non-Vtg.(/4/)(/5/)(/6/)......................  3,031         379
Nextel Communications, Inc., 11.125% Exchangeable, Series E,
 Non-Vtg.(/5/)..............................................    450     172,125
Paxson Communications Corp., 13.25% Cum. Jr. Exchangeable,
 Non-Vtg.(/5/)..............................................     28     248,500
Rural Cellular Corp., 11.375% Cum. Sr., Series B, Non-
 Vtg.(/5/)..................................................    302     257,455
Sovereign Real Estate Investment Trust, 12% Non-Cum., Series
 A(/4/).....................................................  5,750     541,938
                                                                     ----------
                                                                      3,508,306
                                                                     ----------
4 Statement of Investments October 31, 2001 (Continued) Oppenheimer Multi-Sector Income Trust

                                                                   Market Value
                                                            Units   See Note 1
                                                           ------- ------------

Rights, Warrants and Certificates--0.5%
CellNet Data Systems, Inc. Wts., Exp. 10/1/07(/4/)(/6/)..      404  $        4
Chesapeake Energy Corp. Wts.:
 Exp. 1/23/03(/4/)(/6/)..................................    6,053         --
 Exp. 1/23/03(/4/)(/6/)..................................    3,455         --
 Exp. 9/1/04(/4/)(/6/)...................................   10,150         --
COLO.com, Inc. Wts., Exp. 3/15/10(/4/)(/6/)..............      300           3
Concentric Network Corp. Wts., Exp. 12/15/07(/4/)(/6/)...      600         360
Decrane Aircraft Holdings, Inc. Wts., Exp.
 9/30/08(/4/)(/6/).......................................      800         --
e.spire Communications, Inc. Wts., Exp.
 11/1/05(/4/)(/6/).......................................      700          14
Equinix, Inc. Wts., Exp. 12/1/07(/4/)(/6/)...............      400       6,050
Horizon PCS, Inc. Wts., Exp. 10/1/10(/4/)(/6/)...........      999      50,075
ICG Communications, Inc. Wts., Exp. 9/15/05(/4/)(/6/)....    4,125          41
ICO Global Communication Holdings Ltd. Wts.:
 Exp. 5/16/06(/4/)(/6/)..................................    6,035         302
 Exp. 5/16/06(/6/).......................................        9           2
In-Flight Phone Corp. Wts., Exp. 8/31/02(/4/)(/6/).......      900         --
Insilco Corp. Wts., Exp. 8/15/07(/4/)(/6/)...............      720           7
KMC Telecom Holdings, Inc. Wts., Exp. 4/15/08(/4/)(/6/)..      920          46
Leap Wireless International, Inc. Wts., Exp.
 4/15/10(/4/)(/6/).......................................      400      16,050
Long Distance International, Inc. Wts., Exp.
 4/13/08(/4/)(/6/).......................................      400           2
Loral Space & Communications Ltd. Wts., Exp.
 1/15/07(/4/)(/6/).......................................      975          10
Millenium Seacarriers, Inc. Wts., Exp.
 7/15/05(/4/)(/6/).......................................      700           7
Morgan Stanley Dean Witter & Co. Wts., Exp. 6/5/03(/6/)..  124,725     999,272
Ntelos, Inc. Wts., Exp. 8/15/10(/4/)(/6/)................      500       2,562
Pathmark Stores, Inc. Wts., Exp. 9/19/10(/6/)............    6,738      60,642
Protection One, Inc. Wts., Exp. 6/30/05(/4/)(/6/)........    6,400         320
Republic Technologies International LLC Wts., Exp.
 7/15/09(/4/)(/6/).......................................      200           2
Verado Holdings, Inc., Cl. B Wts., Exp.
 4/15/08(/4/)(/6/).......................................      500         938
                                                                    ----------
                                                                     1,136,709
                                                                    ----------
Total Convertible Sector (Cost $6,143,654)...............            4,645,015
                                                                    ----------
5 Statement of Investments October 31, 2001 (Continued) Oppenheimer Multi-Sector Income Trust

                                                                   Market Value
                                                          Shares    See Note 1
                                                        ---------- ------------

Corporate Sector--35.7%
Common Stocks--0.1%
Aurora Foods, Inc.(/4/)(/6/)..........................       5,313  $   11,556
Capital Gaming International, Inc.(/4/)(/6/)..........          18         --
Focal Communications Corp.(/6/).......................     138,744      72,147
ICO Global Communication Holdings Ltd.(/6/)...........      24,061      48,122
OpTel, Inc., Non-Vtg.(/4/)(/6/).......................         815           8
Star Gas Partners LP..................................         220       4,732
WRC Media Corp.(/4/)(/6/).............................         676           7
                                                                    ----------
                                                                       136,572
                                                                    ----------

                                                        Principal
                                                          Amount
                                                        ----------

Corporate Bonds and Notes--35.2%
Aerospace/Defense--0.5%
Alliant Techsystems, Inc., 8.50% Sr. Unsec. Sub. Nts.,
 5/15/11..............................................  $  200,000     211,000
BE Aerospace, Inc.:
 8.875% Sr. Unsec. Sub. Nts., 5/1/11..................     200,000     151,000
 9.50% Sr. Unsec. Sub. Nts., 11/1/08..................     200,000     160,000
Decrane Aircraft Holdings, Inc., 12% Sr. Unsec. Sub.
 Nts., Series B, 9/30/08..............................     800,000     724,000
                                                                    ----------
                                                                     1,246,000
                                                                    ----------
Chemicals--0.7%
Huntsman Corp./ICI Chemical Co. plc, Zero Coupon Sr.
 Unsec. Disc. Nts., 13.08%, 12/31/09(/3/).............   1,150,000     244,375
Lyondell Chemical Co.:
 9.625% Sr. Sec. Nts., Series A, 5/1/07...............     100,000      96,250
 9.875% Sec. Nts., Series B, 5/1/07...................     400,000     385,000
Pioneer Americas Acquisition Corp., 9.25% Sr. Nts.,
 6/15/07(/6/)(/7/)....................................     400,000      92,000
Polymer Group, Inc.:
 8.75% Sr. Sub. Nts., 3/1/08..........................     500,000     192,500
 9% Sr. Unsec. Sub. Nts., Series B, 7/1/07............     250,000      96,250
Sterling Chemicals, Inc.:
 11.75% Sr. Unsec. Sub. Nts., 8/15/06(/7/)............     200,000      25,000
 12.375% Sr. Sec. Nts., Series B, 7/15/06(/7/)........     600,000     492,000
                                                                    ----------
                                                                     1,623,375
                                                                    ----------
6 Statement of Investments October 31, 2001 (Continued) Oppenheimer Multi-Sector Income Trust Principal Market Value Amount See Note 1 -------------- ------------ Consumer Non-Durables--0.8% AKI, Inc., 10.50% Sr. Unsec. Nts., 7/1/08.......... $ 600,000 $ 570,000 Boyds Collection Ltd. (The), 9% Sr. Unsec. Sub. Nts., Series B, 5/15/08........................... 293,000 295,197 Consoltex Group, Inc., 11% Sr. Sub. Nts., Series B, 10/1/03(/7/)...................................... 370,000 94,350 Globe Manufacturing Corp., 10% Sr. Unsec. Sub. Nts., Series B, 8/1/08(/4/)(/7/).................. 400,000 -- Holmes Products Corp., 9.875% Sr. Unsec. Sub. Nts., Series B, 11/15/07................................ 400,000 92,000 Levi Strauss & Co., 11.625% Sr. Unsec. Nts., 1/15/08........................................... 100,000 70,500 Revlon Consumer Products Corp., 9% Sr. Nts., 11/1/06........................................... 600,000 435,000 Salton, Inc., 10.75% Sr. Unsec. Sub. Nts., 12/15/05.......................................... 400,000 336,000 Styling Technology Corp., 10.875% Sr. Unsec. Sub. Nts., 7/1/08(/4/)(/6/)(/7/)....................... 400,000 40 ---------- 1,893,087 ---------- Energy--3.0% Chesapeake Energy Corp., 8.125% Sr. Unsec. Nts., 4/1/11............................................ 1,000,000 980,000 Denbury Management, Inc., 9% Sr. Sub. Nts., 3/1/08............................................ 400,000 374,000 Frontier Oil Corp., 11.75% Sr. Nts., 11/15/09...... 600,000 639,000 Grant Geophysical, Inc., 9.75% Sr. Unsec. Nts., Series B, 2/15/08(/4/)............................ 380,000 267,900 Hornbeck-Leevac Marine Services, Inc., 10.625% Sr. Nts., 8/1/08(/8/)................................. 750,000 716,250 Nuevo Energy Co., 9.375% Sr. Unsec. Sub. Nts., Series B, 10/1/10................................. 300,000 289,500 P&L Coal Holdings Corp., 9.625% Sr. Sub. Nts., Series B, 5/15/08................................. 484,000 517,880 Pogo Producing Co., 8.75% Sr. Sub. Nts., Series B, 5/15/07........................................... 790,000 805,800 RAM Energy, Inc., 11.50% Sr. Unsec. Nts., 2/15/08.. 800,000 732,000 SESI LLC, 8.875% Sr. Unsec. Nts., 5/15/11.......... 500,000 475,000 Statia Terminals International NV/Statia Terminals (Canada), Inc., 11.75% First Mtg. Nts., Series B, 11/15/03(/4/)..................................... 200,000 208,000 Stone Energy Corp., 8.75% Sr. Sub. Nts., 9/15/07... 535,000 553,725 Universal Compression Holdings, Inc., 0%/9.875% Sr. Disc. Nts., 2/15/08(/9/).......................... 700,000 654,500 ---------- 7,213,555 ---------- Financial--3.1% AmeriCredit Corp., 9.875% Gtd. Sr. Nts., 4/15/06... 300,000 262,500 AMRESCO, Inc., 9.875% Sr. Sub. Nts., Series 98-A, 3/15/05(/7/)...................................... 400,000 90,000 Conseco, Inc., 10.75% Sr. Unsec. Nts., 6/15/08..... 300,000 144,000 Development Bank of Japan (The), 1.75% Unsec. Nts., 6/21/10........................................... JPY 63,000,000 539,827 Fuji JGB Investment LLC: 9.87% Non-Cum. Bonds, Series A, 12/31/49(/10/).... 140,000 132,526 9.87% Non-Cum. Bonds, Series A, 12/31/49(/8/)(/10/).............................. 1,595,000 1,509,853 7 Statement of Investments October 31, 2001 (Continued) Oppenheimer Multi-Sector Income Trust

                                                       Principal   Market Value
                                                        Amount      See Note 1
                                                     ------------- ------------

Financial (Continued)
IBJ Preferred Capital Co. (The) LLC:
 8.79% Bonds, 12/29/49(/8/)(/10/)..................  $   1,210,000  $1,078,691
 8.79% Non-Cum. Bonds, Series A, 12/29/49(/10/)....         85,000      75,776
IStar Financial, Inc., 8.75% Sr. Unsec. Nts.,
 8/15/08...........................................        250,000     250,975
KFW International Finance, Inc., 1.75% Bonds,
 3/23/10...........................................  JPY 5,000,000      43,597
LaBranche & Co., Inc., 12% Sr. Unsec. Sub. Nts.,
 3/2/07............................................        250,000     271,250
Meristar Hospitality Corp., 9.125% Sr. Nts.,
 1/15/11...........................................        400,000     344,000
Pemex Project Funding Master Trust, 9.125% Unsec.
 Unsub. Nts., 10/13/10.............................      1,545,000   1,626,112
Saul (B.F.) Real Estate Investment Trust, 9.75% Sr.
 Sec. Nts., Series B, 4/1/08(/4/)..................        700,000     682,500
Tokai Preferred Capital Co. LLC, 9.98% Non-Cum.
 Bonds, Series A, 12/29/49(/8/)(/10/)..............        575,000     549,303
                                                                    ----------
                                                                     7,600,910
                                                                    ----------
Food & Drug--0.5%
Family Restaurants, Inc., 9.75% Sr. Nts.,
 2/1/02(/4/)(/6/)(/7/).............................        300,000      16,875
Fleming Cos., Inc.:
 10.125% Sr. Unsec. Nts., 4/1/08...................        200,000     210,000
 10.625% Sr. Sub. Nts., Series B, 7/31/07..........        400,000     405,000
Pantry, Inc. (The), 10.25% Sr. Sub. Nts.,
 10/15/07..........................................        775,000     716,875
                                                                    ----------
                                                                     1,348,750
                                                                    ----------
Food/Tobacco--0.4%
Aurora Foods, Inc., 8.75% Sr. Sub. Nts., Series B,
 7/1/08............................................        300,000     259,500
Packaged Ice, Inc., 9.75% Sr. Unsec. Nts., Series
 B, 2/1/05.........................................        650,000     393,250
Smithfield Foods, Inc., 7.625% Sr. Unsec. Sub.
 Nts., 2/15/08.....................................        400,000     396,000
                                                                    ----------
                                                                     1,048,750
                                                                    ----------
Forest Products/Containers--1.5%
Ball Corp.:
 7.75% Sr. Unsec. Nts., 8/1/06(/4/)................        300,000     315,000
 8.25% Sr. Unsec. Sub. Nts., 8/1/08(/4/)...........        400,000     420,000
Gaylord Container Corp., 9.75% Sr. Unsec. Nts.,
 Series B, 6/15/07.................................        300,000     244,500
Packaging Corp. of America, 9.625% Sr. Unsec. Sub.
 Nts., 4/1/09......................................        300,000     326,250
Riverwood International Corp.:
 10.25% Sr. Nts., 4/1/06...........................        600,000     624,000
 10.875% Sr. Sub. Nts., 4/1/08.....................        400,000     388,000
SD Warren Co., 14% Unsec. Nts., 12/15/06(/5/)......        556,199     603,476
8 Statement of Investments October 31, 2001 (Continued) Oppenheimer Multi-Sector Income Trust

                                                         Principal  Market Value
                                                           Amount    See Note 1
                                                         ---------- ------------

Forest Products/Containers (Continued)
Stone Container Corp.:
 9.25% Sr. Unsec. Nts., 2/1/08.........................  $  250,000  $  263,750
 9.75% Sr. Unsec. Nts., 2/1/11.........................     400,000     423,000
                                                                     ----------
                                                                      3,607,976
                                                                     ----------
Gaming/Leisure--2.4%
Aztar Corp., 9% Sr. Sub. Nts., 8/15/11(/8/)............     250,000     253,125
Capital Gaming International, Inc., 11.50% Promissory
 Nts., 8/1/1995(/4/)(/6/)(/7/).........................       5,500         --
Capstar Hotel Co., 8.75% Sr. Sub. Nts., 8/15/07........     435,000     337,125
Felcor Lodging LP, 8.50% Sr. Nts., 6/1/11(/8/).........     285,000     256,500
Horseshoe Gaming LLC, 9.375% Sr. Sub. Nts., 6/15/07....     700,000     741,125
Mandalay Resort Group, 10.25% Sr. Unsec. Sub. Nts.,
 Series B, 8/1/07......................................     500,000     476,250
Meristar Hospitality Corp., 9% Sr. Nts., 1/15/08.......     200,000     174,000
MGM Mirage, Inc., 8.375% Sr. Unsec. Sub. Nts., 2/1/11..   1,100,000   1,023,000
Mohegan Tribal Gaming Authority:
 8.375% Sr. Sub. Nts., 7/1/11(/8/).....................     400,000     416,000
 8.75% Sr. Unsec. Sub. Nts., 1/1/09....................     500,000     525,000
Premier Parks, Inc.:
 0%/10% Sr. Disc. Nts., 4/1/08(/9/)....................     500,000     425,000
 9.25% Sr. Nts., 4/1/06................................     300,000     301,500
Six Flags Entertainment Corp., 8.875% Sr. Nts.,
 4/1/06................................................     440,000     443,300
Station Casinos, Inc., 9.75% Sr. Sub. Nts., 4/15/07....     300,000     294,000
Venetian Casino Resort LLC/Las Vegas Sands, Inc.,
 12.25% Mtg. Nts., 11/15/04............................     200,000     182,500
                                                                     ----------
                                                                      5,848,425
                                                                     ----------
Healthcare--2.1%
DaVita, Inc., 9.25% Sr. Unsec. Sub. Nts., Series B,
 4/15/11...............................................     500,000     527,500
Fresenius Medical Care Capital Trust II, 7.875% Nts.,
 2/1/08................................................     600,000     603,000
ICN Pharmaceuticals, Inc., 9.75% Sr. Nts.,
 11/15/08(/4/).........................................     415,000     460,650
Magellan Health Services, Inc., 9% Sr. Sub. Nts.,
 2/15/08...............................................     550,000     536,250
Tenet Healthcare Corp.:
 8.125% Sr. Unsec. Sub. Nts., Series B, 12/1/08........     250,000     271,250
 8.625% Sr. Sub. Nts., 1/15/07.........................     750,000     794,250
Triad Hospitals, Inc., 8.75% Sr. Unsec. Nts., Series B,
 5/1/09................................................   1,500,000   1,620,000
VanGuard Health Systems, Inc., 9.75% Sr. Sub. Nts.,
 8/1/11(/8/)...........................................     400,000     422,000
                                                                     ----------
                                                                      5,234,900
                                                                     ----------
9 Statement of Investments October 31, 2001 (Continued) Oppenheimer Multi-Sector Income Trust Principal Market Value Amount See Note 1 --------- ------------ Housing--0.8% Blum CB Corp., 11.25% Sr. Unsec. Sub. Nts., 6/15/11(/8/).......................................... $250,000 $ 213,750 D.R. Horton, Inc., 9.75% Sr. Sub. Nts., 9/15/10........ 500,000 503,750 KB Home, 9.50% Sr. Unsec. Sub. Nts., 2/15/11........... 500,000 498,125 Nortek, Inc.: 9.125% Sr. Unsec. Nts., Series B, 9/1/07.............. 300,000 293,145 9.25% Sr. Nts., Series B, 3/15/07..................... 300,000 292,500 9.875% Sr. Unsec. Sub. Nts., 6/15/11.................. 100,000 90,000 ---------- 1,891,270 ---------- Information Technology--0.8% Amkor Technology, Inc., 9.25% Sr. Unsec. Sub. Nts., 2/15/08............................................... 500,000 427,500 Cherokee International LLC, 10.50% Sr. Unsec. Sub. Nts., Series B, 5/1/09................................ 500,000 267,500 Chippac International Ltd., 12.75% Sr. Unsec. Sub. Nts., Series B, 8/1/09................................ 200,000 151,000 Fairchild Semiconductor Corp.: 10.375% Sr. Unsec. Nts., 10/1/07...................... 500,000 507,500 10.50% Sr. Unsec. Sub. Nts., 2/1/09................... 350,000 358,750 Fisher Scientific International, Inc., 9% Sr. Unsec. Sub. Nts., 2/1/08..................................... 185,000 188,700 ---------- 1,900,950 ---------- Manufacturing--1.5% Actuant Corp., 13% Sr. Sub. Nts., 5/1/09............... 300,000 316,500 Agco Corp., 9.50% Sr. Unsec. Nts., 5/1/08.............. 500,000 517,500 Blount, Inc., 13% Sr. Sub. Nts., 8/1/09................ 400,000 214,000 Burke Industries, Inc., 10% Sr. Sub. Nts., 8/15/07(/4/)(/7/)..................................... 700,000 63,000 Eagle-Picher Industries, Inc., 9.375% Sr. Unsec. Sub. Nts., 3/1/08.......................................... 350,000 171,500 Grove Worldwide LLC, 9.25% Sr. Sub. Nts., 5/1/08(/4/)(/7/)...................................... 700,000 31,500 Hydrochem Industrial Services, Inc., 10.375% Sr. Sub. Nts., 8/1/07(/4/)..................................... 600,000 393,000 Insilco Corp., 12% Sr. Sub. Nts., 8/15/07(/4/)......... 800,000 124,000 International Wire Group, Inc., 11.75% Sr. Sub. Nts., Series B, 6/1/05...................................... 700,000 612,500 Moll Industries, Inc., 10.50% Sr. Unsec. Sub. Nts., 7/1/08(/4/)........................................... 280,000 51,800 Roller Bearing Co. of America, Inc., 9.625% Sr. Sub. Nts., Series B, 6/15/07(/4/).......................... 500,000 432,500 Terex Corp., 8.875% Sr. Unsec. Sub. Nts., 4/1/08....... 300,000 286,500 Unifrax Investment Corp., 10.50% Sr. Nts., 11/1/03..... 525,000 506,625 ---------- 3,720,925 ---------- Media/Entertainment: Broadcasting--1.0% Chancellor Media Corp., 8.75% Sr. Unsec. Sub. Nts., Series B, 6/15/07..................................... 700,000 736,750 Cumulus Media, Inc., 10.375% Sr. Unsec. Sub. Nts., 7/1/08................................................ 500,000 515,000 10 Statement of Investments October 31, 2001 (Continued) Oppenheimer Multi-Sector Income Trust

                                                        Principal  Market Value
                                                          Amount    See Note 1
                                                        ---------- ------------

Media/Entertainment: Broadcasting (Continued)
Emmis Communications Corp., 8.125% Sr. Unsec. Sub.
 Nts., Series B, 3/15/09..............................  $  600,000  $  574,500
Radio One, Inc., 8.875% Sr. Sub. Nts., 7/1/11(/8/)....     200,000     209,500
Spanish Broadcasting System, Inc., 9.625% Sr. Sub.
 Nts., 11/1/09........................................     300,000     284,250
Young Broadcasting, Inc., 8.75% Sr. Sub. Debs.,
 6/15/07..............................................     100,000      84,000
                                                                    ----------
                                                                     2,404,000
                                                                    ----------
Media/Entertainment: Cable/Wireless Video--3.0%
Adelphia Communications Corp.:
 8.125% Sr. Nts., Series B, 7/15/03...................     250,000     240,313
 8.375% Sr. Nts., Series B, 2/1/08....................     100,000      89,000
 9.875% Sr. Nts., Series B, 3/1/07....................     565,000     531,100
 10.25% Sr. Unsec. Sub. Nts., 6/15/11.................     950,000     888,250
 10.875% Sr. Unsec. Nts., 10/1/10.....................     300,000     289,500
Charter Communications Holdings LLC/Charter
 Communications Holdings Capital Corp.:
 0%/9.92% Sr. Unsec. Disc. Nts., 4/1/11(/9/)..........     850,000     601,375
 10% Sr. Nts., 4/1/09.................................     100,000     102,500
 10% Sr. Unsec. Sub. Nts., 5/15/11....................     200,000     203,000
 10.75% Sr. Unsec. Nts., 10/1/09......................   1,500,000   1,578,750
 11.125% Sr. Unsec. Nts., 1/15/11.....................     400,000     425,000
Classic Cable, Inc., 10.50% Sr. Sub. Nts.,
 3/1/10(/7/)..........................................     300,000     102,000
EchoStar Broadband Corp., 10.375% Sr. Unsec. Nts.,
 10/1/07..............................................     750,000     787,500
EchoStar DBS Corp., 9.375% Sr. Unsec. Nts., 2/1/09....     500,000     512,500
Mediacom LLC/Mediacom Capital Corp., 9.50% Sr. Unsec.
 Nts., 1/15/13........................................     700,000     717,500
NTL, Inc., 10% Sr. Nts., Series B, 2/15/07............     250,000     138,750
United International Holdings, Inc., 0%/10.75% Sr.
 Disc. Nts., Series B, 2/15/08(/9/)...................     600,000      99,000
                                                                    ----------
                                                                     7,306,038
                                                                    ----------
Media/Entertainment: Diversified Media--1.1%
Adelphia Communications Corp., 10.25% Sr. Unsec. Nts.,
 11/1/06..............................................     400,000     382,000
AMC Entertainment, Inc., 9.50% Sr. Unsec. Sub. Nts.,
 2/1/11...............................................     500,000     457,500
Key3Media Group, Inc., 11.25% Sr. Sub. Nts., 6/15/11..   1,000,000     790,000
Lamar Advertising Co., 8.625% Sr. Sub. Nts., 9/15/07..     500,000     515,625
Penton Media, Inc., 10.375% Sr. Sub. Nts.,
 6/15/11(/8/).........................................     250,000     152,500
WRC Media, Inc./Weekly Reader Corp./Compass Learning
 Corp., 12.75% Sr. Sub. Nts., 11/15/09................     500,000     482,500
                                                                    ----------
                                                                     2,780,125
                                                                    ----------
11 Statement of Investments October 31, 2001 (Continued) Oppenheimer Multi-Sector Income Trust

                                                        Principal  Market Value
                                                          Amount    See Note 1
                                                        ---------- ------------

Media/Entertainment: Telecommunications--1.3%
Allegiance Telecom, Inc., 0%/11.75% Sr. Unsec. Disc.
 Nts., Series B, 2/15/08(/9/).........................    $500,000   $205,000
COLO.com, Inc., 13.875% Sr. Nts.,
 3/15/10(/4/)(/6/)(/7/)...............................     300,000     51,000
Concentric Network Corp., 12.75% Sr. Unsec. Nts.,
 12/15/07.............................................     495,000     91,575
Covad Communications Group, Inc., 0%/13.50% Sr. Disc.
 Nts., 3/15/08(/7/)(/9/)..............................     300,000     46,500
Equinix, Inc., 13% Sr. Unsec. Nts., 12/1/07(/4/)......     400,000    122,000
Exodus Communications, Inc., 11.25% Sr. Nts.,
 7/1/08(/7/)..........................................     500,000    111,250
Focal Communications Corp., 11.875% Sr. Unsec. Nts.,
 Series B, 1/15/10....................................      75,000     27,375
Global Crossing Holdings Ltd., 8.70% Sr. Unsec. Nts.,
 8/1/07...............................................     200,000     32,000
Globix Corp., 12.50% Sr. Unsec. Nts., 2/1/10..........     300,000     61,500
Intermedia Communications, Inc., 0%/12.25% Sr. Disc.
 Nts., Series B, 3/1/09(/9/)..........................     500,000    432,500
KMC Telecom Holdings, Inc., 0%/12.50% Sr. Unsec. Disc.
 Nts., 2/15/08(/9/)...................................     900,000     31,500
Leap Wireless International, Inc., 0%/14.50% Sr.
 Unsec. Disc. Nts., 4/15/10(/9/)......................     500,000    165,000
Level 3 Communications, Inc.:
 0%/10.50% Sr. Disc. Nts., 12/1/08(/9/)...............     750,000    187,500
 0%/12.875% Sr. Unsec. Disc. Nts., 3/15/10(/9/).......     600,000    126,000
McLeodUSA, Inc., 8.125% Sr. Unsec. Nts., 2/15/09......     400,000     93,000
Metromedia Fiber Network, Inc.:
 10% Sr. Nts., 12/15/09...............................     300,000     67,500
 10% Sr. Unsec. Nts., Series B, 11/15/08..............     200,000     45,000
MGC Communications, Inc./Mpower Holding Corp., 13% Sr.
 Unsec. Nts., 4/1/10..................................     200,000     31,000
NorthPoint Communications Group, Inc., 12.875% Nts.,
 2/15/10(/6/)(/7/)....................................     300,000     58,500
Ntelos, Inc., 13% Sr. Nts., 8/15/10(/4/)..............     500,000    377,500
OpTel, Inc., 13% Sr. Nts., Series B,
 2/15/05(/4/)(/6/)(/7/)...............................     250,000    101,250
PSINet, Inc.:
 10.50% Sr. Unsec. Nts., 12/1/06(/7/).................  EUR500,000     28,147
 11% Sr. Nts., 8/1/09(/7/)............................     600,000     45,000
RCN Corp., 10.125% Sr. Unsec. Nts., 1/15/10...........     179,000     65,335
Rhythms NetConnections, Inc., 14% Sr. Unsec. Nts.,
 Series B, 2/15/10(/7/)...............................     400,000     19,000
Teligent, Inc., 11.50% Sr. Nts., 12/1/07(/4/)(/7/)....     200,000      1,000
Time Warner Telecom LLC/Time Warner Telecom, Inc.,
 9.75% Sr. Nts., 7/15/08..............................     200,000    153,000
Time Warner Telecom, Inc., 10.125% Sr. Unsec. Sub.
 Nts., 2/1/11.........................................     200,000    153,000
Viatel, Inc., 11.25% Sr. Sec. Nts., 4/15/08(/7/)......     195,000        975
Williams Communications Group, Inc.:
 10.875% Sr. Unsec. Nts., 10/1/09.....................     200,000     85,000
 11.875% Sr. Unsec. Nts., 8/1/10......................     100,000     42,500
12 Statement of Investments October 31, 2001 (Continued) Oppenheimer Multi-Sector Income Trust

                                                        Principal  Market Value
                                                          Amount    See Note 1
                                                        ---------- ------------

Media/Entertainment: Telecommunications (Continued)
XO Communications, Inc.:
 0%/12.25% Sr. Unsec. Disc. Nts., 6/1/09(/9/).........  $  200,000  $   17,000
 9% Sr. Unsec. Nts., 3/15/08..........................     250,000      43,750
 9.625% Sr. Nts., 10/1/07.............................     100,000      17,500
 10.75% Sr. Unsec. Nts., 11/15/08.....................     200,000      39,000
                                                                    ----------
                                                                     3,174,657
                                                                    ----------
Media/Entertainment: Wireless Communications--4.6%
Alamosa Delaware, Inc., 12.50% Sr. Unsec. Nts.,
 2/1/11...............................................     200,000     199,000
American Cellular Corp., 9.50% Sr. Sub. Nts.,
 10/15/09.............................................     600,000     606,000
American Tower Corp., 9.375% Sr. Nts., 2/1/09.........     500,000     408,750
CellNet Data Systems, Inc., 0%/14% Sr. Unsec. Disc.
 Nts., 10/1/07(/4/)(/7/)(/9/).........................     554,000         693
Crown Castle International Corp.:
 0%/10.375% Sr. Disc. Nts., 5/15/11(/9/)..............     550,000     327,250
 0%/10.625% Sr. Unsec. Disc. Nts., 11/15/07(/9/)......     800,000     644,000
 9.375% Sr. Nts., 8/1/11..............................     200,000     175,000
Horizon PCS, Inc., 0%/14% Sr. Unsec. Sub. Nts.,
 10/1/10(/9/).........................................   1,000,000     500,000
Leap Wireless International, Inc., 12.50% Sr. Nts.,
 4/15/10..............................................     400,000     286,000
Loral Space & Communications Ltd., 9.50% Sr. Nts.,
 1/15/06..............................................     250,000     136,250
Millicom International Cellular SA, 13.50% Sr. Disc.
 Nts., 6/1/06.........................................     205,000     126,075
Nextel Communications, Inc.:
 0%/9.75% Sr. Disc. Nts., 10/31/07(/9/)...............     250,000     155,625
 9.375% Sr. Unsec. Nts., 11/15/09.....................     400,000     282,000
Omnipoint Corp., 11.50% Sr. Nts., 9/15/09(/8/)........     200,000     231,000
ORBCOMM Global LP/ORBCOMM Capital Corp., 14% Sr. Nts.,
 8/15/04(/4/)(/6/)(/7/)...............................     175,000       3,500
Orion Network Systems, Inc., 0%/12.50% Sr. Disc. Nts.,
 1/15/07(/4/)(/9/)....................................   1,150,000     546,250
Pinnacle Holdings, Inc., 0%/10% Sr. Unsec. Disc. Nts.,
 3/15/08(/9/).........................................     200,000      89,000
Rural Cellular Corp., 9.625% Sr. Sub. Nts., Series B,
 5/15/08..............................................     600,000     609,000
SBA Communications Corp.:
 0%/12% Sr. Unsec. Disc. Nts., 3/1/08(/9/)............   1,300,000     916,500
 10.25% Sr. Unsec. Nts., 2/1/09.......................     200,000     161,000
Spectrasite Holdings, Inc., 0%/12% Sr. Disc. Nts.,
 7/15/08(/9/).........................................     600,000     201,000
TeleCorp PCS, Inc.:
 0%/11.625% Sr. Unsec. Sub. Disc. Nts., 4/15/09(/9/)..     200,000     176,500
 10.625% Sr. Unsec. Sub. Nts., 7/15/10................     800,000     932,000
13 Statement of Investments October 31, 2001 (Continued) Oppenheimer Multi-Sector Income Trust

                                                        Principal  Market Value
                                                          Amount    See Note 1
                                                        ---------- ------------

Media/Entertainment: Wireless Communications
 (Continued)
Tritel PCS, Inc.:
 0%/12.75% Sr. Unsec. Sub. Disc. Nts., 5/15/09(/9/)...  $  400,000 $   349,500
 10.375% Sr. Sub. Nts., 1/15/11.......................     500,000     576,250
Triton PCS, Inc.:
 0%/11% Sr. Unsec. Sub. Disc. Nts., 5/1/08(/9/).......     250,000     228,750
 9.375% Sr. Unsec. Sub. Nts., 2/1/11..................     100,000     105,500
US Unwired, Inc., 0%/13.375% Sr. Unsec. Sub. Disc.
 Nts., Series B, 11/1/09(/9/).........................     800,000     508,000
VoiceStream Wireless Corp., 10.375% Sr. Unsec. Nts.,
 11/15/09.............................................   1,500,000   1,717,500
                                                                   -----------
                                                                    11,197,893
                                                                   -----------
Metals/Minerals--1.1%
AK Steel Corp.:
 7.875% Sr. Unsec. Nts., 2/15/09......................     300,000     282,000
 9.125% Sr. Nts., 12/15/06............................     250,000     250,000
Century Aluminum Co., 11.75% Sr. Sec. Nts.,
 4/15/08(/8/).........................................     400,000     394,500
Great Lakes Carbon Corp., 10.25% Sr. Sub. Nts., Series
 B, 5/15/08...........................................     800,000     464,000
Kaiser Aluminum & Chemical Corp.:
 10.875% Sr. Nts., Series B, 10/15/06.................     300,000     220,500
 12.75% Sr. Sub. Nts., 2/1/03.........................     500,000     242,500
Metallurg Holdings, Inc., 0%/12.75% Sr. Disc. Nts.,
 7/15/08(/9/).........................................     500,000     191,875
Metallurg, Inc., 11% Sr. Nts., 12/1/07(/4/)...........     200,000     173,000
National Steel Corp., 9.875% First Mtg. Bonds, Series
 D, 3/1/09............................................     250,000      63,750
United States Steel LLC, 10.75% Sr. Nts., 8/1/08......     500,000     452,500
                                                                   -----------
                                                                     2,734,625
                                                                   -----------
Retail--0.5%
Amazon.com, Inc., 0%/10% Sr. Unsec. Disc. Nts.,
 5/1/08(/9/)..........................................     500,000     347,500
Finlay Enterprises, Inc., 9% Debs., 5/1/08............     500,000     427,500
Finlay Fine Jewelry Corp., 8.375% Sr. Nts., 5/1/08....     300,000     263,250
Ingram Micro, Inc., 9.875% Sr. Sub. Nts.,
 8/15/08(/8/).........................................     300,000     277,500
                                                                   -----------
                                                                     1,315,750
                                                                   -----------
Service--2.1%
Allied Waste North America, Inc.:
 7.875% Sr. Unsec. Nts., Series B, 1/1/09.............     100,000      99,500
 8.875% Sr. Nts., Series B, 4/1/08....................   1,000,000   1,030,000
 10% Sr. Unsec. Sub. Nts., Series B, 8/1/09...........   1,000,000   1,017,500
AP Holdings, Inc., 0%/11.25% Sr. Disc. Nts.,
 3/15/08(/4/)(/9/)....................................     150,000      10,875

Statement of Investments October 31, 2001 (Continued)

Oppenheimer Multi-Sector Income Trust

                                                        Principal  Market Value
                                                          Amount    See Note 1
                                                        ---------- ------------

Service (Continued)
Apcoa, Inc., 9.25% Sr. Unsec. Sub. Nts.,
 3/15/08(/4/).........................................  $  400,000 $   200,000
Budget Group, Inc., 9.125% Sr. Unsec. Nts., 4/1/06....     600,000     165,000
Comforce Operating, Inc., 12% Sr. Nts., Series B,
 12/1/07..............................................     200,000     151,000
Dyncorp, Inc., 9.50% Sr. Sub. Nts., 3/1/07............     600,000     591,000
Great Lakes Dredge & Dock Corp., 11.25% Sr. Unsec.
 Sub. Nts., 8/15/08...................................     610,000     619,150
Kindercare Learning Centers, Inc., 9.50% Sr. Sub.
 Nts., 2/15/09........................................     250,000     243,750
Protection One, Inc./Protection One Alarm Monitoring,
 Inc., 7.375% Sr. Unsec. Nts., 8/15/05................     400,000     322,000
Safety-Kleen Corp., 9.25% Sr. Unsec. Nts.,
 5/15/09(/4/)(/6/)(/7/)...............................      50,000           5
United Rentals, Inc.:
 9.25% Sr. Unsec. Sub. Nts., Series B, 1/15/09........     250,000     235,000
 10.75% Sr. Unsec. Nts., 4/15/08(/8/).................     500,000     527,500
                                                                   -----------
                                                                     5,212,280
                                                                   -----------
Transportation--1.2%
America West Airlines, Inc., 10.75% Sr. Nts., 9/1/05..   1,000,000     467,500
Amtran, Inc., 10.50% Sr. Nts., 8/1/04.................   1,450,000     906,250
Atlas Air, Inc.:
 9.25% Sr. Nts., 4/15/08..............................     200,000     141,000
 9.375% Sr. Unsec. Nts., 11/15/06.....................     300,000     211,500
Dura Operating Corp., 9% Sr. Unsec. Sub. Nts., Series
 D, 5/1/09............................................     600,000     513,000
Navigator Gas Transport plc, 10.50% First Priority
 Ship Mtg. Nts., 6/30/07(/8/).........................     750,000     343,125
Oxford Automotive, Inc., 10.125% Sr. Unsec. Sub. Nts.,
 Series D, 6/15/07....................................     400,000     122,000
Sea Containers Ltd., 7.875% Sr. Nts., 2/15/08.........     500,000     212,500
                                                                   -----------
                                                                     2,916,875
                                                                   -----------
Utility--1.2%
AES Corp. (The), 8.75% Sr. Unsec. Unsub. Nts.,
 6/15/08..............................................     250,000     235,000
Azurix Corp., 10.75% Sr. Unsec. Nts., Series B,
 2/15/10..............................................     200,000     177,000
Caithness Coso Funding Corp., 9.05% Sr. Sec. Nts.,
 Series B, 12/15/09...................................     500,000     484,375
CMS Energy Corp., 9.875% Sr. Unsec. Nts., 10/15/07....     800,000     864,640
El Paso Electric Co., 9.40% First Mtg. Sec. Nts.,
 Series E, 5/1/11.....................................     470,000     536,959
ESI Tractebel Acquisition Corp., 7.99% Sec. Bonds,
 Series B, 12/30/11...................................     500,000     529,173
                                                                   -----------
                                                                     2,827,147
                                                                   -----------
                                                                    86,048,263
                                                                   -----------

                                                                              15

Statement of Investments October 31, 2001 (Continued)

Oppenheimer Multi-Sector Income Trust

                                                        Principal   Market Value
                                                         Amount      See Note 1
                                                      ------------- ------------

Loan Participations--0.4%
Shoshone Partners Loan Trust Sr. Nts., 4.03%,
 4/28/02 (representing a basket of reference loans
 and a total return swap between Chase Manhattan
 Bank and the Trust)(/4/)(/10/).....................  $   2,500,000 $ 1,013,545
                                                                    -----------
Total Corporate Sector (Cost $107,342,766)..........                 87,198,380
                                                                    -----------
International Sector--28.6%
Corporate Bonds and Notes--5.2%
Chemicals--0.1%
Messer Griesheim Holding AG, 10.375% Sr. Nts.,
 6/1/11(/4/)........................................  EUR   400,000     362,081
                                                                    -----------
Energy--0.7%
Ocean Rig Norway AS, 10.25% Sr. Sec. Nts., 6/1/08...      1,200,000     990,000
Petroleos Mexicanos, 9.50% Sr. Sub. Nts., 9/15/27...        585,000     606,937
                                                                    -----------
                                                                      1,596,937
                                                                    -----------
Financial--1.0%
Eurofima, 7.50% Sr. Unsec. Unsub. Nts., 11/4/02.....  DEM   770,000     367,934
European Investment Bank, 3% Eligible Interest Nts.,
 9/20/06............................................  JPY45,000,000     413,623
Gold Eagle Capital Ltd., 7.981% Sec. Nts.,
 4/8/02(/4/)(/10/)..................................        500,000     503,950
Hanvit Bank:
 12.75% Unsec. Sub. Nts., 3/1/10(/8/)(/9/)..........         85,000      91,964
 12.75% Unsec. Sub. Nts., 3/1/10(/9/)...............        430,000     465,228
Inter-American Development Bank, 1.90% Unsec. Bonds,
 7/8/09.............................................  JPY 9,000,000      79,353
Korea Exchange Bank:
 13.75% Unsec. Sub. Bonds, 6/30/10(/9/).............        395,000     424,131
 13.75% Unsec. Unsub. Bonds, 6/30/10(/8/)(/10/).....         20,000      21,518
Oesterreichische Kontrollbank AG, 1.80% Unsec. Nts.,
 3/22/10............................................  JPY 5,000,000      43,748
                                                                    -----------
                                                                      2,411,449
                                                                    -----------
Food/Tobacco--0.5%
Sparkling Spring Water Group Ltd., 11.50% Sr. Sec.
 Sub. Nts., 11/15/07(/4/)...........................        565,000     423,750
United Biscuits Finance plc, 10.75% Sr. Sub. Nts.,
 4/15/11(/8/).......................................  GBP   500,000     787,140
                                                                    -----------
                                                                      1,210,890
                                                                    -----------
Forest Products/Containers--0.1%
Doman Industries Ltd., 8.75% Sr. Nts., 3/15/04......        750,000     202,500
                                                                    -----------
Gaming/Leisure--0.3%
Intrawest Corp., 9.75% Sr. Nts., 8/15/08............        700,000     644,000
                                                                    -----------

Statement of Investments October 31, 2001 (Continued)

Oppenheimer Multi-Sector Income Trust

                                                      Principal   Market Value
                                                        Amount     See Note 1
                                                     ------------ ------------

Information Technology--0.1%
Flextronics International Ltd., 9.875% Sr. Unsec.
 Sub. Nts., 7/1/10.................................. $    200,000  $  209,000
                                                                   ----------
Media/Entertainment: Cable/Wireless Video--1.6%
Diamond Cable Communications plc, 11.75% Sr. Disc.
 Nts., 12/15/05.....................................    1,600,000     784,000
Diamond Holdings plc, 9.125% Sr. Nts., 2/1/08.......      200,000     145,000
NTL Communications Corp.:
 0%/11.50% Sr. Nts., 11/15/09(/9/).................. EUR  750,000     224,612
 0%/12.375% Sr. Unsec. Nts., Series B,
  10/1/08(/9/)......................................      200,000      77,000
 9.875% Sr. Unsec. Nts., Series B, 11/15/09......... EUR  500,000     237,560
 11.50% Sr. Unsec. Nts., Series B, 10/1/08..........      700,000     409,500
NTL, Inc., 0%/10.75% Sr. Unsec. Unsub. Nts., Series
 B, 4/1/08(/9/)..................................... GBP  250,000     138,159
Telewest Communications plc:
 0%/9.25% Sr. Disc. Nts., 4/15/09(/9/)..............      250,000     108,125
 0%/9.875% Sr. Disc. Nts., 4/15/09(/9/)............. GBP  450,000     294,496
 11% Sr. Disc. Debs., 10/1/07.......................      500,000     392,500
 11.25% Sr. Nts., 11/1/08...........................    1,035,000     822,825
United Pan-Europe Communications NV:
 0%/13.75% Sr. Unsec. Disc. Nts., Series B,
  2/1/10(/9/).......................................    1,000,000      86,250
 10.875% Sr. Nts., 8/1/09........................... EUR  750,000      92,885
                                                                   ----------
                                                                    3,812,912
                                                                   ----------
Media/Entertainment: Diversified Media--0.1%
Imax Corp., 7.875% Sr. Nts., 12/1/05................      700,000     213,500
                                                                   ----------
Media/Entertainment: Telecommunications--0.3%
360networks, Inc., 13% Sr. Unsec. Nts.,
 5/1/08(/4/)(/7/)................................... EUR  600,000         365
COLT Telecom Group plc, 0%/12% Sr. Unsec. Disc.
 Nts., 12/15/06(/9/)................................      600,000     504,000
FLAG Telecom Holdings Ltd., 11.625% Sr. Nts.,
 3/30/10............................................ EUR  200,000      63,049
Global TeleSystems, Inc., 10.50% Sr. Unsec. Bonds,
 12/1/06(/7/)....................................... EUR  500,000      42,783
Jazztel plc, 13.25% Sr. Unsec. Nts., 12/15/09....... EUR  250,000      86,692
KPNQwest BV, 8.875% Sr. Nts., 2/1/08(/4/)........... EUR  250,000     114,839
Tele1 Europe BV, 11.875% Sr. Nts., 12/1/09.......... EUR  200,000      44,134
                                                                   ----------
                                                                      855,862
                                                                   ----------
Media/Entertainment: Wireless Communications--0.1%
Microcell Telecommunications, Inc., 0%/12% Sr.
 Unsec. Disc. Nts., 6/1/09(/9/).....................      750,000     213,750
                                                                   ----------
Service--0.1%
Petroleos Mexicanos, 9.375% Sr. Unsec. Bonds,
 12/2/08............................................      300,000     324,375
                                                                   ----------

                                                                              17

Statement of Investments October 31, 2001 (Continued)

Oppenheimer Multi-Sector Income Trust

                                                     Principal     Market Value
                                                       Amount       See Note 1
                                                  ---------------- ------------

Transportation--0.0%
Pacific & Atlantic Holdings, Inc., 10.50% Sec.
 Nts., 12/31/07(/4/)............................. $        135,339 $    61,579
                                                                   -----------
Utility--0.2%
AES Drax Energy Ltd., 11.50% Sr. Sec. Sub. Nts.,
 8/30/10.........................................          600,000     540,000
                                                                   -----------
                                                                    12,658,835
                                                                   -----------

                                                       Shares
                                                  ----------------

Preferred Stocks--0.0%
Pacific & Atlantic Holdings, Inc., 7.50% Cum.
 Cv., Series A(/4/)(/5/)(/6/)....................            7,031      38,671
                                                                   -----------
Common Stocks--0.0%
COLT Telecom Group plc, ADR(/6/).................            7,020      50,193
                                                                   -----------

                                                       Units
                                                  ----------------

Rights, Warrants and Certificates--0.0%
Microcell Telecommunications, Inc. Wts., Exp.
 6/1/06(/6/)(/8/)................................            2,800       8,646
Telus Corp. Wts., Exp. 9/15/05(/6/)..............              539       4,851
Mexico Value Rts., Exp. 6/30/03(/6/).............           28,538         170
                                                                   -----------
                                                                        13,667
                                                                   -----------

                                                     Principal
                                                       Amount
                                                  ----------------

Structured Instruments--1.3%
Deutsche Bank AG, South Korean Won Linked Nts.,
 5.60%, 5/9/02................................... KRW  292,500,000     227,213
ING Barings LLC, Zero Coupon Russian Equity
 Linked Nts., 4/19/02............................            3,400     216,274
Standard Chartered Bank, Philippines Peso/New
 Taiwan Dollar Linked Nts., 9.28%, 1/14/02.......          305,000     305,153
Standard Chartered Bank, South Korean Won Linked
 Nts., 5.48%, 5/28/02............................ KRW1,930,915,000   1,504,026
UBS AG Australian Dollar Property Index Linked
 Nts., 7%, 7/30/02............................... AUD    1,550,000     822,115
                                                                   -----------
                                                                     3,074,781
                                                                   -----------
Foreign Government Obligations--21.9%
Argentina--0.0%
Buenos Aires (Province of) Bonds, Bonos de
 Consolidacion de Deudas, Series PBA1, 3.172%,
 4/1/070(/10/)................................... ARP      113,510      33,416
                                                                   -----------

Statement of Investments October 31, 2001 (Continued)

Oppenheimer Multi-Sector Income Trust

                                                       Principal   Market Value
                                                        Amount      See Note 1
                                                     ------------- ------------

Austria--1.2%
Austria (Republic of) Nts., Series EMTN, 5.50%,
 10/20/07..........................................  EUR 2,800,000 $ 2,699,758
Austria (Republic of) Unsub. Nts., 5.25%, 1/4/11...  EUR   110,000     103,654
                                                                   -----------
                                                                     2,803,412
                                                                   -----------
Belgium--2.2%
Belgium (Kingdom of) Bonds, Series 35, 5.75%,
 9/28/10...........................................  EUR 5,370,000   5,229,504
                                                                   -----------
Brazil--4.0%
Brazil (Federal Republic of) Bonds:
 8.875%, 4/15/24...................................      3,604,000   2,063,290
 9.625%, 7/15/05...................................        540,000     472,500
 10.25%, 1/11/06...................................        945,000     841,050
 12.25%, 3/6/30....................................      1,750,000   1,299,375
 Series 15 yr., 3.25%, 4/15/09(/10/)...............        273,529     197,625
Brazil (Federal Republic of) Debt Capitalization
 Bonds, Series 20 yr., 8%, 4/15/14.................      2,945,533   2,002,963
Brazil (Federal Republic of) Debt Conversion Bonds:
 Series 18 yr., 3.25%, 4/15/12(/10/)...............        710,000     420,675
 Series D, 3.25%, 4/15/12(/10/)....................        760,000     450,300
Brazil (Federal Republic of) Eligible Interest
 Bonds, 3.188%, 4/15/06(/10/)......................        559,440     458,741
Brazil (Federal Republic of) Gtd. Disc. Bonds,
 3.188%, 4/15/24(/10/).............................        910,000     600,600
Brazil (Federal Republic of) Unsec. Unsub. Bonds:
 11%, 8/17/40......................................      1,160,000     769,080
 11.25%, 7/26/07...................................        180,000     157,050
                                                                   -----------
                                                                     9,733,249
                                                                   -----------
Bulgaria--0.2%
Bulgaria (Republic of) Disc. Bonds, Tranche A,
 4.562%, 7/28/24(/10/).............................        260,000     205,400
Bulgaria (Republic of) Interest Arrears Debs.,
 Series PDI, 4.562%, 7/28/11(/10/).................        326,700     257,276
                                                                   -----------
                                                                       462,676
                                                                   -----------
Canada--0.1%
Canada (Government of) Nts., 0.70%, 3/20/06........  JPY 3,000,000      24,901
Ontario (Province of) Unsec. Unsub. Nts., 1.875%,
 1/25/10...........................................  JPY27,000,000     235,843
                                                                   -----------
                                                                       260,744
                                                                   -----------

                                                                              19

Statement of Investments October 31, 2001 (Continued)

Oppenheimer Multi-Sector Income Trust

                                                     Principal    Market Value
                                                       Amount      See Note 1
                                                   -------------- ------------

Colombia--0.3%
Colombia (Republic of) Unsec. Unsub. Bonds,
 8.375%, 2/15/27..................................   $    235,000  $  168,025
Colombia (Republic of) Unsec. Unsub. Nts.:
 9.75%, 4/23/09...................................         55,000      57,681
 11.375%, 1/31/08................................. EUR    420,000     383,734
                                                                   ----------
                                                                      609,440
                                                                   ----------
Dominican Republic--0.2%
Dominican Republic Unsec. Unsub. Bonds, 9.50%,
 9/27/06(/8/).....................................        470,000     464,712
                                                                   ----------
Ecuador--0.3%
Ecuador (Republic of) Unsec. Bonds, 5%,
 8/15/30(/10/)....................................      2,035,000     829,262
                                                                   ----------
France--1.2%
France (Government of) Bonds, Obligations
 Assimilables du Tresor:
 5.50%, 4/25/07................................... EUR    190,000     183,951
 5.50%, 10/25/10.................................. EUR  2,910,000   2,813,945
                                                                   ----------
                                                                    2,997,896
                                                                   ----------
Germany--0.7%
Germany (Republic of) Bonds:
 5.25%, 7/4/10.................................... EUR  1,140,000   1,091,076
 Series 98, 5.25%, 1/4/08......................... EUR    730,000     701,630
                                                                   ----------
                                                                    1,792,706
                                                                   ----------
Great Britain--0.4%
United Kingdom Treasury Bonds, 7.75%, 9/8/06...... GBP    610,000   1,008,659
                                                                   ----------
Hungary--0.7%
Hungary (Government of) Bonds:
 Series 04/J, 8.50%, 10/12/04..................... HUF303,360,000   1,063,152
 Series 05/E, 9.25%, 5/12/05...................... HUF122,150,000     441,191
 Series 06/E, 8.50%, 5/12/06...................... HUF 81,850,000     292,458
                                                                   ----------
                                                                    1,796,801
                                                                   ----------
Italy--0.1%
Italy (Republic of) Treasury Bonds, Buoni del
 Tesoro Poliennali, 4.25%, 11/1/09................ EUR    165,000     145,955
                                                                   ----------
Ivory Coast--0.0%
Ivory Coast (Government of) Past Due Interest
 Bonds, Series F, 3/29/18(/6/)(/7/)............... FRF  4,569,500     100,391
                                                                   ----------

Statement of Investments October 31, 2001 (Continued)

Oppenheimer Multi-Sector Income Trust

                                                       Principal   Market Value
                                                        Amount      See Note 1
                                                     ------------- ------------

Mexico--2.6%
United Mexican States Bonds:
 5.01%, 12/31/19...................................  DEM   885,000  $  343,370
 11.375%, 9/15/16..................................        315,000     381,150
 11.50%, 5/15/26...................................        310,000     389,050
 Series MTN, 8.30%, 8/15/31........................      3,425,000   3,258,887
United Mexican States Collateralized Fixed Rate Par
 Bonds, Series B, 6.25%, 12/31/19..................        335,000     322,437
United Mexican States Nts., 8.375%, 1/14/11........        415,000     426,620
United Mexican States Sr. Nts., 8.625%, 3/12/08....      1,165,000   1,237,812
                                                                    ----------
                                                                     6,359,326
                                                                    ----------
Norway--0.5%
Norway (Government of) Bonds, 5.75%, 11/30/04......  NOK10,620,000   1,193,831
                                                                    ----------
Panama--0.3%
Panama (Republic of) Bonds:
 9.375%, 4/1/29....................................        326,000     337,736
 10.75%, 5/15/20...................................        150,000     154,875
Panama (Republic of) Interest Reduction Bonds,
 4.75%, 7/17/14(/10/)..............................        284,074     243,594
                                                                    ----------
                                                                       736,205
                                                                    ----------
Philippines--0.6%
Philippines (Republic of) Bonds, 9.50%, 10/21/24...        375,000     372,187
Philippines (Republic of) Nts., 10.625%, 3/16/25...        585,000     497,250
Philippines (Republic of) Unsec. Bonds, 9.875%,
 1/15/19...........................................        685,000     560,844
                                                                    ----------
                                                                     1,430,281
                                                                    ----------
Poland--0.1%
Poland (Republic of) Bonds, Series 0506, 8.50%,
 5/12/06...........................................  PLZ 1,325,000     301,475
                                                                    ----------
Portugal--0.1%
Portugal (Republic of) Obrig Do Tes Medio Prazo
 Unsec. Unsub. Nts., 5.85%, 5/20/10................  EUR   305,000     298,778
                                                                    ----------
Russia--3.2%
Russian Federation Unsec. Unsub. Nts.:
 8.25%, 3/31/10....................................        110,731      87,062
 10%, 6/26/07......................................      2,550,000   2,336,438
Russian Federation Unsub. Bonds, 8.25%, 3/31/10....      2,355,000   1,861,039
Russian Federation Unsub. Nts., 5%, 3/31/30(/10/)..      6,323,750   3,026,863

                                                                              21

Statement of Investments October 31, 2001 (Continued)

Oppenheimer Multi-Sector Income Trust

                                                        Principal   Market Value
                                                         Amount      See Note 1
                                                      ------------- ------------

Russia (Continued)
Russian Ministry of Finance Unsec. Debs., Series IV,
 3%, 5/14/03(/4/)...................................    $   565,000 $   505,322
                                                                    -----------
                                                                      7,816,724
                                                                    -----------
Spain--0.3%
Spain (Kingdom of) Gtd. Bonds, Bonos y Obligacion
 del Estado, 5.40%, 7/30/11.........................  EUR   695,000     652,153
                                                                    -----------
The Netherlands--1.0%
Netherlands (Government of The) Bonds, 5.50%,
 7/15/10............................................  EUR 2,490,000   2,406,463
                                                                    -----------
Turkey--0.2%
Turkey (Republic of) Bonds, 11.75%, 6/15/10(/11/)...        175,000     160,563
Turkey (Republic of) Sr. Unsec. Unsub. Nts.,
 11.875%, 1/15/30(/11/).............................        125,000     108,438
Turkey (Republic of) Sr. Unsub. Bonds, 12.375%,
 6/15/09............................................        132,000     123,090
                                                                    -----------
                                                                        392,091
                                                                    -----------
Ukraine--0.5%
Ukraine (Republic of) Sr. Unsec. Nts., 11%,
 3/15/07............................................      1,427,860   1,256,160
                                                                    -----------
Venezuela--0.9%
Venezuela (Republic of) Bonds, 9.25%, 9/15/27.......        145,000      96,570
Venezuela (Republic of) Debs., Series DL, 4.75%,
 12/18/07(/10/).....................................      2,702,109   2,144,799
                                                                    -----------
                                                                      2,241,369
                                                                    -----------
                                                                     53,353,679
                                                                    -----------
Loan Participations--0.2%
Algeria (Republic of) Trust III Nts., Tranche 3,
 0.938%, 3/4/10(/4/)(/10/)..........................  JPY23,687,263     137,154
Morocco (Kingdom of) Loan Participation Agreement,
 Tranche A, 5.094%, 1/1/09(/4/)(/10/)...............        314,821     274,682
                                                                    -----------
                                                                        411,836
                                                                    -----------
Total International Sector (Cost $76,812,042).......                 69,601,662
                                                                    -----------
Asset-Backed Sector--63.7%
Asset-Backed Securities--2.2%
Conseco Finance, Home Equity Loan Pass-Through
 Certificates, Series 2001-D, Cl. M2, 4.25%,
 11/15/32(/10/).....................................      2,400,000   2,400,000
Lehman ABS Corp., Commercial Mtg. Pass-Through
 Certificates, Series 2001-B, Cl. A4, 5.27%,
 9/15/18(/12/)......................................      2,000,000   2,011,875
Principal Residential Mortgage Capital Resources
 Trust, Real Estate Mtg. Investment Conduit
 Participation Certificates, Series 2000-1, Cl. B,
 4.112%, 6/20/05(/4/)(/10/).........................      1,000,000     992,812
                                                                    -----------
                                                                      5,404,687
                                                                    -----------

Statement of Investments October 31, 2001 (Continued)

Oppenheimer Multi-Sector Income Trust

                                                         Principal  Market Value
                                                          Amount     See Note 1
                                                        ----------- ------------

Government Agency--52.0%
FHLMC/FNMA/Sponsored--50.4%
Federal Home Loan Mortgage Corp., 12%, 5/1/10-6/1/15..  $   564,719 $    652,456
Federal Home Loan Mortgage Corp., Gtd. Real Estate
 Mtg. Investment Conduit Participation Certificates,
 Series 1331, Cl. Z, 8%, 4/15/07......................    1,670,073    1,730,613
Federal Home Loan Mortgage Corp., Gtd. Real Estate
 Mtg. Investment Conduit Pass-Through Certificates,
 Series 2054, Cl. TE, 6.25%, 4/15/24..................      534,000      558,030
Federal Home Loan Mortgage Corp., Interest-Only
 Stripped Mtg.-Backed Security:
 Series 194, Cl. IO, (3.504)%, 4/1/28(/13/)...........    1,446,698      237,575
 Series 197, Cl. IO, 3.441%, 4/1/28(/13/).............    3,768,820      688,988
 Series 199, Cl. IO, 1.077%, 8/1/28(/13/).............    9,952,925    1,684,222
 Series 202, Cl. IO, (1.90)%, 4/1/29(/13/)............   33,978,502    5,510,888
 Series 208, Cl. IO, (3.38)%, 6/1/30(/13/)............    5,306,659      613,583
Federal National Mortgage Assn.:
 6%, 11/25/31(/11/)(/12/).............................   26,900,000   27,219,572
 6.50%, 11/25/28(/1/)(/12/) ..........................   60,600,000   62,304,678
 6.50%, 1/1/29........................................    9,231,915    9,521,983
 7%, 9/2/29-12/1/29...................................    2,408,284    2,512,300
 7.50%, 6/1/10-9/1/29.................................    6,754,805    7,082,869
 11%, 7/1/16..........................................      230,777      259,001
 13%, 6/1/15..........................................      443,144      527,200
Federal National Mortgage Assn., Gtd. Real Estate Mtg.
 Investment Conduit
 Pass-Through Certificates, Trust 1999-29, Cl. D,
 6.50%, 12/25/26......................................    1,914,400    1,983,185
                                                                    ------------
                                                                     123,087,143
                                                                    ------------
GNMA/Guaranteed--1.6%
Government National Mortgage Assn.:
 6%, 11/20/31(/12/)...................................    2,750,000    2,796,420
 7%, 1/15/28-3/15/28..................................      604,598      632,834
 7.75%, 7/20/27.......................................      116,128      120,211
 11%, 10/20/19........................................      141,707      162,928
 12%, 11/20/13-9/20/15................................      133,658      156,754
                                                                    ------------
                                                                       3,869,147
                                                                    ------------

                                                                              23

Statement of Investments October 31, 2001 (Continued)

Oppenheimer Multi-Sector Income Trust

                                                         Principal  Market Value
                                                          Amount     See Note 1
                                                        ----------- ------------

Private--9.5%
Commercial--3.8%
Asset Securitization Corp., Commercial Mtg. Pass-
 Through Certificates, Series 1995-MD4, Cl. A5,
 7.384%, 8/13/29......................................  $ 1,500,000 $  1,540,195
Capital Lease Funding Securitization LP, Interest-Only
 Corporate-Backed Pass-Through Certificates, Series
 1997-CTL1, 11.036%, 6/22/24(/4/)(/13/)...............   10,019,011      307,615
Commercial Mortgage Acceptance Corp., Interest-Only
 Stripped Mtg.-Backed Security, Series 1996-C1, Cl. X-
 2, 27.02%, 12/25/20(/4/)(/13/).......................    4,581,282        2,863
First Chicago/Lennar Trust 1, Commercial Mtg. Pass-
 Through Certificates, Series 1997-CHL1, Cl. C,
 8.112%, 7/25/06(/4/)(/10/)...........................      800,000      784,000
First Union-Lehman Brothers Commercial Mortgage Trust,
 Commercial Mtg. Pass-Through Certificates, Series
 1997-C2, Cl. F, 7.50%, 9/18/15.......................      600,000      507,188
GMAC Commercial Mortgage Securities, Inc., Interest-
 Only Stripped Mtg.-Backed Security Pass-Through
 Certificates, Series 1997-C1, Cl. X, 7.755%,
 7/15/27(/13/)........................................    3,078,212      216,196
Mortgage Capital Funding, Inc., Commercial Mtg. Pass-
 Through Certificates, Series 1996-MC2, Cl. F, 5.75%,
 12/21/26.............................................    1,600,000    1,402,750
Prudential Mortgage Capital Co. II LLC, Commercial
 Mtg. Pass-Through Certificates, Series PRU-HTG 2000-
 C1, Cl. A2, 7.306%, 10/6/15..........................    3,700,000    4,079,250
Strategic Hotel Capital, Inc., Commercial Mtg.
 Obligations, Series 2001-SCH1, Cl. E, 4.725%,
 4/17/06(/4/)(/10/)...................................      498,956      482,896
                                                                    ------------
                                                                       9,322,953
                                                                    ------------
Residential--5.7%
Lehman Structured Securities Corp., Collateralized
 Mtg. Obligations,
 Series 2001-GE4, Cl. A, 6%, 10/25/30.................    1,500,000    1,492,500
PNC Mortgage Securities Corp., Collateralized Mtg.
 Obligations Pass-Through Certificates, Series 1998-
 11, Cl. 1A5, 6.50%, 11/25/28.........................   10,000,000   10,253,100
Salomon Brothers Mortgage Securities VII, Inc.,
 Commercial Mtg. Pass-Through Certificates, Series
 1996-B, Cl. 1, 7.136%, 4/25/26(/4/)..................    1,176,002      893,762
Structured Asset Securities Corp., Collateralized Mtg.
 Obligations,
 Series 2001-1, Cl. A, 7.50%, 7/25/30(/4/)............    1,278,357    1,271,966
                                                                    ------------
                                                                      13,911,328
                                                                    ------------
Total Asset-Backed Sector (Cost $158,043,034).........               155,595,258
                                                                    ------------

Statement of Investments October 31, 2001 (Continued)

Oppenheimer Multi-Sector Income Trust

                                                     Principal   Market Value
                                                       Amount     See Note 1
                                                     ----------  ------------

Money Market Sector--3.6%
Short-Term Notes--1.2%
American Home Products, 2.35%, 1/29/02.............. $1,500,000  $  1,491,918
Victory Receivables Corp., 2.70%, 11/26/01..........  1,500,000     1,497,188
                                                                 ------------
                                                                    2,989,106
                                                                 ------------
Repurchase Agreements--2.4%
Repurchase agreement with Deutsche Bank Securities,
 Inc., 2.54%, dated 10/31/01, to be repurchased at
 $5,890,416 on 11/1/01, collateralized by
 U.S. Treasury Bonds, 8.125%-8.75%, 8/15/20-8/15/21,
 with a value of $6,029,935.........................  5,890,000     5,890,000
                                                                 ------------
Total Money Market Sector (Cost $8,878,473).........                8,879,106
                                                                 ------------
Total Investments, at Value (Cost $362,067,257).....      135.7%  331,330,641
                                                                 ------------
Liabilities in Excess of Other Assets...............      (35.7)  (87,164,332)
                                                     ----------  ------------
Net Assets..........................................      100.0% $244,166,309
                                                     ==========  ============

Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

ARP--Argentine Peso                    HUF--Hungarian Forint
AUD--Australian Dollar                 JPY--Japanese Yen
DEM--German Mark                       KRW--South Korean Won
EUR--Euro                              NOK--Norwegian Krone
FRF--French Franc                      PLZ--Polish Zloty
GBP--British Pound Sterling

1. Securities with an aggregate market value of $3,393,098 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 6 of Notes to Financial Statements.

2. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See Note 5 of Notes to Financial Statements.

3. Zero coupon bond reflects the effective yield on the date of purchase.

4. Identifies issues considered to be illiquid or restricted--See Note 8 of
Notes to Financial Statements.

5. Interest or dividend is paid in kind.

6. Non-income-producing security.

7. Issuer is in default.

                                                                              25

Statement of Investments October 31, 2001 (Continued)

Oppenheimer Multi-Sector Income Trust

8. Represents securities
sold under Rule 144A, which are exempt from registration under the Securities
Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $8,925,077 or 3.66% of the Trust’s net assets as of October 31, 2001.

9. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

10. Represents the current interest rate for a variable or increasing rate security.

11. A sufficient amount of liquid assets has been designated to cover outstanding written options, as follows:

                          Principal (000s) Expiration Exercise Premium  Market Value
                          Subject to Call    Dates     Price   Received  See Note 1
                          ---------------- ---------- -------- -------- ------------

Federal National
 Mortgage Assn.,
 6%, 11/25/31 Call......       4,500        11/7/01    .9991%  $20,391    $57,656
Turkey (Republic of)
 Bonds,
 11.75%, 6/15/10 Call...         175        1/24/02    .9175     3,150      3,873
Turkey (Republic of) Sr.
 Unsec. Unsub. Nts.,
 11.875%, 1/15/30 Call..         125        1/24/02    .8675     3,125      3,150
                                                               -------    -------
                                                               $26,666    $64,679
                                                               =======    =======

12. When-issued security to be delivered and settled after October 31, 2001.

13. Interest-Only Strips
represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs).
Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.

See accompanying Notes to Financial Statements.

Statement of Assets and Liabilities October 31, 2001

Oppenheimer Multi-Sector Income Trust

ASSETS
Investments, at value (cost $362,067,257)--see accompanying
 statement....................................................... $331,330,641
Cash.............................................................    2,109,103
Unrealized appreciation on foreign currency contracts............       67,125
Receivables and other assets:
 Investments sold (including $13,542,249 sold on a when-issued
  basis).........................................................   14,037,479
 Interest, dividends and principal paydowns......................    4,588,199
 Daily variation on futures contracts............................      833,365
 Other...........................................................        1,909
                                                                  ------------
  Total assets...................................................  352,967,821
                                                                  ------------
LIABILITIES
Unrealized depreciation on foreign currency contracts............       30,281
Options written, at value (premiums received $26,666)--see
 accompanying statement..........................................       64,679
Payables and other liabilities:
 Investments purchased (including $106,841,306 purchased on a when-issued basis).............................................  108,375,870
 Dividends.......................................................      113,299
 Trustees' compensation..........................................       77,307
 Closed foreign currency contracts...............................       54,812
 Shareholder reports.............................................       15,572
 Management and administrative fees..............................       15,075
 Other...........................................................       54,617
                                                                  ------------
  Total liabilities..............................................  108,801,512
                                                                  ------------
NET ASSETS....................................................... $244,166,309
                                                                  ============
COMPOSITION OF NET ASSETS
Par value of shares of beneficial interest....................... $    291,875
Additional paid-in capital.......................................  307,087,761
Undistributed (overdistributed) net investment income............     (696,954)
Accumulated net realized gain (loss) on investments and foreign currency transactions...........................................  (35,545,255)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies......................................................  (26,971,118)
                                                                  ------------
NET ASSETS--applicable to 29,187,484 shares of beneficial
 interest outstanding............................................ $244,166,309
                                                                  ============
NET ASSET VALUE PER SHARE........................................        $8.37

See accompanying Notes to Financial Statements.

                                                                              27

Statement of Operations For the Year Ended October 31, 2001

Oppenheimer Multi-Sector Income Trust

INVESTMENT INCOME
Interest......................................................... $ 23,823,146
Dividends........................................................      669,594
                                                                  ------------
  Total income...................................................   24,492,740
                                                                  ------------
EXPENSES
Management fees..................................................    1,634,705
Shareholder reports..............................................       81,757
Transfer and shareholder servicing agent fees....................       43,144
Custodian fees and expenses......................................       44,049
Accounting service fees..........................................       24,000
Registration and filing fees.....................................       21,455
Other............................................................       48,693
                                                                  ------------
  Total expenses.................................................    1,897,803
    Less reduction to custodian expenses.........................       (7,601)
                                                                  ------------
  Net expenses...................................................    1,890,202
                                                                  ------------
NET INVESTMENT INCOME............................................   22,602,538
                                                                  ------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
  Investments (including premiums on options exercised)..........   (6,754,384)
  Closing of futures contracts...................................     (160,750)
  Closing and expiration of option contracts written.............      135,677
  Foreign currency transactions..................................   (1,171,986)
                                                                  ------------
    Net realized gain (loss).....................................   (7,951,443)
                                                                  ------------
Net change in unrealized appreciation (depreciation) on:
  Investments....................................................   (6,850,703)
  Translation of assets and liabilities denominated in foreign
   currencies....................................................    1,950,517
                                                                  ------------
    Net change...................................................   (4,900,186)
                                                                  ------------
Net realized and unrealized gain (loss)..........................  (12,851,629)
                                                                  ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............. $  9,750,909
                                                                  ============

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets

Oppenheimer Multi-Sector Income Trust

                                                     Year Ended October 31,
                                                        2001          2000
                                                    ------------  ------------

OPERATIONS
Net investment income (loss)....................... $ 22,602,538  $ 25,018,327
Net realized gain (loss)...........................   (7,951,443)  (10,854,137)
Net change in unrealized appreciation
 (depreciation)....................................   (4,900,186)   (7,258,671)
                                                    ------------  ------------
Net increase (decrease) in net assets resulting
 from operations...................................    9,750,909     6,905,519
                                                    ------------  ------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income...............  (22,861,344)  (19,768,847)
Tax return of capital distribution ................     (959,803)          --
Distributions in excess of net realized gain.......          --     (4,688,650)
                                                    ------------  ------------
BENEFICIAL INTEREST TRANSACTIONS
Proceeds from shares issued to shareholders in
 reinvestment of dividends.........................      607,802           --
                                                    ------------  ------------
NET ASSETS
Total decrease.....................................  (13,462,436)  (17,551,978)
Beginning of period................................  257,628,745   275,180,723
                                                    ------------  ------------
End of period [including undistributed
 (overdistributed) net investment income of
 $(696,954) and $(297,342), respectively].......... $244,166,309  $257,628,745
                                                    ============  ============

See accompanying Notes to Financial Statements.

                                                                              29

Financial Highlights

Oppenheimer Multi-Sector Income Trust

                                     Year Ended October 31,
                            2001           2000      1999       1998           1997
                          --------       --------  --------   --------       --------

PER SHARE OPERATING DATA
Net asset value,
 beginning of period....     $8.85          $9.45     $9.82     $10.61         $10.52
                          --------       --------  --------   --------       --------
Income (loss) from
 investment operations:
Net investment income...       .78 (/1/)      .86       .87        .79            .89
Net realized and
 unrealized gain
 (loss).................      (.44)(/1/)     (.62)     (.43)      (.75)           .08
                          --------       --------  --------   --------       --------
Total income (loss) from
 investment operations..       .34            .24       .44        .04            .97
                          --------       --------  --------   --------       --------
Dividend and/or
 distributions to
 shareholders:
Dividends from net
 investment income......      (.79)          (.68)     (.81)      (.78)          (.88)
Tax return of capital
 distribution...........      (.03)          (.16)      --        (.05)           --
                          --------       --------  --------   --------       --------
Total dividends and/or
 distributions to
 shareholders...........      (.82)          (.84)     (.81)      (.83)          (.88)
                          --------       --------  --------   --------       --------
Net asset value, end of
 period.................     $8.37          $8.85     $9.45      $9.82         $10.61
                          ========       ========  ========   ========       ========
Market value, end of
 period.................     $8.08          $7.88     $8.06      $9.38         $10.13
                          ========       ========  ========   ========       ========

TOTAL RETURN, AT MARKET
 VALUE(/2/).............     12.79%          6.93%    (6.64)%     0.17%         11.40%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of
 period (in thousands)..  $244,166       $257,629  $275,181   $285,907       $308,972
Average net assets (in
 thousands).............  $251,362       $269,849  $285,213   $304,773       $308,712
Ratios to average net
 assets:(/3/)
  Net investment
   income...............      8.99%(/1/)     9.27%     8.86%      7.56%          8.42%
  Expenses..............      0.75%          0.84%     1.03%      1.01%(/4/)     0.99%(/4/)
Portfolio turnover
 rate...................       133%           104%      159%       402%           259%

1. Without the adoption of
the change in amortization method as discussed in Note 1 in the Notes to
Financial Statements, these amounts would have been:

Net investment income          $.79
Net realized and unrealized
 gain (loss)                   (.45)
Net investment income ratio    9.19%

2. Assumes a $1,000
hypothetical purchase at the current market price on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and a sale at the current market price on the last business day of the period. Total return does not reflect sales charges or brokerage commissions.

3. Annualized for periods of less than one full year.

4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements

Notes to Financial Statements

Oppenheimer Multi-Sector Income Trust

1. Significant Accounting Policies

Oppenheimer Multi-Sector
Income Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company. The Trust’s investment objective is to seek high current income consistent with preservation of capital. The Trust’s investment advisor is OppenheimerFunds, Inc. (the
Manager). The following is a summary of significant accounting policies consistently followed by the Trust.

Securities Valuation.
Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Trust’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the
Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term “money market type” debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

Structured Notes. The Trust
invests in foreign- currency-linked structured notes whose market values and redemption prices are linked to foreign currency exchange rates. The structured notes are leveraged, which increases the volatility of each note’s market value relative to the change in the underlying foreign currency exchange rate.
Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. The Trust records a realized gain or loss when a structured note is sold or matures. As of October 31, 2001, the market value of these securities comprised 1.3% of the Trust’s net assets and resulted in unrealized gains in the current period of $56,895. The
Trust also hedges a portion of the foreign currency exposure generated by these securities, as discussed in Note 5.

Securities Purchased on a
When-Issued Basis. Delivery and payment for securities that have been purchased by the Trust on a when-issued basis can take place a month or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Trust may, from time to time, purchase securities whose settlement date extends beyond six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Trust maintains segregated assets with a market value equal to or greater than the amount of its commitments. These transactions of securities on a when-issued basis may increase the volatility of the Trust’s net asset value to the extent the Trust makes such transactions while remaining substantially fully invested. As of October 31, 2001, the Trust had entered into

                                                                              31

Notes to Financial Statements (Continued)

Oppenheimer Multi-Sector Income Trust

net outstanding when-issued transactions of $93,299,057.

In connection with its
ability to purchase securities on a when-issued basis, the Trust may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The forward roll may not extend for a period of greater than one year. The Trust generally records the incremental difference between the forward purchase and sell of each forward roll as interest income.

Risks to the Trust of
entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Trust to receive inferior securities to what was sold to the counterparty at redelivery;
counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

Security Credit Risk. The
Trust invests in high-yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Trust may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of October 31, 2001, securities with an aggregate market value of $1,617,124, representing 0.66% of the Trust’s net assets, were in default.

Foreign Currency Translation. The accounting records of the Trust are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange.
Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

The effect of changes in
foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Trust’s
Statement of Operations.

Repurchase Agreements. The
Trust requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Trust may be delayed or limited.

Federal Taxes. The Trust
intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers to shareholders. Therefore, no federal income or excise tax provision is required.

Notes to Financial Statements (Continued)

Oppenheimer Multi-Sector Income Trust

As of October 31, 2001, the
Trust had available for federal income tax purposes unused capital loss carryovers as follows:

   Expiring
   --------

   2003       $ 7,982,990
   2006         1,509,541
   2007        11,561,894
   2008         5,440,197
   2009         4,239,210
              -----------
   Total      $30,733,832
              ===========

Trustees’
Compensation. The Trust has adopted an unfunded retirement plan for the
Trust’s independent Board of Trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended October 31, 2001, the Trust’s projected benefit obligations were decreased by $42,293 and payments of $13,985 were made to retired trustees, resulting in an accumulated liability of $75,335 as of October 31, 2001.

The Board of Trustees has
adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Trust. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Trustees in shares of one or more Oppenheimer funds selected by the trustee. The amount paid to the Board of Trustees under the plan will be determined based upon the performance of the selected funds. Deferral of trustees’ fees under the plan will not affect the net assets of the Trust, and will not materially affect the Trust’s assets, liabilities or net investment income per share.

Dividends and Distributions
to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Classification of Dividends
and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Trust.

The Trust adjusts the
classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended October 31,
2001, amounts have been reclassified to reflect an increase in overdistributed net investment income of $140,806. Accumulated net realized loss was decreased by the same amount. As noted in the Statement of Changes in Net Assets, the
Trust realized a tax return of capital of $959,803. Net assets of the Trust were unaffected by the reclassifications.

                                                                              33

Notes to Financial Statements (Continued)

Oppenheimer Multi-Sector Income Trust

Investment Income. Dividend
income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex- dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Other. The Trust adopted
the provisions of the AICPA Audit and Accounting Guide for Investment Companies,
as revised, effective for fiscal years beginning after December 15, 2000. The
Trust elected to begin amortizing premiums on debt securities effective January
1, 2001. Prior to this date, the Trust did not amortize premiums on debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the Trust, but resulted in a $450,127 decrease to cost of securities and a corresponding $450,127 decrease in net unrealized depreciation, based on securities held as of December 31, 2000. For the year ended October 31,
2001, interest income decreased by $500,611, net realized loss on investments increased by $304,238, and the change in net unrealized depreciation on investments decreased by $804,849.

The preparation of
financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2. Shares of Beneficial Interest

The Trust has authorized an unlimited number of $.01 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                                     Year Ended     Year Ended
                                                     October 31,    October 31,
                                                        2001           2000
                                                   --------------- -------------
                                                   Shares  Amount  Shares Amount
                                                   ------ -------- ------ ------

Net increase from dividends reinvested............ 71,416 $607,802  --     $--

3. Purchases and Sales of Securities

The aggregate cost of
purchases and proceeds from sales of securities, other than short-term obligations, for the year ended October 31, 2001, were $394,326,940 and
$364,855,569, respectively.

As of October 31, 2001, unrealized appreciation (depreciation) based on cost of

Notes to Financial Statements (Continued)

Oppenheimer Multi-Sector Income Trust

securities for federal income tax purposes of $363,425,019 was:

Gross unrealized appreciation.................................... $  7,839,386
Gross unrealized depreciation....................................  (39,933,764)
                                                                  ------------
Net unrealized appreciation (depreciation)....................... $(32,094,378)
                                                                  ============

4. Fees and Other Transactions with Affiliates

Management Fees. Management
fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for an annual fee of 0.65% on the
Trust’s average annual net assets.

Accounting Fees. The Manager acts as the accounting agent for the Trust at an annual fee of $24,000, plus out-of-pocket costs and expenses reasonably incurred.

Transfer Agent Fees. Shareholder Financial Services, Inc. (SFSI), a wholly-
owned subsidiary of the Manager, is the transfer agent and registrar for the
Trust. Fees paid to SFSI are based on the number of accounts and the number of shareholder transactions, plus out-of-pocket costs and expenses.

5. Foreign Currency Contracts

A foreign currency contract
is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate.

The Trust may enter into
foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Trust include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value
of foreign currency underlying all contractual commitments held by the Trust and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

The Trust may realize a
gain or loss upon the closing or settlement of the foreign currency transactions. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

                                                                              35

Notes to Financial Statements (Continued)

Oppenheimer Multi-Sector Income Trust

As of October 31, 2001, the Trust had outstanding foreign currency contracts as follows:

                                                Valuation
                                     Contract     as of
                         Expiration   Amount   October 31,  Unrealized   Unrealized
Contract Description       Dates      (000s)      2001     Appreciation Depreciation
--------------------     ----------  --------  ----------- ------------ ------------

Contracts to Purchase
British Pound Sterling
 (GBP)..................  11/21/01  GBP    260 $  377,690    $ 6,280      $   --
Euro (EUR)..............  11/30/01  EUR  3,090  2,779,919     29,819          --
Japanese Yen (JPY)......   11/5/01  JPY245,000  2,002,194      3,662          --
                                                             -------      -------
                                                              39,761          --
                                                             -------      -------
Contracts to Sell
Australian Dollar
 (AUD)..................    1/9/02  AUD  3,170  1,593,168      3,086          --
British Pound Sterling   11/23/01-  GBP  1,255  1,822,483        --        20,679
 (GBP)..................  11/29/01
Euro (EUR).............. 11/13/01-  EUR  1,695  1,525,750        897        9,602
                          11/21/01
Japanese Yen (JPY)......  11/20/01  JPY236,374  1,933,558     23,381          --
                                                             -------      -------
                                                              27,364       30,281
                                                             -------      -------
Total Unrealized
 Appreciation and
 Depreciation...........                                     $67,125      $30,281
                                                             =======      =======

6. Futures Contracts

A futures contract is a
commitment to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date at a negotiated price. Futures contracts are traded on a commodity exchange. The Trust may buy and sell futures contracts that relate to broadly based securities indices
“financial futures” or debt securities “interest rate futures” in order to gain exposure to or to seek to protect against changes in market value of stock and bonds or interest rates. The Trust may also buy or write put or call options on these futures contracts.

The Trust generally sells
futures contracts to hedge against increases in interest rates and decreases in market value of portfolio securities. The Trust may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying fixed income securities.

Upon entering into a futures contract, the Trust is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Trust each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The

Notes to Financial Statements (Continued)

Oppenheimer Multi-Sector Income Trust

Trust recognizes a realized gain or loss when the contract is closed or expires.

Securities held in
collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and
Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported on the Statement of
Operations as closing and expiration of futures contracts.

Risks of entering into
futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of October 31, 2001, the
Trust had outstanding futures contracts as follows:

                                                     Valuation
                                                       as of      Unrealized
                               Expiration Number of October 31,  Appreciation
Contract Description             Dates    Contracts    2001     (Depreciation)
--------------------           ---------- --------- ----------- --------------

Contracts to Purchase
Crude Oil.....................  11/19/01      20    $  423,600    $  (34,300)
DAX Index.....................  12/21/01       4       412,386        47,332
Euro-Bundesobligation.........   12/6/01      18     1,815,811        67,444
FTSE 100 Index................  12/21/01       1        73,224          (814)
Japan (Government of) Bonds,
 10 yr........................  12/11/01       1     1,148,646         9,477
Nasdaq 100....................  12/20/01      10     1,369,000       (23,000)
Nikkei 225 Index..............  12/13/01       2       104,400           275
United Kingdom Long Gilt......  12/27/01       2       343,244         3,781
U.S. Long Bond................  12/19/01     198    21,866,625     1,062,726
U.S. Treasury Nts., 2 yr......  12/27/01     132    28,010,813       688,875
U.S. Treasury Nts., 5 yr......  12/19/01     276    30,321,188       641,148
U.S. Treasury Nts., 10 yr.....  12/19/01     329    36,688,641     1,302,874
                                                                  ----------
                                                                  $3,765,818
                                                                  ==========

7. Option Activity

The Trust may buy and sell
put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

The Trust generally
purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the
Trust receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

                                                                              37

Notes to Financial Statements (Continued)

Oppenheimer Multi-Sector Income Trust

Options are valued daily
based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Trust will realize a gain or loss upon the expiration or closing of the option transaction.
When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to
cover outstanding call options are noted in the Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of
Investments. Options written are reported as a liability in the Statement of
Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.

The risk in writing a call
option is that the Trust gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Trust may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the
Trust pays a premium whether or not the option is exercised. The Trust also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for
the year ended October 31, 2001 was as follows:

                                     Call Options            Put Options
                                 ---------------------  -----------------------
                                 Principal/              Principal/
                                 Number of   Amount of   Number of    Amount of
                                 Contracts   Premiums    Contracts    Premiums
                                 ----------  ---------  ------------  ---------

Options outstanding as of
 October 31, 2000...............        415  $   4,897     2,566,500  $  26,692
Options written.................  1,419,045    218,490   227,082,462    138,014
Options closed or expired.......    (21,490)  (149,583) (229,648,962)  (164,706)
Options exercised............... (1,393,170)   (47,138)          --         --
                                 ----------  ---------  ------------  ---------
Options outstanding as of
 October 31, 2001...............      4,800  $  26,666           --   $     --
                                 ==========  =========  ============  =========

Notes to Financial Statements (Continued)

Oppenheimer Multi-Sector Income Trust

8. Illiquid or Restricted Securities

As of October 31, 2001,
investments in securities included issues that are illiquid or restricted.
Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of
Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Trust intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation.
The aggregate value of illiquid or restricted securities subject to this limitation as of October 31, 2001, was $13,989,287, which represents 5.73% of the Trust’s net assets, of which $11,556 is considered restricted.
Information concerning restricted securities is as follows:

                                                       Valuation
                                                         as of      Unrealized
                                     Acquisition      October 31,  Appreciation
Security                                Date     Cost    2001     (Depreciation)
--------                             ----------- ---- ----------- --------------

Stocks and/or Warrants
Aurora Foods, Inc...................   9/18/00   $--    $11,556      $11,556

                                                                              39

                                                                  A-5
                                                                  A-1
                                                              Appendix A

                                                          RATINGS DEFINITIONS

Below are summaries of the rating definitions used by the nationally-recognized rating agencies listed below. Those ratings represent the opinion of the agency as to the credit quality of issues that they rate. The summaries below are based upon publicly-available information provided by the rating organizations.

Moody's Investors Service, Inc. ("Moody's")

LONG-TERM (TAXABLE) BOND RATINGS

Aaa: Bonds rated "Aaa" are judged to be the best quality. They carry the smallest degree of investment risk.  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group, they comprise what are generally known as high-grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as with "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than that of "Aaa" securities.

A: Bonds rated "A" possess many favorable investment attributes and are to be considered as upper-medium grade obligations.  Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa: Bonds rated "Baa" are considered medium-grade obligations; that is, they are neither highly protected nor poorly secured.
Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

Ba: Bonds rated "Ba" are judged to have speculative elements. Their future cannot be considered well-assured.  Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

B: Bonds rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C:  Bonds rated "C" are the lowest class of rated bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Con.  (...):  Bonds  for which the  security  depends  on the  completion  of some act or the  fulfillment  of some  condition  are rated conditionally.  These bonds are secured by (a)  earnings  of  projects  under  construction,  (b)  earnings of projects  unseasoned  in operating  experience,  (c) rentals that begin when  facilities are completed,  or (d) payments to which some other limiting  condition attaches.  The parenthetical  rating denotes probable credit stature upon completion of construction or elimination of the basis of the condition.

Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa." The modifier "1"
indicates that the obligation ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking;
and the modifier "3" indicates a ranking in the lower end of that generic rating category. Advanced refunded issues that are secured by certain assets are identified with a # symbol.

                                                   Short-Term Ratings - Taxable Debt

These ratings apply to the ability of issuers to honor senior debt obligations having an original maturity not exceeding one year:

Prime-1: Issuer has a superior ability for repayment of senior short-term debt obligations.

Prime-2: Issuer has a strong ability for repayment of senior short-term debt obligations. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3: Issuer has an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime: Issuer does not fall within any Prime rating category.

Standard & Poor's Ratings Services, a division of The McGraw-Hill Companies, Inc. ("Standard & Poor's")

LONG-TERM CREDIT RATINGS

AAA: Bonds rated "AAA" have the highest rating assigned by Standard & Poor's. The obligor's  capacity to meet its financial  commitment on the obligation is extremely strong.

AA:  Bonds  rated "AA"  differ  from the  highest  rated bonds only in small  degree.  The  obligor's  capacity  to meet its  financial commitment on the obligation is very strong.

A: Bonds rated "A" are somewhat more  susceptible  to the adverse  effects of changes in  circumstances  and economic  conditions  than obligations in higher-rated  categories.  However,  the obligor's capacity to meet its financial  commitment on the obligation is still strong.

BBB: Bonds rated "BBB" exhibit adequate  protection  parameters.  However,  adverse economic  conditions or changing  circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

                                                         BB, B, CCC, CC, and C

Obligations rated `BB', `B', `CCC', `CC', and `C' are regarded as having significant speculative characteristics. `BB' indicates the least degree of speculation and `C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
BB: Bonds rated "BB" are less vulnerable to nonpayment than other speculative issues.  However,  they face major ongoing  uncertainties or exposure to adverse business,  financial,  or economic conditions which could lead to the obligor's  inadequate capacity to meet its financial commitment on the obligation.

B: Bonds rated "B" are more  vulnerable to  nonpayment  than bonds rated "BB",  but the obligor  currently has the capacity to meet its financial commitment on the obligation.  Adverse business,  financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: Bonds rated "CCC" are currently  vulnerable to nonpayment,  and are dependent upon  favorable  business,  financial,  and economic conditions  for the obligor to meet its  financial  commitment  on the  obligation.  In the event of adverse  business,  financial,  or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: Bonds rated "CC" are currently highly vulnerable to nonpayment.

C: Subordinated  debt or preferred stock  obligations  rated "C" are currently highly  vulnerable to nonpayment.  The "C" rating may be used to cover a situation  where a bankruptcy  petition has been filed or similar  action taken,  but payments on this  obligation  are being continued.  A "C" also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments,  but that is currently paying.

D: Bonds rated "D" are in payment  default.  The "D" rating  category is used when payments on an  obligation  are not made on the date due even if the  applicable  grace period has not expired,  unless  Standard & Poor's  believes  that such payments will be made during such grace  period.  The "D" rating also will be used upon the filing of a  bankruptcy  petition  or the taking of a similar  action if payments on an obligation are jeopardized.

The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. The "r" symbol is attached to the ratings of instruments with significant noncredit risks.

SHORT-TERM ISSUE CREDIT RATINGS

A-1: A short-term bond rated "A-1" is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term bond rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term bond rated "A-3" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term bond rated "B" is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: A short-term bond rated "C" is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term bond rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Fitch, Inc.

INTERNATIONAL LONG-TERM CREDIT RATINGS

Investment Grade:

AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade:

BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met.
Securities rated in this category are not investment grade.

B: Highly Speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains.
Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC C: High Default Risk.  Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C"
ratings signal imminent default.

DDD, DD, and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

Plus (+) and minus (-) signs may be appended to a rating symbol to denote relative status within the major rating categories.  Plus and minus signs are not added to the "AAA" category or to categories below "CCC," nor to short-term ratings other than "F1" (see below).

INTERNATIONAL SHORT-TERM CREDIT RATINGS

F1:  Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature.

F2:   Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

F3:   Fair credit quality. Capacity for timely payment of financial commitments is adequate. However, near-term adverse changes could result in a reduction to non-investment grade.

B:    Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C:      High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D:     Default. Denotes actual or imminent payment default.

                                                                 C-25
                                                                  C-1

                                                       PART C

                                                  OTHER INFORMATION

Item 24.  Financial Statements and Exhibits.

         1.       Financial Statements at fiscal year-end October 31, 2000.

                  (a)      Statement of Investments - (See Part B, Statement of Additional Information): Filed herewith.

                  (b)      Statement of Assets and Liabilities - (See Part B, Statement of Additional Information): Filed herewith.

                  (c)      Statement of Operations - (See Part B, Statement of Additional Information): Filed herewith.

                  (d)      Statements of Changes in Net Assets - (See Part B, Statement of Additional Information): Filed herewith.

                  (e)      Financial Highlights - (See Part B, Statement of Additional Information): Filed herewith.

                  (f)      Notes to Financial Statements - (See Part B, Statement of Additional Information): Filed herewith.

         2.       Exhibits:

                  (a)      (1)        Declaration of Trust of Registrant: Filed with Registrant's Registration Statement, 2/2/88, refiled with Registrant's Amendment No. 8, 2/27/95, and incorporated herein by reference.

                           (2)        Amendment No. 1 dated as of March 10, 1988 to Declaration of Trust of Registrant: Filed with
Amendment No. 2 to Registrant's Registration Statement, 3/24/88, refiled with Registrant's Amendment No. 8, 2/27/95, pursuant to Item
102 of Regulation S-T, and incorporated herein by reference.

                           (3)        Amendment No. 2 dated November 6, 1989 to Declaration of Trust of Registrant:  Filed with
Registrant's Post-Effective Amendment No. 8, 2/27/95, and incorporated herein by reference.

                  (b)      By-Laws of Registrant (amended by-laws): Filed herewith.

                  (c)      Inapplicable

                  (d)      Specimen certificate for shares of Beneficial Interest, $.01 par value: Filed herewith.

                  (e)      Inapplicable

                  (f)      Inapplicable

                  (g)      (1)      Investment Advisory Agreement with Oppenheimer Management Corporation dated 10/22/90 - Filed with
Amendment No. 5 to Registrant's Registration Statement dated 2/27/91, refiled with Amendment No. 8 to Registrant's Registration
Statement, and incorporated herein by reference.

                  (h)      Form of Underwriting Agreement: Filed with Amendment No. 2 to Registrant's Registration Statement, 3/24/88,
refiled with Registrant's Post-Effective Amendment No. 8, 2/27/95, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

                  (i)      (1)      Amended and Reinstated Retirement Plan for Non-Interested Trustees or Directors dated 8/9/01:
Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Gold & Special Minerals Fund (Reg.
No. 2-82590), 10/25/01, and incorporated herein by reference.

                           (2)      Form of Deferred Compensation Plan for Disinterested Trustees/Directors: Filed with Post-Effective
Amendment No.  33, of the Registration Statement for Oppenheimer Gold & Special Minerals Fund (Reg. No. 2-82590), 10/28/98, and
incorporated herein by reference.

                  (j)      (1)        Co-Custody Agreement, dated 8/18/92 - Previously filed with Amendment No. 8 to Registrant's
Registration Statement, and incorporated herein by reference.

                           (2)           Amended and Restated  Foreign Custody Manager  Agreement dated 4/3/01:  Previously  filed with
Post-Effective  Amendment  No. 34 to the  Registration  Statement of  Oppenheimer  Gold & Special  Minerals  Fund (Reg.  No.  2-82590),
10/25/01, and incorporated herein by reference.

                           (3)          Amendment  dated  4/3/01  to  Custody   Agreement  dated   11/12/92:   Previously   filed  with
Post-Effective  Amendment  No. 34 to the  Registration  Statement of  Oppenheimer  Gold & Special  Minerals  Fund (Reg.  No.  2-82590),
10/25/01, and incorporated herein by reference.

                  (k)      Accounting Service Agreement previously filed with Registrant's Amendment No. 9 under the Investment
Company Act of 1940, 2/29/96, and incorporated herein by reference.

                  (l)      Inapplicable

                  (m)      Inapplicable

                  (n)      Inapplicable

                  (o)      Inapplicable

                  (p)      Inapplicable

                  (q)      Inapplicable

Item 25. Marketing Arrangements.

                  Inapplicable.

Item 26. Other Expenses of Issuance and Distribution.

                  Inapplicable.

Item 27. Persons Controlled by or under Common Control.

                  None.

Item 28. Number of Holders of Securities.

(1)                                                           (2)
                                                              Number of Record Holders
Title of Class                                                at February 25, 2002
--------------                                                ------------------------
Shares of Beneficial Interest,
$.01 par value                                                2,709

Item 29. Indemnification.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act, and will be governed by the final adjudication of such issue.

         The Registrant hereby undertakes that it will apply the indemnification provision of its By-laws in a manner consistent with
Release 11330 of the Securities and Exchange Commission under the Investment Company Act of 1940, so long as the interpretation therein of Sections 17(h) and 17(i) of the Investment Company Act remains in effect.

         Registrant, in conjunction with the Registrant's Trustees, and other registered management investment companies managed by the Advisor, generally maintains insurance on behalf of any person who is or was a Trustee, officer, employee, or agent of
Registrant.  However, in no event will Registrant pay that portion of the premium, if any, for insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify him.

Item 30.   Business and Other Connections of Investment Advisor

(a)      OppenheimerFunds, Inc. is the investment advisor of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other registered investment companies as described in Parts A and B hereof and listed in Item 29(b) below.

(b)  There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name and Current Position with                         Other Business and Connections
OppenheimerFunds, Inc.("OFI")                          During the Past Two Years
-----------------------------                          -------------------------

Timothy L. Abbuhl,
Assistant Vice President                             None.

Amy B. Adamshick,
Vice President                                       Formerly at Scudder Kemper Investments (July 1998 - May 2000)

Charles E. Albers,
Senior Vice President                                None.

Edward J. Amberger,
Assistant Vice President                             None.

Janette Aprilante,
Vice President and Secretary                         None.

Hany S. Ayad,
Assistant Vice President                             None.

Victor W. Babin,
Senior Vice President                                None.

Bruce L. Bartlett,
Senior Vice President                                None.

John Michael Banta
Assistant Vice President                             None.

Lerae A. Barela
Assistant Vice President                             None.

George Batejan,
Executive Vice President/
Chief Information Officer                            None.

Kevin Baum,
Assistant Vice President                             None.

Connie Bechtolt,
Assistant Vice President                             None.

Robert Behal
Assistant Vice President                             None.

Kathleen Beichert,
Vice President                                       None.

Rajeev Bhaman,
Vice President                                       None.

Mark Binning,
Assistant Vice President                             None.

Erik S. Berg
Assistant Vice President                             None

Robert J. Bishop,
Vice President                                       None.

John R. Blomfield,
Vice President                                       None.

Chad Boll,
Assistant Vice President                             None.

Lowell Scott Brooks,
Vice President                                       None.

Richard Buckmaster
Vice President                                       None.

Scott Burroughs
Vice President                                       None.

Adele A. Campbell,
Assistant Vice President & Assistant
Treasurer: Rochester Division                        None.

Claudia Calich
Assistant Vice President                             None

Michael A. Carbuto,
Vice President                                       None.

Ronald G. Chibnik
Assistant Vice President                             None.

Peter V. Cocuzza,
Vice President                                       None.

Julie C. Cusker,
Assistant Vice President:
Rochester Division                                   None.

John Damian
Vice President                                       None.

O. Leonard Darling,
Vice Chairman, Executive Vice
President and Chief Investment
Officer and Director                                 Chairman  of the Board and a  director  (since  June  1999)  and  Senior  Managing
                                                     Director  (since December 1998) of HarbourView  Asset  Management  Corporation;  a
                                                     director  (since July 2001) of Oppenheimer  Acquisition  Corp.; a director  (since
                                                     March  2000) of OFI  Private  Investments,  Inc.;  Chairman  of the Board,  Senior
                                                     Managing Director and director (since February 2001) of OAM  Institutional,  Inc.;
                                                     Trustee (since 1993) of Awhtolia College - Greece.

John M. Davis,
Assistant Vice President                             None.

Robert A. Densen,
Senior Vice President                                None.

Ruggero de'Rossi,
Vice President                                       Formerly, Chief Strategist at ING Barings (July
                                                     1998 - March 2000).

Craig P. Dinsell,
Executive Vice President                             None.

Randall C. Dishmon,
Assistant Vice President                             None.

Rebecca K. Dolan
Assistant Vice President                             None.

Steven D. Dombrower,
Vice President                                       None.

Bruce C. Dunbar,
Vice President                                       None.

Richard Edmiston,
Assistant Vice President                             None.

Daniel R. Engstrom,
Assistant Vice President                             None.

Armand B. Erpf,
Assistant Vice President                             None.

George R. Evans,
Vice President                                       None.

Edward N. Everett,
Assistant Vice President                             None.

George Fahey,
Vice President                                       None.

Leslie A. Falconio,
Vice President    None.

Scott T. Farrar,
Vice President                                       Assistant  Treasurer  of  Oppenheimer  Millennium  Funds plc;  an officer of other
                                                     Oppenheimer funds.

Katherine P. Feld,
Vice President, Senior Counsel
and Secretary                                        Vice  President  and  Assistant  Counsel of the  Manager  (since  June  1998);  an officer of other  Oppenheimer  funds;  formerly an Assistant  Vice  President  and
                                                     Assistant  Counsel  of  the  Manager  (August  1997 - June  1998);  and  Assistant
                                                     Counsel of the Manager (August 1994-August 1997).
Ronald H. Fielding,
Senior Vice President;
Chairman: Rochester Division                         Director  of  ICI  Mutual  Insurance  Company;  Governor  of St.  John's  College;
                                                     Director of  International  Museum of  Photography  at George  Eastman  House;  an
                                                     officer and/or portfolio manager of certain Oppenheimer funds.

Paul Fitzsimmons
Assistant Vice President                             None.

P. Lyman Foster,
Senior Vice President                                Formerly, Vice President of Prudential Investments (August 1999-April 2000).

David J. Foxhoven,
Assistant Vice President                             None.

Colleen M. Franca,
Assistant Vice President                             None.

Crystal French,
Vice President                                       None.

Dan P. Gangemi,
Vice President                                       None.

Dan Gagliardo
Assistant Vice President                             None.

Subrata Ghose,
Assistant Vice President                             Formerly, Equity Analyst at Fidelity Investments (1995 - March 2000).

Charles W. Gilbert,
Assistant Vice President                             None.

Alan C. Gilston,
Vice President                                       None.

Jill E. Glazerman,
Vice President                                       None.

Paul M. Goldenberg,
Vice President                                       None.

Mikhail Y. Goldverg,
Assistant Vice President                             None.

Laura Granger,
Vice President                                       Formerly, Portfolio Manager at Fortis Advisors (July 1998-October 2000).

Jeremy H. Griffiths,
Executive Vice President,
Chief Financial Officer and
Director                                             Chief  Financial  Officer,  Treasurer  and  director  of  Oppenheimer  Acquisition
                                                     Corp.;  Executive  Vice  President of HarbourView  Asset  Management  Corporation;
                                                     President and director of OppenheimerFunds  International Ltd.;  President.  Chief
                                                     Executive  Officer,  Chairman  of the  Board and  director  of  Oppenheimer  Trust
                                                     Company;  director of Trinity  Investment  Management  Corp.,  Secretary/Treasurer
                                                     and  director  of   OppenheimerFunds   Legacy   Program  (a  Colorado   non-profit
                                                     corporation);   Executive  Vice  President  of  OFI  Private  Investments,   Inc.;
                                                     Executive  Vice  President of OAM  Institutional,  Inc. and a Member and Fellow of
                                                     the Institute of Chartered Accountants.

Robert Grill,
Senior Vice President                                None.

Robert Guy,
Senior Vice President                                None.

David Hager
Vice President                                       None.

Robert Haley,
Assistant Vice President                             None.

Marilyn Hall
Vice President                                       None.

Kelly Haney,
Assistant Vice President                             None.

Thomas B. Hayes,
Vice President                                       None.

Dorothy F. Hirshman,
Vice President                                       None.

Merryl I. Hoffman,
Vice President and
Senior Counsel                                       Secretary of Oppenheimer Trust Company.

Merrell I. Hora,
Vice President                                       None.

Scott T. Huebl,
Vice President                                       None.

Margaret Hui,
Assistant Vice President                             Formerly Vice President - Syndications  of Sanwa Bank  California  (January 1998 -
                                                     September 1999).

James G. Hyland,
Assistant Vice President                             None.

Steve P. Ilnitzki,
Senior Vice President                                Formerly Vice President of Product Management at Ameritrade (until March 2000).

Kathleen T. Ives,
Vice President and
Assistant Counsel                                    An officer of other OppenheimerFunds.

William Jaume,
Vice President                                       Senior  Vice  President  (since  April  2000)  of  HarbourView   Asset  Management
                                                     Corporation; and of OAM Institutional, Inc. (since February 2001).

Frank V. Jennings,
Vice President                                       None.

John Jennings,
Vice President                                       None.

Lewis A. Kamman,
Vice President                                       None.

Jennifer E. Kane,
Assistant Vice President                             None.

Lynn O. Keeshan,
Senior Vice President                                None.

Thomas W. Keffer,
Senior Vice President                                None.

Kristina J. Keller,
Vice President                                       None.

Michael Keogh,
Vice President                                       None.

Michael Kirkpatrick,
Assistant Vice President                             None.

Garrett K. Kolb
Assistant Vice President                             None.

Teresa Kong
Assistant Vice President                             None.

Walter G. Konops,
Assistant Vice President                             None.

Avram D. Kornberg,
Senior Vice President                                None.

James Kourkoulakos,
Vice President.                                      None.

John S. Kowalik,
Senior Vice President                                None.

Joseph Krist,
Assistant Vice President                             None.

Guy E. Leaf
Vice President                                       None.

Christopher M. Leavy,
Senior Vice President                                Formerly  Vice  President  and  Portfolio  Manager  at Morgan  Stanley  Investment
                                                     Management (1997-September 2000).

Dina C. Lee,
Assistant Vice President and
Assistant Counsel                                    Formerly an attorney with Van Eck Global (until December 2000).

Laura Leitzinger
Vice President                                       None.

Michael S. Levine,
Vice President                                       None.

Gang Li
Assistant Vice President                             None.

Shanquan Li,
Vice President                                       None.

Mitchell J. Lindauer,
Vice President and Assistant
General Counsel                                      None.

Bill Linden
Assistant Vice President                             None.

Malissa B. Lischin,
Assistant Vice President                             Formerly  Associate Manager,  Investment  Management Analyst at Prudential (1996 -
                                                     March 2000).

Reed Litchner
Vice President                                       None.

David P. Lolli,
Assistant Vice President                             None.

Daniel G. Loughran
Vice President: Rochester Division                   None.

Patricia A. Lovett
Vice President                                       None.

David M. Mabry,
Vice President                                       None.

Randy Manske
Assistant Vice President                             None.

Steve Macchia,
Vice President                                       None.

Marianne Manzolillo,
Assistant Vice President                             Formerly,  Vice President for DLJ High Yield Research Department  (February 1993 -
                                                     July 2000).

Philip T. Masterson,
Vice President and
Associate Counsel                                    None.

Lisa Migan,
Assistant Vice President                             None.

Andrew J. Mika,
Senior Vice President                                Formerly a Second Vice  President  for Guardian  Investments  (June 1990 - October
                                                     1999).

Joy Milan,
Vice President                                       None.

Denis R. Molleur,
Vice President and
Senior Counsel                                       An officer of other Oppenheimer Funds.

Nikolaos D. Monoyios,
Vice President                                       None.

John Murphy,
Chairman, President, Chief Executive
Officer and Director                                 President,  Chief  Executive  Officer and  director  of OFI  Private  Investments,
                                                     Inc., an investment  adviser  subsidiary of the Manager;  Chairman and director of
                                                     Shareholder  Services,  Inc. and Shareholder  Financial  Services,  Inc., transfer
                                                     agent  subsidiaries  of  the  Manager;   President  and  director  of  Oppenheimer
                                                     Acquisition  Corp., the Manager's  parent holding company;  President and director of Oppenheimer  Partnership  Holdings,  Inc., a holding company  subsidiary of the
                                                     Manager;  President  and  director  of  OppenheimerFunds  International  Ltd.,  an offshore fund management  subsidiary of the Manager and of Oppenheimer  Millennium
                                                     Funds plc;  director of HarbourView  Asset Management  Corporation and Oppenheimer
                                                     Real Asset  Management,  Inc.,  investment  adviser  subsidiaries  of the Manager;
                                                     President and director of  OppenheimerFunds  Legacy Program, a Colorado non-profit corporation;  director  of OAM  Institutional,  Inc.;  President  and a trustee of other Oppenheimer funds; director of David L. Babson Acquisition Corp.

Thomas J. Murray,
Vice President                                       None.

Kenneth Nadler,
Vice President                                       None.

David Negri,
Senior Vice President                                None.

Richard Nichols
Vice President                                       None.

Barbara Niederbrach,
Assistant Vice President                             None.

Robert A. Nowaczyk,
Vice President                                       None.

Raymond C. Olson,
Assistant Vice President                             None.

Gina M. Palmieri,
Vice President                                       None.

Mark Paris
Assistant Vice President                             None.

Frank J. Pavlak,
Vice President                                       None.

David P. Pellegrino,
Vice President                                       None.

Allison C. Pells
Assistant Vice President                             None.

James F. Phillips,
Assistant Vice President                             None.

Jane C. Putnam,
Vice President                                       None.

Michael E. Quinn,
Vice President                                       None.

Julie S. Radtke,
Vice President                                       None.

Kristina Richardson
Assistant Vice President                             None.

Norma J. Rapini,
Assistant Vice President:
Rochester Division                                   None.

Thomas P. Reedy,
Vice President                                       Vice President (since April 1999) of HarbourView Asset Management Corporation.

John Reinhardt,
Vice President: Rochester Division                   None.

David Robertson,
Senior Vice President                                Formerly  Director of Sales & Marketing at Schroder  Investment  Management  North
                                                     America (March 1998-March 2000).

Rob Robis
Assistant Vice President                             None.

Antoinette Rodriguez,
Assistant Vice President                             None.

Jeffrey S. Rosen,
Vice President                                       None.

Richard H. Rubinstein,
Senior Vice President                                None.

James H. Ruff,
Executive Vice President                             President  and director of  OppenheimerFunds  Distributor,  Inc.;  Executive  Vice
                                                     President (since March 2000) of OFI Private Investments, Inc.

Andrew Ruotolo
Executive Vice President                             President and director of Shareholder  Services,  Inc.;  formerly Chief Operations
                                                     Officer for American International Group (August 1997-September 1999).

Rohit Sah,
Assistant Vice President                             None.

Valerie Sanders,
Vice President                                       None.

Kenneth Schlupp
Vice President                                       Assistant Vice President (since March 2000) of OFI Private Investments, Inc.

Jeffrey R. Schneider,
Vice President                                       None.

Scott A. Schwegel
Assistant Vice President                             None.

Ellen P. Schoenfeld,
Vice President                                       None.

Allan P. Sedmak
Assistant Vice President                             None.

Jennifer L. Sexton,
Vice President    None.

Martha A. Shapiro,
Vice President                                       None.

Steven J. Sheerin,
Vice President                                       Formerly  consultant with  Pricewaterhouse  Coopers (November 2000-May 2001) prior to which he was a Vice  President  of Merrill  Lynch Pierce  Fenner & Smith,  Inc.
                                                     (July 1998-October 2000).

Bonnie Sherman
Assistant Vice President                             None.

David C. Sitgreaves
Assistant Vice President                             None.

Enrique H. Smith
Assistant Vice President                             None.

Richard A. Soper,
Vice President                                       None.

Keith J. Spencer,
Vice President                                       None.

Cathleen R. Stahl,
Assistant Vice President                             Assistant Vice President & Manager of Women & Investing Program.

Richard A. Stein,
Vice President: Rochester Division                   None.

Arthur P. Steinmetz,
Senior Vice President                                None.

Jayne M. Stevlingson,
Vice President                                       None.

Gregory J. Stitt,
Vice President                                       None.

John P. Stoma,
Senior Vice President                                None.

Deborah A. Sullivan,
Assistant Vice President,
Assistant Counsel                                    Formerly,   Associate  General  Counsel,   Chief  Compliance  Officer,   Corporate
                                                     Secretary and Vice  President of Winmill & Co. Inc.  (formerly  Bull & Bear Group,
                                                     Inc.),  CEF  Advisers,  Inc.  (formerly  Bull &  Bear  Advisers,  Inc.),  Investor
                                                     Service  Center,  Inc. and Midas  Management  Corporation  (November  1997 - March
                                                     2000).

Mary Sullivan,
Assistant Vice President                             None.

Kevin L. Surrett,
Assistant Vice President                             None.

Susan B. Switzer,
Vice President                                       None.

Anthony A. Tanner,
Vice President: Rochester Division                   None.

Eamon Tubridy
Assistant Vice President                             None.

Cameron Ullyat
Assistant Vice President                             None.

Mark S. Vandehey,
Vice President                                       None.

Maureen VanNorstrand,
Vice President                                       None.

Phillip F. Vottiero,
Vice President                                       None.

Samuel Sloan Walker,
Vice President                                       None.

Teresa M. Ward,
Vice President                                       None.

Darrin L. Watts
Assistant Vice President                             None.

Jerry A. Webman,
Senior Vice President                                None.

Christopher D. Weiler,
Assistant Vice President:
Rochester Division                                   None.

Barry D. Weiss,
Vice President                                       Formerly with Fitch IBCA (1996 - January 2000).

Christine Wells,
Vice President                                       None.

Joseph J. Welsh,
Vice President                                       None.

Catherine M. White,
Assistant Vice President                             Formerly,  Assistant  Vice  President  with  Gruntal & Co. LLC  (September  1998 -
                                                     October 2000);  member of the American  Society of Pension  Actuaries (ASPA) since
                                                     1995.

William L. Wilby,
Senior Vice President                                Senior  Investment  Officer,  Director  of  International  Equities;  Senior  Vice
                                                     President of HarbourView Asset Management Corporation.

Donna M. Winn,
Senior Vice President                                Senior Vice President (since March 2000) of OFI Private Investments, Inc.

Kenneth Winston,
Senior Vice President                                Principal at Richards & Tierney, Inc. (until June 2001).

Brian W. Wixted,
Senior Vice President and
Treasurer                                            Treasurer  (since  March  1999)  of  HarbourView  Asset  Management   Corporation,
                                                     Shareholder  Services,   Inc.,  Oppenheimer  Real  Asset  Management  Corporation,
                                                     Shareholder Financial Services, Inc. and Oppenheimer  Partnership Holdings,  Inc.,
                                                     of OFI  Private  Investments,  Inc.  (since  March  2000) and of  OppenheimerFunds
                                                     International  Ltd. and of Oppenheimer  Millennium  Funds plc (since May 2000), of
                                                     OAM  Institutional,  Inc.  (since  February  2001);  Treasurer and Chief Financial
                                                     Officer  (since  May  2000) of  Oppenheimer  Trust  Company;  Assistant  Treasurer
                                                     (since  March  1999) of  Oppenheimer  Acquisition  Corp.  and of  OppenheimerFunds
                                                     Legacy Program (since April 2000); an officer of other Oppenheimer funds.

Carol Wolf,
Senior Vice President                                An officer and/or portfolio manager of certain  Oppenheimer  funds;  serves on the
                                                     Board of Chinese Children Adoption  International  Parents Council,  Supporters of
                                                     Children,   and  the  Advisory  Board  of  Denver  Children's   Hospital  Oncology
                                                     Department.

Kurt Wolfgruber,
Senior Vice President                                Senior  Investment  Officer,   Director  of  Domestic  Equities;   member  of  the
                                                     Investment  Product  Review  Committee and the Executive  Committee of HarbourView
                                                     Asset Management Corporation.

Caleb C. Wong,
Vice President                                       None.

Edward C. Yoensky
Assistant Vice President                             None.

Robert G. Zack,
Senior Vice President,
Assistant Secretary, and
General Counsel                                      Assistant  Secretary  of  Shareholder   Services,   Inc.,   Shareholder  Financial
                                                     Services,  Inc.,  OppenheimerFunds  International Ltd. and Oppenheimer  Millennium
                                                     Funds plc; an officer of other Oppenheimer funds.

Jill Zachman,
Assistant Vice President:
Rochester Division                                   None.

Neal A. Zamore,
Vice President                                       Formerly (until May 2000) Vice President at GE Capital.

Mark D. Zavanelli,
Vice President                                       None.

Alex Zhou
Assistant Vice President                             None.

Arthur J. Zimmer,
Senior Vice President                                Senior  Vice  President  (since  April  1999)  of  HarbourView   Asset  Management
                                                     Corporation.

Susan Zimmerman,
Vice President                                       None.

The Oppenheimer Funds include the Board I Funds, the Board II Funds and the Oppenheimer Board III Funds, as set forth below:

                  Board I Funds
                  -------------

                  Oppenheimer California Municipal Fund
                  Oppenheimer Capital Appreciation Fund
                  Oppenheimer Capital Preservation Fund
                  Oppenheimer Concentrated Growth Fund
                  Oppenheimer Developing Markets Fund
                  Oppenheimer Discovery Fund
                  Oppenheimer Emerging Growth Fund
                  Oppenheimer Emerging Technologies Fund
                  Oppenheimer Enterprise Fund
                  Oppenheimer Europe Fund
                  Oppenheimer Global Fund
                  Oppenheimer Global Growth & Income Fund
                  Oppenheimer Gold & Special Minerals Fund
                  Oppenheimer Growth Fund
                  Oppenheimer International Growth Fund
                  Oppenheimer International Small Company Fund
                  Oppenheimer Money Market Fund, Inc.
                  Oppenheimer Multi-Sector Income Trust
                  Oppenheimer Multi-State Municipal Trust
                  Oppenheimer Multiple Strategies Fund
                  Oppenheimer Municipal Bond Fund
                  Oppenheimer New York Municipal Fund
                  Oppenheimer Series Fund, Inc.
                  Oppenheimer Special Value Fund
                  Oppenheimer Trinity Core Fund
                  Oppenheimer Trinity Large Cap Growth Fund
                  Oppenheimer Trinity Value Fund
                  Oppenheimer U.S. Government Trust

                  Board II Funds
                  --------------

                  Centennial America Fund, L.P.
                  Centennial California Tax Exempt Trust
                  Centennial Government Trust
                  Centennial Money Market Trust
                  Centennial New York Tax Exempt Trust
                  Centennial Tax Exempt Trust
                  Oppenheimer Cash Reserves
                  Oppenheimer Champion Income Fund
                  Oppenheimer Capital Income Fund
                  Oppenheimer High Yield Fund
                  Oppenheimer Integrity Funds
                  Oppenheimer International Bond Fund
                  Oppenheimer Limited-Term Government Fund
                  Oppenheimer Main Street Opportunity Fund
                  Oppenheimer Main Street Small Cap Fund
                  Oppenheimer Main Street Funds, Inc.
                  Oppenheimer Municipal Fund
                  Oppenheimer Real Asset Fund
                  Oppenheimer Select Managers
                  Oppenheimer Senior Floating Rate Fund
                  Oppenheimer Strategic Income Fund
                  Oppenheimer Total Return Fund, Inc.
                  Oppenheimer Variable Account Funds
                  Panorama Series Fund, Inc.

                  Board III Funds
                  ---------------

                  Limited Term New York Municipal Fund
                  Oppenheimer Convertible Securities Fund
                  Oppenheimer MidCap Fund
                  Oppenheimer Quest Capital Value Fund, Inc.
                  Oppenheimer Quest For Value Funds
                  Oppenheimer Quest Global Value Fund, Inc.
                  Oppenheimer Quest Value Fund, Inc.
                  Rochester Fund Municipals

The address of OppenheimerFunds, Inc., OppenheimerFunds Distributor, Inc., HarbourView Asset Management Corp., Oppenheimer
Partnership Holdings, Inc., and Oppenheimer Acquisition Corp. is 498 Seventh Avenue, New York, New York 10018.

The address of the Board I Funds, the Board II Funds and Board III Funds, Oppenheimer Funds, Shareholder Financial Services, Inc.,
Shareholder Services, Inc., OppenheimerFunds Services, Centennial Asset Management Corporation, Centennial Capital Corp., and
Oppenheimer Real Asset Management, Inc. is 6803 South Tucson Way, Englewood, Colorado 80112.

Item 29.    Principal Underwriter

                 Inapplicable.

Item 31.  Location of Accounts and Records.

All accounts, books and other documents, required to be maintained by the Registrant under Section 31(a) of the Investment Company
Act of 1940 and the Rule thereunder are maintained by OppenheimerFunds, Inc. at its offices at 6803 South Tucson Way, Englewood,
Colorado 80112.

Item 32.  Management Services.

The Registrant is not a party to any management-related service contract not discussed in Part A of this Registration Statement.

Item 33.  Undertakings.

1.  The Registrant undertakes to suspend the offering of the shares covered hereby until it amends its prospectus if (1) subsequent to the effective date of this Registration Statement, its net asset value per share declines more than 10 percent from its net asset value per share as of the effective date of this Registration Statement, or (2) its net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

2.  Inapplicable

3.  Inapplicable

4.  Inapplicable

5.  Inapplicable

                                                              SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and
State of New York on the 27th day of February, 2002.

                                                              Oppenheimer Multi-Sector Income Trust

                                                              By: /s/ John V. Murphy*

                                                              John V. Murphy, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                                           Title                              Date
----------                                           -----                              ----

/s/ Leon Levy*                                       Chairman of the
                                                     Board of Trustees                  February 27, 2002
Leon Levy

/s/ Donald W. Spiro*                                    Vice Chairman of the            February 27, 2002
-------------------------                                Board and Trustee
Donald W. Spiro

/s/ John V. Murphy*                                      President and
------------------------------                           Chief Executive                February 27, 2002
John V. Murphy                                       Officer and Trustee

/s/ Brian Wixted*                                    Treasurer,
                                                     Principal Financial
Brian Wixted                                         and Accounting Officer             February 27, 2002

/s/ Robert G. Galli*                                 Trustee                            February 27, 2002

Robert G. Galli

/s/ Benjamin Lipstein*                               Trustee                            February 27, 2002

Benjamin Lipstein

/s/ Elizabeth B. Moynihan*                           Trustee                            February 27, 2002

Elizabeth B. Moynihan

/s/ Kenneth A. Randall*                              Trustee                            February 27, 2002

Kenneth A. Randall

/s/ Edward V. Regan*                                 Trustee                            February 27, 2002

Edward V. Regan

/s/ Russell S. Reynolds, Jr.*                        Trustee                            February 27, 2002

Russell S. Reynolds, Jr.

/s/ Clayton K. Yeutter*                              Trustee                            February 27, 2002

Clayton K. Yeutter

*By: /s/ Robert G. Zack

     Robert G. Zack

                                        OPPENHEIMER MULTI-SECTOR INCOME TRUST
                                              Registration No. 811-5473

                                                  Index to Exhibits

Exhibit No.                Description
-----------                -----------

24(2)(b)          Bylaws

24(2)(d)          Specimen certificate

24(1)                      Financial Statements and Independent Auditors' Report and Consent

680N2-02.doc

--------
1 Mr. Murphy and Mr. Griffiths are not Directors of Oppenheimer Money Market Fund, Inc. and Mr. Murphy is not a Trustee of
Oppenheimer California Municipal Fund.
2 The address of each Trustee is 6803 S. Tucson Way, Englewood, CO 80112-3924.
3 Each Trustee serves for an indefinite term, until his or her resignation, death or removal.
                                                                                                                  4 Includes shares owned by Mr. Galli in other Oppenheimer Funds for which he serves as director or trustee.
5 The address of Mr. Murphy is 498 Seventh Avenue, New York, NY 10018.
6 Each Trustee serves for an indefinite term, until his or her resignation, death or removal.
                                                                                                                 7 Includes shares owned by Mr. Murphy in other Oppenheimer Funds for which he serves as director or trustee.
8 The address of each Officer is 498 Seventh Avenue, New York, NY 10018 except for Messrs. Bishop, Farrar and Wixted and Ms. Ives, whose address is 6803 S. Tucson Way, Englewood, CO 80112-3924 .
9 Each Officer serves for an indefinite term, until his or her resignation, death or removal.